UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 2	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 80	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The following underlying mutual funds are available under this contract.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
American Funds Insurance Series® - Capital Income Builder®: Class 4
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
American Funds Insurance Series® - International Fund: Class 4
American Funds Insurance Series® - New World Fund: Class 4
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
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Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Guggenheim Variable Fund - Long Short Equity Fund
Guggenheim Variable Fund - Multi-Hedge Strategies
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Ivy Variable Insurance Portfolios - Energy
Janus Aspen Series - Balanced Portfolio: Service Shares
Janus Aspen Series - Enterprise Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
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Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Merger Fund VL - The Merger Fund VL
VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [3]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Death Benefit Options (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.85%
Administrative Charge (applicable to all contracts)	0.15% [3]
C Schedule Option Charge	0.35%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
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Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	2.88%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	a $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.88%)	$1,228	$2,080	$2,626	$5,215	*	$1,580	$2,626	$5,215	$528	$1,580	$2,626	$5,215
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 959	$1,297	$1,361	$2,893	*	$ 797	$1,361	$2,893	$259	$ 797	$1,361	$2,893
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
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•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
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•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Joint Owner
Joint owners each own an undivided interest in the contract.
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Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
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A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
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(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
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Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
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Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
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Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
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Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee (see Short-Term Trading Fees).
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
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If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
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(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
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Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
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The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.85% of the Daily Net Assets (with the Administrative Charge waiver; otherwise, 1.00%).
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
41

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
42

Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-201820
43

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide you with long-term growth of capital.
44

American Funds Insurance Series® - New World Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
45

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
46

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Guggenheim Variable Fund - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Energy (formerly, Ivy Funds Variable Insurance Portfolios - Energy)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
47

Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
48

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
49

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
50

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
51

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
52

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
53

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
54

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (formerly, Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares)
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
55

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
56

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
57

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits and with the Administrative Charge waiver (the minimum Variable Account charge of 0.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2016 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.170954	0.12%	0
58

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.907878	-0.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
59

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.619480	9.608288	-0.12%	0
2015	9.925267	9.619480	-3.08%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
60

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
61

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
62

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
63

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
64

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
65

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
66

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
67

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
68

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.854941	-1.45%	396
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
69

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.531047	9.443348	-0.92%	0
2015	9.914034	9.531047	-3.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
73

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
74

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
75

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
76

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
77

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
79

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
80

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
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An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
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•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
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one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
90

•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
91

Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2017. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2016. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.170954	0.12%	0
4

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.907878	-0.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
5

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.619480	9.608288	-0.12%	0
2015	9.925267	9.619480	-3.08%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
6

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
7

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
8

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
9

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
10

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
11

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
12

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
13

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
14

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.062869	9.845102	39.39%	15,053
2015	11.492838	7.062869	-38.55%	2,639
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.024002	10.715202	6.90%	6,050
2015	10.260358	10.024002	-2.30%	4,472
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.139773	10.479086	3.35%	40,116
2015	10.501376	10.139773	-3.44%	4,479
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.598013	11.259805	17.31%	161,356
2015*	10.000000	9.598013	-4.02%	54,628
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.571752	9.834936	2.75%	90,474
2015	9.844922	9.571752	-2.77%	22,858
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.491466	11.587088	0.83%	17,379
2015	11.609748	11.491466	-1.02%	10,356
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.934329	9.129745	2.19%	62,104
2015*	10.000000	8.934329	-10.66%	21,333
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.284958	9.655897	4.00%	50,253
2015*	10.000000	9.284958	-7.15%	4,363
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.159786	11.60%	30,909
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.381286	12.724221	2.77%	72,632
2015	12.632806	12.381286	-1.99%	22,316
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.343957	10.436618	11.69%	78,853
2015*	10.000000	9.343957	-6.56%	24,611
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.897956	-1.02%	8,306
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.146727	11.870476	29.78%	21,724
2015*	10.000000	9.146727	-8.53%	10,092
15

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.530718	12.010597	14.05%	35,460
2015	10.911642	10.530718	-3.49%	19,218
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.600930	10.355497	7.86%	71,854
2015*	10.000000	9.600930	-3.99%	37,187
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.688874	10.261680	5.91%	208,954
2015*	10.000000	9.688874	-3.11%	16,702
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.284782	12.85%	26,186
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.290872	10.244276	-0.45%	102,547
2015*	10.000000	10.290872	2.91%	32,500
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.995409	-0.05%	8,976
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.428104	10.888306	4.41%	64,997
2015*	10.000000	10.428104	4.28%	18,626
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.599546	10.265783	6.94%	61,462
2015	9.887941	9.599546	-2.92%	11,516
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.460232	15.082426	12.05%	16,168
2015	14.496906	13.460232	-7.15%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.077175	11.375732	12.89%	55,737
2015	10.951518	10.077175	-7.98%	13,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.430241	12.694098	11.06%	9,874
2015	11.983095	11.430241	-4.61%	6,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.426855	9.607081	1.91%	228,421
2015*	10.000000	9.426855	-5.73%	53,333
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.854459	10.179353	3.30%	3,668
2015	10.568786	9.854459	-6.76%	950
16

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.820885	9.816368	-0.05%	16,504
2015	9.976454	9.820885	-1.56%	7,940
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.602891	9.577248	-0.27%	6,333
2015	9.923168	9.602891	-3.23%	3,265
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.708798	6.505043	-15.62%	155,887
2015	7.909102	7.708798	-2.53%	32,377
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	10.191601	10.156055	-0.35%	7,195
2015	10.166443	10.191601	0.25%	4,003
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	8.869367	8.738450	-1.48%	9,362
2015	8.796330	8.869367	0.83%	6,617
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.915510	10.947068	10.40%	17,963
2015	10.476679	9.915510	-5.36%	1,922
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.492583	10.708078	12.80%	103,532
2015*	10.000000	9.492583	-5.07%	14,908
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.282765	9.126173	-1.69%	15,698
2015*	10.000000	9.282765	-7.17%	852
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.953651	11.530503	-3.54%	44,645
2015	13.173958	11.953651	-9.26%	6,154
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.876990	10.492919	33.21%	34,883
2015*	10.000000	7.876990	-21.23%	6,047
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.855791	10.179369	3.28%	85,416
2015*	10.000000	9.855791	-1.44%	4,349
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.680434	10.743900	10.99%	85,987
2015*	10.000000	9.680434	-3.20%	34,863
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.947685	10.067278	1.20%	86,780
2015*	10.000000	9.947685	-0.52%	25,317
17

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.056836	11.335656	12.72%	22,535
2015*	10.000000	10.056836	0.57%	11,926
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.497557	9.951581	4.78%	5,628
2015*	10.000000	9.497557	-5.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.669280	10.166512	5.14%	8,660
2015*	10.000000	9.669280	-3.31%	1,055
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.369456	8.812048	19.58%	156,744
2015	9.311401	7.369456	-20.86%	41,025
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.266319	9.259836	-0.07%	25,582
2015*	10.000000	9.266319	-7.34%	7,929
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.386789	9.807955	4.49%	18,865
2015*	10.000000	9.386789	-6.13%	1,514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.100966	10.393931	14.21%	56,179
2015	9.787838	9.100966	-7.02%	12,286
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.882910	10.123784	2.44%	78,227
2015*	10.000000	9.882910	-1.17%	31,771
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.911340	10.230790	3.22%	69,009
2015*	10.000000	9.911340	-0.89%	27,189
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.953794	9.54%	28,463
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.423822	9.276840	10.13%	25,759
2015*	10.000000	8.423822	-15.76%	5,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.585315	10.265540	7.10%	81,874
2015*	10.000000	9.585315	-4.15%	17,928
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.987894	11.528976	4.92%	9,211
2015	11.382390	10.987894	-3.47%	0
18

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.775059	10.049310	2.81%	149,071
2015*	10.000000	9.775059	-2.25%	39,386
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.333563	10.697008	14.61%	29,077
2015*	10.000000	9.333563	-6.66%	13,354
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.858760	11.887933	9.48%	121,413
2015	11.098877	10.858760	-2.16%	37,066
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.064774	10.317572	13.82%	60,984
2015	10.632727	9.064774	-14.75%	12,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.950657	12.200898	2.09%	179,958
2015	12.245007	11.950657	-2.40%	42,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.733521	11.210261	4.44%	89
2015	11.599334	10.733521	-7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.566102	11.384937	19.01%	43,955
2015*	10.000000	9.566102	-4.34%	12,376
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.578401	14.652797	7.91%	204,758
2015	13.581891	13.578401	-0.03%	68,913
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.008160	10.170960	1.63%	83,197
2015*	10.000000	10.008160	0.08%	3,022
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.711356	9.632497	-0.81%	177,281
2015*	10.000000	9.711356	-2.89%	20,840
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.890214	10.679048	7.98%	194,915
2015*	10.000000	9.890214	-1.10%	52,978
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.685447	10.651985	9.98%	147,135
2015*	10.000000	9.685447	-3.15%	46,656
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.176861	10.681961	16.40%	13,346
2015*	10.000000	9.176861	-8.23%	21,200
19

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.292086	9.473060	1.95%	39,688
2015*	10.000000	9.292086	-7.08%	1,290
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.595894	12.787527	10.28%	3,656
2015	12.095096	11.595894	-4.13%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.356891	12.229583	7.68%	31,058
2015	11.677302	11.356891	-2.74%	5,307
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.511987	10.750238	13.02%	29,650
2015	9.865283	9.511987	-3.58%	207
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.032603	10.33%	2,284
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.717155	10.592741	9.01%	11,794
2015*	10.000000	9.717155	-2.83%	4,404
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.995675	10.119810	1.24%	207,558
2015	10.082343	9.995675	-0.86%	15,162
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.797588	15.875278	7.28%	1,928
2015	15.213868	14.797588	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.936007	13.589263	5.05%	47,521
2015	13.206571	12.936007	-2.05%	8,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.869891	14.736937	6.25%	1,254
2015	14.198634	13.869891	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.502703	11.913299	3.57%	31,529
2015	11.704782	11.502703	-1.73%	2,271
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.866171	10.310523	4.50%	9,647
2015	10.412954	9.866171	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.754413	10.257059	5.15%	23,822
2015	10.358061	9.754413	-5.83%	0
20

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.414399	14.175604	5.67%	15,287
2015	13.695871	13.414399	-2.06%	7,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.196249	15.121595	6.52%	23,356
2015	14.559145	14.196249	-2.49%	12,433
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.468956	13.085003	4.94%	16,134
2015	12.730499	12.468956	-2.05%	4,291
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.865395	10.255870	3.96%	32,909
2015*	10.000000	9.865395	-1.35%	18,913
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.813034	11.062302	2.31%	20,638
2015	10.979041	10.813034	-1.51%	1,436
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.501772	9.046429	6.41%	8,353
2015*	10.000000	8.501772	-14.98%	12,171
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.979222	9.927219	-0.52%	16,763
2015*	10.000000	9.979222	-0.21%	9,632
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.409652	9.316004	-1.00%	425,680
2015	9.504694	9.409652	-1.00%	31,361
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.157583	9.123706	-0.37%	10,346
2015*	10.000000	9.157583	-8.42%	688
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.545819	9.537831	-0.08%	168,756
2015	9.735636	9.545819	-1.95%	33,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.168709	11.020436	8.38%	7,239
2015	10.374973	10.168709	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.157482	10.689973	5.24%	82,031
2015	10.277936	10.157482	-1.17%	31,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.196857	10.876457	6.66%	17,469
2015	10.354927	10.196857	-1.53%	16,849
21

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.106760	10.432580	3.22%	42,571
2015	10.181886	10.106760	-0.74%	13,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.973579	10.437690	4.65%	52,262
2015	10.411787	9.973579	-4.21%	43,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.892354	10.474426	5.88%	8,221
2015	10.403750	9.892354	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.204642	10.824504	6.07%	620,272
2015	10.342330	10.204642	-1.33%	168,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.167490	10.919836	7.40%	248,042
2015	10.345692	10.167490	-1.72%	72,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.167250	10.639891	4.65%	122,637
2015	10.273093	10.167250	-1.03%	35,123
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.838436	10.064112	2.29%	34,615
2015*	10.000000	9.838436	-1.62%	19,023
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.632273	10.351309	7.46%	64,450
2015*	10.000000	9.632273	-3.68%	42,181
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.598320	10.457118	8.95%	55,365
2015*	10.000000	9.598320	-4.02%	61,632
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.775874	11.642039	19.09%	244,577
2015	10.131367	9.775874	-3.51%	47,490
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.490710	10.208512	7.56%	32,097
2015	9.871895	9.490710	-3.86%	8,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.165787	12.712301	-3.44%	810
2015	13.386376	13.165787	-1.65%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.460726	8.793609	3.93%	11,914
2015	9.028829	8.460726	-6.29%	3,409
22

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.618485	17.789886	0.97%	8,083
2015	17.256399	17.618485	2.10%	5,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.535924	17.848935	14.89%	6,026
2015	16.251310	15.535924	-4.40%	5,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.797697	17.637220	5.00%	6,266
2015	17.026215	16.797697	-1.34%	3,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	18.009986	20.967372	16.42%	17,729
2015	18.732442	18.009986	-3.86%	9,976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.950139	9.574897	6.98%	16,538
2015*	10.000000	8.950139	-10.50%	23,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.226446	11.474126	24.36%	19,018
2015*	10.000000	9.226446	-7.74%	13,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.154121	11.105904	21.32%	3,472
2015*	10.000000	9.154121	-8.46%	9,272
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.546801	10.506179	10.05%	23,949
2015*	10.000000	9.546801	-4.53%	2,349
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.105899	11.784221	6.11%	11,756
2015	11.891152	11.105899	-6.60%	3,816
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.133216	11.202400	10.55%	768,642
2015	10.117887	10.133216	0.15%	173,271
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.945786	10.091948	1.47%	103,861
2015	10.080645	9.945786	-1.34%	8,484
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.621213	11.513236	19.67%	170,130
2015	10.217186	9.621213	-5.83%	28,582
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.903951	8.913468	0.11%	12,093
2015*	10.000000	8.903951	-10.96%	4,033
23

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.442532	9.288075	-1.64%	26,452
2015	10.046245	9.442532	-6.01%	11,358
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.876407	11.739500	-1.15%	26,821
2015	11.571423	11.876407	2.64%	20,724
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.536581	9.185094	-3.69%	35,581
2015*	10.000000	9.536581	-4.63%	10,062
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.957254	10.435062	16.50%	65,845
2015*	10.000000	8.957254	-10.43%	11,016
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.622944	10.756421	11.78%	15,314
2015	10.703567	9.622944	-10.10%	1,709
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.855713	6.659489	13.73%	9,361
2015	7.956805	5.855713	-26.41%	4,635
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.627992	13.033129	12.08%	10,086
2015	12.029984	11.627992	-3.34%	413
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.300611	10.493973	1.88%	15,311
2015	11.208943	10.300611	-8.10%	6,955
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.934091	10.058220	1.25%	65,326
2015*	10.000000	9.934091	-0.66%	5,119
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.793778	10.962206	1.56%	126,061
2015	10.866335	10.793778	-0.67%	26,950
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.846285	10.199716	3.59%	4,527
2015	10.126799	9.846285	-2.77%	3,256
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.403206	10.579599	12.51%	52,110
2015*	10.000000	9.403206	-5.97%	17,379
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.166175	8.102345	-11.61%	162,277
2015*	10.000000	9.166175	-8.34%	70,636
24

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.903268	10.043969	1.42%	33,814
2015	10.094669	9.903268	-1.90%	7,072
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.933452	9.844315	41.98%	129,932
2015*	10.000000	6.933452	-30.67%	42,892
25

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.018221	10.703631	6.84%	3,101
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.595746	11.251487	17.25%	0
2015*	10.000000	9.595746	-4.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.932212	9.122980	2.14%	0
2015*	10.000000	8.932212	-10.68%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.282753	9.648736	3.94%	0
2015*	10.000000	9.282753	-7.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.156065	11.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.341590	10.428716	11.64%	426,978
2015*	10.000000	9.341590	-6.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.894648	-1.05%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.144564	11.861684	29.71%	0
2015*	10.000000	9.144564	-8.55%	0
26

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.686579	10.254086	5.86%	0
2015*	10.000000	9.686579	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.992066	-0.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.425645	10.880262	4.36%	12,587
2015*	10.000000	10.425645	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
27

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.597358	9.566908	-0.32%	0
2015	9.922465	9.597358	-3.28%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.490338	10.700163	12.75%	0
2015*	10.000000	9.490338	-5.10%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.280569	9.119412	-1.74%	0
2015*	10.000000	9.280569	-7.19%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.875119	10.485142	33.14%	7,051
2015*	10.000000	7.875119	-21.25%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.853457	10.171839	3.23%	0
2015*	10.000000	9.853457	-1.47%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.678142	10.735947	10.93%	0
2015*	10.000000	9.678142	-3.22%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.945337	10.059831	1.15%	0
2015*	10.000000	9.945337	-0.55%	0
28

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.054446	11.327250	12.66%	0
2015*	10.000000	10.054446	0.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.495316	9.944233	4.73%	0
2015*	10.000000	9.495316	-5.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.666985	10.158985	5.09%	0
2015*	10.000000	9.666985	-3.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.264126	9.252997	-0.12%	0
2015*	10.000000	9.264126	-7.36%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.384564	9.800685	4.43%	0
2015*	10.000000	9.384564	-6.15%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.088696	10.374688	14.15%	0
2015	9.779591	9.088696	-7.06%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.880577	10.116301	2.39%	0
2015*	10.000000	9.880577	-1.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.908994	10.223214	3.17%	0
2015*	10.000000	9.908994	-0.91%	0
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.950145	9.50%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.421819	9.269961	10.07%	0
2015*	10.000000	8.421819	-15.78%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.583049	10.257947	7.04%	0
2015*	10.000000	9.583049	-4.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
29

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.772740	10.041868	2.75%	0
2015*	10.000000	9.772740	-2.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.331357	10.689097	14.55%	0
2015*	10.000000	9.331357	-6.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.563832	11.376511	18.95%	0
2015*	10.000000	9.563832	-4.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.005794	10.163442	1.58%	0
2015*	10.000000	10.005794	0.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.709059	9.625372	-0.86%	0
2015*	10.000000	9.709059	-2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.887878	10.671153	7.92%	0
2015*	10.000000	9.887878	-1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.683160	10.644107	9.92%	0
2015*	10.000000	9.683160	-3.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.174682	10.674038	16.34%	0
2015*	10.000000	9.174682	-8.25%	0
30

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.289882	9.466041	1.90%	0
2015*	10.000000	9.289882	-7.10%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.578544	12.761972	10.22%	0
2015	12.083099	11.578544	-4.18%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.339915	12.205157	7.63%	0
2015	11.665737	11.339915	-2.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.714858	10.584907	8.96%	0
2015*	10.000000	9.714858	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
31

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.376099	14.128011	5.62%	74,598
2015	13.663674	13.376099	-2.10%	74,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.863056	10.248277	3.91%	46,833
2015*	10.000000	9.863056	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.787582	11.030709	2.25%	0
2015	10.958732	10.787582	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.499760	9.039732	6.35%	0
2015*	10.000000	8.499760	-15.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.976855	9.919866	-0.57%	0
2015*	10.000000	9.976855	-0.23%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.380920	9.282883	-1.05%	0
2015	9.480463	9.380920	-1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.155414	9.116947	-0.42%	0
2015*	10.000000	9.155414	-8.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.540314	9.527531	-0.13%	59,495
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
32

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.195959	10.809841	6.02%	97,670
2015	10.338747	10.195959	-1.38%	97,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.836102	10.056661	2.24%	0
2015*	10.000000	9.836102	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.630000	10.343660	7.41%	22,650
2015*	10.000000	9.630000	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.596040	10.449378	8.89%	0
2015*	10.000000	9.596040	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.770237	11.629472	19.03%	6,784
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.477914	10.189605	7.51%	0
2015	9.863578	9.477914	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
33

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.491526	17.788960	14.83%	0
2015	16.213055	15.491526	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.948024	9.567817	6.93%	0
2015*	10.000000	8.948024	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.224264	11.465621	24.30%	0
2015*	10.000000	9.224264	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.151951	11.097687	21.26%	0
2015*	10.000000	9.151951	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.544540	10.498406	9.99%	0
2015*	10.000000	9.544540	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.127380	11.190301	10.50%	82,640
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.615673	11.500827	19.61%	13,391
2015	10.216465	9.615673	-5.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.901845	8.906875	0.06%	0
2015*	10.000000	8.901845	-10.98%	0
34

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.534312	9.178281	-3.73%	0
2015*	10.000000	9.534312	-4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.955134	10.427330	16.44%	0
2015*	10.000000	8.955134	-10.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.931738	10.050773	1.20%	0
2015*	10.000000	9.931738	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.400979	10.571771	12.45%	0
2015*	10.000000	9.400979	-5.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.164005	8.096346	-11.65%	0
2015*	10.000000	9.164005	-8.36%	0
35

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.931798	9.836999	41.91%	10,693
2015*	10.000000	6.931798	-30.68%	0
36

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.039992	9.798390	39.18%	6,735
2015	11.473041	7.039992	-38.64%	6,735
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.006681	10.680530	6.73%	0
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.068271	10.389479	3.19%	0
2015	10.443159	10.068271	-3.59%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.591198	11.234813	17.14%	0
2015*	10.000000	9.591198	-4.09%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.555222	9.803128	2.59%	0
2015	9.842836	9.555222	-2.92%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.445050	11.522842	0.68%	0
2015	11.580419	11.445050	-1.17%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.927982	9.109472	2.03%	0
2015*	10.000000	8.927982	-10.72%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.278351	9.634449	3.84%	6,350
2015*	10.000000	9.278351	-7.22%	6,350
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.148616	11.49%	23,768
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.275399	12.596349	2.61%	0
2015	12.543775	12.275399	-2.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.336857	10.412937	11.53%	0
2015*	10.000000	9.336857	-6.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.888044	-1.12%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.140227	11.844123	29.58%	994
2015*	10.000000	9.140227	-8.60%	0
37

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.504113	11.962136	13.88%	0
2015	10.900598	10.504113	-3.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.591167	10.329334	7.70%	4,525
2015*	10.000000	9.591167	-4.09%	4,525
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.681989	10.238900	5.75%	0
2015*	10.000000	9.681989	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.273485	12.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.280403	10.218395	-0.60%	26,012
2015*	10.000000	10.280403	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.985385	-0.15%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.420702	10.864155	4.26%	0
2015*	10.000000	10.420702	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.582970	10.232574	6.78%	10,637
2015	9.885842	9.582970	-3.06%	10,637
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.345131	14.930853	11.88%	0
2015	14.394762	13.345131	-7.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.036471	11.312675	12.72%	0
2015	10.923850	10.036471	-8.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.384078	12.623721	10.89%	0
2015	11.952814	11.384078	-4.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.417293	9.582829	1.76%	0
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.822561	10.131072	3.14%	0
2015	10.550579	9.822561	-6.90%	0
38

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.803916	9.784599	-0.20%	0
2015	9.974346	9.803916	-1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.586304	9.546250	-0.42%	0
2015	9.921067	9.586304	-3.37%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.626797	6.426114	-15.74%	0
2015	7.836837	7.626797	-2.68%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	14.825840	14.751812	-0.50%	0
2015	14.811686	14.825840	0.10%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.493824	9.339541	-1.63%	0
2015	9.429929	9.493824	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.883438	10.895160	10.24%	0
2015	10.458640	9.883438	-5.50%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.485841	10.684316	12.63%	15,550
2015*	10.000000	9.485841	-5.14%	15,550
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.276175	9.105911	-1.84%	6,369
2015*	10.000000	9.276175	-7.24%	6,369
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.851434	11.414628	-3.69%	0
2015	13.081129	11.851434	-9.40%	0
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.871381	10.469600	33.01%	0
2015*	10.000000	7.871381	-21.29%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.848785	10.156767	3.13%	0
2015*	10.000000	9.848785	-1.51%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.673557	10.720052	10.82%	13,944
2015*	10.000000	9.673557	-3.26%	6,074
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.940626	10.044938	1.05%	10,197
2015*	10.000000	9.940626	-0.59%	10,197
39

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.049696	11.310499	12.55%	0
2015*	10.000000	10.049696	0.50%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.490813	9.929495	4.62%	0
2015*	10.000000	9.490813	-5.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.662406	10.143939	4.98%	0
2015*	10.000000	9.662406	-3.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.259737	9.239274	-0.22%	0
2015*	10.000000	9.259737	-7.40%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.380123	9.786184	4.33%	0
2015*	10.000000	9.380123	-6.20%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.064215	10.336317	14.03%	0
2015	9.763112	9.064215	-7.16%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.875884	10.101310	2.28%	0
2015*	10.000000	9.875884	-1.24%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.904300	10.208078	3.07%	0
2015*	10.000000	9.904300	-0.96%	0
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.942833	9.43%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.417827	9.256241	9.96%	0
2015*	10.000000	8.417827	-15.82%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.578508	10.242760	6.93%	0
2015*	10.000000	9.578508	-4.21%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.910430	11.430402	4.77%	0
2015	11.319299	10.910430	-3.61%	0
40

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.768111	10.027000	2.65%	9,078
2015*	10.000000	9.768111	-2.32%	9,078
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.326937	10.673274	14.43%	0
2015*	10.000000	9.326937	-6.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.782191	11.786270	9.31%	0
2015	11.037343	10.782191	-2.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.041853	10.275930	13.65%	4,870
2015	10.621951	9.041853	-14.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.866403	12.096589	1.94%	4,998
2015	12.177131	11.866403	-2.55%	4,998
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.657819	11.114371	4.28%	0
2015	11.535022	10.657819	-7.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.559304	11.359664	18.83%	0
2015*	10.000000	9.559304	-4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.482693	14.527551	7.75%	0
2015	13.506628	13.482693	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.001055	10.148378	1.47%	0
2015*	10.000000	10.001055	0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.704455	9.611119	-0.96%	6,296
2015*	10.000000	9.704455	-2.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.883198	10.655363	7.81%	0
2015*	10.000000	9.883198	-1.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.678573	10.628354	9.81%	0
2015*	10.000000	9.678573	-3.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.170335	10.658236	16.23%	0
2015*	10.000000	9.170335	-8.30%	0
41

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.285482	9.452026	1.79%	0
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.543921	12.710991	10.11%	0
2015	12.059163	11.543921	-4.27%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.306023	12.156417	7.52%	0
2015	11.642630	11.306023	-2.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.487705	10.706578	12.85%	10,878
2015	9.855043	9.487705	-3.73%	10,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.710258	10.569218	8.85%	0
2015*	10.000000	9.710258	-2.90%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.978409	10.087051	1.09%	0
2015	10.080207	9.978409	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.671058	15.715748	7.12%	0
2015	15.106685	14.671058	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.825423	13.452747	4.89%	0
2015	13.113546	12.825423	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.751310	14.588871	6.09%	0
2015	14.098606	13.751310	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.404351	11.793589	3.41%	0
2015	11.622312	11.404351	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.834248	10.261627	4.35%	0
2015	10.395014	9.834248	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.722849	10.208429	4.99%	0
2015	10.340211	9.722849	-5.97%	0
42

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.299719	14.033186	5.51%	0
2015	13.599397	13.299719	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.074858	14.969644	6.36%	0
2015	14.456561	14.074858	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.362358	12.953539	4.78%	0
2015	12.640818	12.362358	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.858389	10.233095	3.80%	0
2015*	10.000000	9.858389	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.736798	10.967717	2.15%	0
2015	10.918174	10.736798	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.495722	9.026335	6.25%	0
2015*	10.000000	8.495722	-15.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.972131	9.905172	-0.67%	0
2015*	10.000000	9.972131	-0.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.323658	9.216917	-1.14%	0
2015	9.432129	9.323658	-1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.151073	9.103446	-0.52%	0
2015*	10.000000	9.151073	-8.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.529329	9.506971	-0.23%	58,061
2015	9.733572	9.529329	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.142760	10.975709	8.21%	0
2015	10.364205	10.142760	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.131564	10.646593	5.08%	0
2015	10.267261	10.131564	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.170849	10.832319	6.50%	0
2015	10.344188	10.170849	-1.68%	0
43

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.080960	10.390232	3.07%	0
2015	10.171314	10.080960	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.941314	10.388200	4.50%	0
2015	10.393853	9.941314	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.860347	10.424751	5.72%	0
2015	10.385825	9.860347	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.178593	10.780569	5.91%	0
2015	10.331587	10.178593	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.141549	10.875512	7.24%	0
2015	10.334965	10.141549	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.141323	10.596732	4.49%	0
2015	10.262436	10.141323	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.831444	10.041771	2.14%	0
2015*	10.000000	9.831444	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.625432	10.328333	7.30%	0
2015*	10.000000	9.625432	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.591494	10.433907	8.78%	0
2015*	10.000000	9.591494	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.758989	11.604379	18.91%	31,104
2015	10.129217	9.758989	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.452365	10.151900	7.40%	0
2015	9.846943	9.452365	-4.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.053224	12.584573	-3.59%	0
2015	13.292065	13.053224	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.439133	8.757907	3.78%	0
2015	9.019452	8.439133	-6.43%	0
44

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.467893	17.611182	0.82%	0
2015	17.134856	17.467893	1.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.403051	17.669554	14.71%	0
2015	16.136785	15.403051	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.654099	17.460019	4.84%	5,302
2015	16.906298	16.654099	-1.49%	5,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.856015	20.756727	16.25%	4,171
2015	18.600484	17.856015	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.943786	9.553641	6.82%	4,937
2015*	10.000000	8.943786	-10.56%	4,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.219898	11.448654	24.17%	8,014
2015*	10.000000	9.219898	-7.80%	8,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.147608	11.081245	21.14%	0
2015*	10.000000	9.147608	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.540016	10.482852	9.88%	0
2015*	10.000000	9.540016	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.061052	11.718918	5.95%	0
2015	11.861116	11.061052	-6.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.115719	11.166159	10.38%	168,161
2015	10.115743	10.115719	0.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.875674	10.005656	1.32%	0
2015	10.024752	9.875674	-1.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.604594	11.475998	19.48%	17,683
2015	10.215018	9.604594	-5.98%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.897623	8.893670	-0.04%	11,584
2015*	10.000000	8.897623	-11.02%	11,584
45

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.426211	9.258014	-1.78%	0
2015	10.044117	9.426211	-6.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.828462	11.674437	-1.30%	0
2015	11.542199	11.828462	2.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.529792	9.164683	-3.83%	13,185
2015*	10.000000	9.529792	-4.70%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.950887	10.411887	16.32%	2,205
2015*	10.000000	8.950887	-10.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.555092	10.664458	11.61%	0
2015	10.644236	9.555092	-10.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.805610	6.592534	13.55%	0
2015	7.900728	5.805610	-26.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.528598	12.902210	11.91%	0
2015	11.945245	11.528598	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.212436	10.388409	1.72%	0
2015	11.129856	10.212436	-8.24%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.927030	10.035879	1.10%	0
2015*	10.000000	9.927030	-0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.717682	10.868481	1.41%	9,449
2015	10.806099	10.717682	-0.82%	4,053
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.814436	10.151347	3.43%	0
2015	10.109357	9.814436	-2.92%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.396527	10.556106	12.34%	18,831
2015*	10.000000	9.396527	-6.03%	18,831
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.159658	8.084349	-11.74%	11,553
2015*	10.000000	9.159658	-8.40%	0
46

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.871217	9.996330	1.27%	0
2015	10.077274	9.871217	-2.04%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.928505	9.822412	41.77%	0
2015*	10.000000	6.928505	-30.71%	0
47

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.032365	9.782847	39.11%	15,957
2015	11.466436	7.032365	-38.67%	1,335
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	10.000914	10.668980	6.68%	2,714
2015	10.257457	10.000914	-2.50%	2,544
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.044530	10.359747	3.14%	31,564
2015	10.423802	10.044530	-3.64%	2,848
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.588921	11.226492	17.08%	95,787
2015*	10.000000	9.588921	-4.11%	15,235
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.549718	9.792534	2.54%	39,791
2015	9.842138	9.549718	-2.97%	12,595
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.429619	11.501497	0.63%	17,646
2015	11.570648	11.429619	-1.22%	1,946
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.925860	9.102711	1.98%	43,658
2015*	10.000000	8.925860	-10.74%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.276151	9.627306	3.79%	30,355
2015*	10.000000	9.276151	-7.24%	2,522
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.144888	11.45%	44,339
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.240311	12.554004	2.56%	67,880
2015	12.514257	12.240311	-2.19%	21,153
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.334487	10.405039	11.47%	23,327
2015*	10.000000	9.334487	-6.66%	2,515
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.884727	-1.15%	7,924
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.138056	11.835341	29.52%	13,965
2015*	10.000000	9.138056	-8.62%	1,776
48

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.495243	11.946022	13.82%	11,736
2015	10.896909	10.495243	-3.69%	1,475
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.587913	10.320626	7.64%	24,380
2015*	10.000000	9.587913	-4.12%	547
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.679693	10.231308	5.70%	62,192
2015*	10.000000	9.679693	-3.20%	4,855
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.269717	12.70%	18,596
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.276919	10.209776	-0.65%	57,186
2015*	10.000000	10.276919	2.77%	4,468
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.982044	-0.18%	2,112
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.418235	10.856120	4.20%	18,439
2015*	10.000000	10.418235	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.577442	10.221507	6.72%	21,378
2015	9.885143	9.577442	-3.11%	262
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.306952	14.880646	11.83%	1,603
2015	14.360848	13.306952	-7.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.022930	11.291715	12.66%	24,842
2015	10.914629	10.022930	-8.17%	4,697
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.368731	12.600358	10.83%	28,446
2015	11.942745	11.368731	-4.81%	1,527
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.414108	9.574759	1.71%	96,658
2015*	10.000000	9.414108	-5.86%	15,278
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
49

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	2,758
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.580781	9.535938	-0.47%	15,013
2015	9.920361	9.580781	-3.42%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.599627	6.399992	-15.79%	63,437
2015	7.812881	7.599627	-2.73%	17,884
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	14.723688	14.642769	-0.55%	2,756
2015	14.717067	14.723688	0.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.445487	9.287308	-1.67%	1,435
2015	9.386671	9.445487	0.63%	1,436
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.872748	10.877901	10.18%	4,789
2015	10.452615	9.872748	-5.55%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.483588	10.676392	12.58%	61,153
2015*	10.000000	9.483588	-5.16%	2,464
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.273970	9.099144	-1.89%	1,363
2015*	10.000000	9.273970	-7.26%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.817525	11.376233	-3.73%	9,198
2015	13.050322	11.817525	-9.45%	4,609
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.869502	10.461822	32.94%	14,968
2015*	10.000000	7.869502	-21.30%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.846455	10.149246	3.08%	3,892
2015*	10.000000	9.846455	-1.54%	2,296
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.671269	10.712111	10.76%	43,046
2015*	10.000000	9.671269	-3.29%	15,860
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.938267	10.037484	1.00%	97,857
2015*	10.000000	9.938267	-0.62%	1,465
50

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.047305	11.302105	12.49%	38,997
2015*	10.000000	10.047305	0.47%	3,182
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.488562	9.922130	4.57%	42,434
2015*	10.000000	9.488562	-5.11%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.660114	10.136414	4.93%	1,236
2015*	10.000000	9.660114	-3.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.329770	8.746952	19.33%	35,370
2015	9.280029	7.329770	-21.02%	13,229
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.257539	9.232428	-0.27%	1,607
2015*	10.000000	9.257539	-7.42%	908
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.377896	9.778925	4.28%	18,669
2015*	10.000000	9.377896	-6.22%	689
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.051967	10.317153	13.98%	20,896
2015	9.754861	9.051967	-7.21%	6,408
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.873550	10.093821	2.23%	9,100
2015*	10.000000	9.873550	-1.26%	3,029
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.901953	10.200503	3.02%	18,481
2015*	10.000000	9.901953	-0.98%	9,106
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.939172	9.39%	14,965
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.415831	9.249379	9.90%	15,194
2015*	10.000000	8.415831	-15.84%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.576244	10.235171	6.88%	4,366
2015*	10.000000	9.576244	-4.24%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.884701	11.397693	4.71%	22,552
2015	11.298316	10.884701	-3.66%	0
51

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.765798	10.019563	2.60%	77,840
2015*	10.000000	9.765798	-2.34%	5,030
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.324721	10.665357	14.38%	26,061
2015*	10.000000	9.324721	-6.75%	3,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.756770	11.752553	9.26%	39,001
2015	11.016900	10.756770	-2.36%	13,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.034220	10.262083	13.59%	9,088
2015	10.618363	9.034220	-14.92%	1,725
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.838418	12.061982	1.89%	69,309
2015	12.154568	11.838418	-2.60%	21,632
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.632697	11.082587	4.23%	2,202
2015	11.513648	10.632697	-7.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.557036	11.351251	18.77%	47,576
2015*	10.000000	9.557036	-4.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.450897	14.485967	7.70%	63,544
2015	13.481594	13.450897	-0.23%	19,425
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.998686	10.140870	1.42%	74,044
2015*	10.000000	9.998686	-0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.702155	9.603990	-1.01%	35,828
2015*	10.000000	9.702155	-2.98%	2,265
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.880851	10.647460	7.76%	90,236
2015*	10.000000	9.880851	-1.19%	10,719
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.676276	10.620471	9.76%	46,734
2015*	10.000000	9.676276	-3.24%	10,298
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.168155	10.650333	16.17%	1,298
2015*	10.000000	9.168155	-8.32%	0
52

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.283281	9.445019	1.74%	2,633
2015*	10.000000	9.283281	-7.17%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.526641	12.685565	10.05%	2,402
2015	12.047205	11.526641	-4.32%	646
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.479622	10.692077	12.79%	2,409
2015	9.851622	9.479622	-3.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.707955	10.561392	8.79%	2,114
2015*	10.000000	9.707955	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.972667	10.076167	1.04%	49,505
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.788723	13.407486	4.84%	2,454
2015	13.082643	12.788723	-2.25%	2,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.823628	10.245381	4.29%	1,550
2015	10.389036	9.823628	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
53

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	14.034601	14.919300	6.30%	273
2015	14.422503	14.034601	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.326993	12.909971	4.73%	18,930
2015	12.611036	12.326993	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.856043	10.225510	3.75%	82,741
2015*	10.000000	9.856043	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.493707	9.019645	6.19%	0
2015*	10.000000	8.493707	-15.06%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.969767	9.897827	-0.72%	14,024
2015*	10.000000	9.969767	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.295130	9.184080	-1.19%	86,897
2015	9.408030	9.295130	-1.20%	5,848
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.148899	9.096695	-0.57%	15,483
2015*	10.000000	9.148899	-8.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.523839	9.496694	-0.29%	58,268
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.122933	10.632160	5.03%	3,818
2015	10.263715	10.122933	-1.37%	3,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
54

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.072376	10.376152	3.02%	1,686
2015	10.167793	10.072376	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.930575	10.371750	4.44%	5,477
2015	10.387878	9.930575	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.169928	10.765958	5.86%	328,138
2015	10.328017	10.169928	-1.53%	217,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.132914	10.860772	7.18%	51,911
2015	10.331382	10.132914	-1.92%	24,164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.132674	10.582345	4.44%	190,165
2015	10.258877	10.132674	-1.23%	6,274
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.829111	10.034332	2.09%	29,857
2015*	10.000000	9.829111	-1.71%	2,674
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.623157	10.320681	7.25%	13,188
2015*	10.000000	9.623157	-3.77%	8,794
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.589223	10.426179	8.73%	34,504
2015*	10.000000	9.589223	-4.11%	21,663
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.753353	11.591844	18.85%	49,990
2015	10.128501	9.753353	-3.70%	1,324
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.439625	10.133103	7.35%	9,539
2015	9.838641	9.439625	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.431925	8.746016	3.73%	373
2015	9.016324	8.431925	-6.48%	0
55

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.417919	17.551943	0.77%	5,368
2015	17.094490	17.417919	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.359002	17.610133	14.66%	1,227
2015	16.098771	15.359002	-4.60%	362
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.606450	17.401280	4.79%	1,341
2015	16.866452	16.606450	-1.54%	1,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.804900	20.686875	16.19%	25,296
2015	18.556628	17.804900	-4.05%	314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.941659	9.546557	6.76%	3,710
2015*	10.000000	8.941659	-10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.217709	11.440176	24.11%	7,195
2015*	10.000000	9.217709	-7.82%	2,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.145442	11.073042	21.08%	6,147
2015*	10.000000	9.145442	-8.55%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.537763	10.475101	9.83%	0
2015*	10.000000	9.537763	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.046149	11.697236	5.89%	5,245
2015	11.851136	11.046149	-6.79%	2,385
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.109877	11.154094	10.33%	332,004
2015	10.115026	10.109877	-0.05%	40,065
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.852388	9.977035	1.27%	19,410
2015	10.006180	9.852388	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.599056	11.463596	19.42%	37,982
2015	10.214298	9.599056	-6.02%	9,368
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.895507	8.887072	-0.09%	4,209
2015*	10.000000	8.895507	-11.04%	0
56

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.812488	11.652796	-1.35%	13,107
2015	11.532453	11.812488	2.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.527536	9.157904	-3.88%	13,099
2015*	10.000000	9.527536	-4.72%	2,710
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.948766	10.404175	16.26%	62,023
2015*	10.000000	8.948766	-10.51%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.532555	10.633932	11.55%	1,880
2015	10.624507	9.532555	-10.28%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.788984	6.570352	13.50%	10,039
2015	7.882107	5.788984	-26.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.495604	12.858785	11.86%	2,548
2015	11.917091	11.495604	-3.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.183174	10.353429	1.67%	1,272
2015	11.103573	10.183174	-8.29%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.924675	10.028446	1.05%	7,690
2015*	10.000000	9.924675	-0.75%	909
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.692397	10.837366	1.36%	19,828
2015	10.786061	10.692397	-0.87%	1,821
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.803836	10.135276	3.38%	509
2015	10.103549	9.803836	-2.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.394296	10.548289	12.28%	19,412
2015*	10.000000	9.394296	-6.06%	2,547
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.157482	8.078354	-11.78%	106,395
2015*	10.000000	9.157482	-8.43%	48,326
57

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.860565	9.980520	1.22%	30,515
2015	10.071484	9.860565	-2.09%	3,271
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.926854	9.815133	41.70%	48,166
2015*	10.000000	6.926854	-30.73%	16,311
58

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.017142	9.751820	38.97%	4,157
2015	11.453237	7.017142	-38.73%	2,136
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	9.989375	10.645923	6.57%	7,088
2015	10.256005	9.989375	-2.60%	5,007
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.997208	10.300536	3.03%	17,074
2015	10.385210	9.997208	-3.74%	3,722
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.584375	11.209846	16.96%	120,193
2015*	10.000000	9.584375	-4.16%	27,204
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.538695	9.771369	2.44%	84,518
2015	9.840743	9.538695	-3.07%	27,450
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.398757	11.458870	0.53%	17,721
2015	11.551118	11.398757	-1.32%	9,298
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.921618	9.089210	1.88%	11,062
2015*	10.000000	8.921618	-10.78%	2,196
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.271749	9.613029	3.68%	25,631
2015*	10.000000	9.271749	-7.28%	2,203
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.137431	11.37%	4,144
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.170300	12.469591	2.46%	27,919
2015	12.455283	12.170300	-2.29%	8,890
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.329751	10.389269	11.36%	51,840
2015*	10.000000	9.329751	-6.70%	4,442
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.878116	-1.22%	716
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.133717	11.817792	29.39%	30,725
2015*	10.000000	9.133717	-8.66%	12,108
59

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.477534	11.913823	13.71%	48,777
2015	10.889543	10.477534	-3.78%	4,092
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.581396	10.303204	7.53%	44,469
2015*	10.000000	9.581396	-4.19%	6,664
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.675104	10.216143	5.59%	34,611
2015*	10.000000	9.675104	-3.25%	2,060
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.262174	12.62%	21,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.269920	10.192510	-0.75%	67,149
2015*	10.000000	10.269920	2.70%	13,280
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.975360	-0.25%	23,063
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.413294	10.840030	4.10%	37,979
2015*	10.000000	10.413294	4.13%	9,411
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.566395	10.199417	6.62%	64,605
2015	9.883748	9.566395	-3.21%	8,254
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.230861	14.780618	11.71%	6,157
2015	14.293203	13.230861	-7.43%	4,157
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	9.995896	11.249891	12.55%	21,085
2015	10.896211	9.995896	-8.26%	9,524
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.338036	12.553633	10.72%	14,805
2015	11.922581	11.338036	-4.90%	4,423
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.407729	9.558612	1.60%	76,738
2015*	10.000000	9.407729	-5.92%	36,692
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.790725	10.082958	2.98%	0
2015	10.532375	9.790725	-7.04%	0
60

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.786976	9.752931	-0.35%	23,952
2015	9.972225	9.786976	-1.86%	7,111
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.569724	9.515320	-0.57%	6,487
2015	9.918958	9.569724	-3.52%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.545582	6.348060	-15.87%	67,760
2015	7.765163	7.545582	-2.83%	19,823
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	14.521295	14.426927	-0.65%	1,414
2015	14.529476	14.521295	-0.06%	1,455
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.349468	9.183628	-1.77%	11,307
2015	9.300660	9.349468	0.52%	4,760
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.851407	10.843423	10.07%	15,494
2015	10.440597	9.851407	-5.64%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.479086	10.660559	12.46%	102,651
2015*	10.000000	9.479086	-5.21%	14,799
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.269571	9.085653	-1.98%	3,956
2015*	10.000000	9.269571	-7.30%	1,516
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.749949	11.299763	-3.83%	9,969
2015	12.988838	11.749949	-9.54%	8,378
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.865754	10.446268	32.81%	18,335
2015*	10.000000	7.865754	-21.34%	1,387
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.841784	10.134195	2.97%	52,017
2015*	10.000000	9.841784	-1.58%	1,946
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.666683	10.696222	10.65%	55,514
2015*	10.000000	9.666683	-3.33%	18,621
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.933555	10.022610	0.90%	79,085
2015*	10.000000	9.933555	-0.66%	25,613
61

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.042545	11.285367	12.38%	45,397
2015*	10.000000	10.042545	0.43%	10,002
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.484060	9.907410	4.46%	0
2015*	10.000000	9.484060	-5.16%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.655528	10.121381	4.82%	3,445
2015*	10.000000	9.655528	-3.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.309965	8.714530	19.21%	48,258
2015	9.264351	7.309965	-21.10%	23,664
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.253139	9.218718	-0.37%	34,795
2015*	10.000000	9.253139	-7.47%	15,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.373442	9.764406	4.17%	29,043
2015*	10.000000	9.373442	-6.27%	11,328
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.027551	10.278948	13.86%	14,511
2015	9.738397	9.027551	-7.30%	8,586
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.868867	10.078847	2.13%	39,210
2015*	10.000000	9.868867	-1.31%	502
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.897252	10.185377	2.91%	34,029
2015*	10.000000	9.897252	-1.03%	5,537
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.931856	9.32%	4,044
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.411830	9.235654	9.79%	28,824
2015*	10.000000	8.411830	-15.88%	8,803
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.571690	10.219974	6.77%	46,754
2015*	10.000000	9.571690	-4.28%	21,247
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.833418	11.332547	4.61%	3,440
2015	11.256491	10.833418	-3.76%	314
62

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.761165	10.004714	2.50%	125,258
2015*	10.000000	9.761165	-2.39%	18,882
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.320300	10.649543	14.26%	26,397
2015*	10.000000	9.320300	-6.80%	9,078
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.706056	11.685336	9.15%	33,496
2015	10.976065	10.706056	-2.46%	17,991
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.018969	10.234426	13.48%	25,699
2015	10.611181	9.018969	-15.01%	8,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.782604	11.993003	1.79%	67,515
2015	12.109521	11.782604	-2.70%	25,912
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.582558	11.019199	4.13%	0
2015	11.470976	10.582558	-7.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.552505	11.334427	18.65%	34,550
2015*	10.000000	9.552505	-4.47%	11,779
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.387501	14.403147	7.59%	120,258
2015	13.431656	13.387501	-0.33%	17,847
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.993942	10.125818	1.32%	45,264
2015*	10.000000	9.993942	-0.06%	10,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.697551	9.589744	-1.11%	66,795
2015*	10.000000	9.697551	-3.02%	23,177
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.876167	10.631673	7.65%	74,080
2015*	10.000000	9.876167	-1.24%	17,210
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.671687	10.604727	9.65%	80,007
2015*	10.000000	9.671687	-3.28%	6,731
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.163811	10.634536	16.05%	13,679
2015*	10.000000	9.163811	-8.36%	2,728
63

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.278864	9.430999	1.64%	11,784
2015*	10.000000	9.278864	-7.21%	8,117
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.492135	12.634831	9.94%	2,488
2015	12.023307	11.492135	-4.42%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.255285	12.083552	7.36%	3,067
2015	11.608009	11.255285	-3.04%	3,067
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.463452	10.663071	12.68%	17,865
2015	9.844790	9.463452	-3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.010506	10.11%	5,291
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.703351	10.545735	8.68%	6,327
2015*	10.000000	9.703351	-2.97%	4,501
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.961155	10.054393	0.94%	116,684
2015	10.078068	9.961155	-1.16%	7,921
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.545436	15.557615	6.96%	124
2015	15.000094	14.545436	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.715589	13.317358	4.73%	5,508
2015	13.021013	12.715589	-2.35%	2,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.633536	14.442041	5.93%	4,974
2015	13.999116	13.633536	-2.61%	2,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.306706	11.674918	3.26%	2,553
2015	11.540318	11.306706	-2.02%	4,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.802379	10.212910	4.19%	0
2015	10.377084	9.802379	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.691344	10.159947	4.84%	0
2015	10.322382	9.691344	-6.11%	0
64

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.185860	13.892008	5.36%	11,270
2015	13.503459	13.185860	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	13.954351	14.819015	6.20%	1,558
2015	14.354570	13.954351	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.256511	12.823197	4.62%	3,023
2015	12.551643	12.256511	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.851371	10.210347	3.64%	25,666
2015*	10.000000	9.851371	-1.49%	4,886
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.660990	10.873805	2.00%	11,889
2015	10.857570	10.660990	-1.81%	974
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.489666	9.006268	6.09%	2,489
2015*	10.000000	8.489666	-15.10%	545
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.965041	9.883156	-0.82%	36,539
2015*	10.000000	9.965041	-0.35%	5,766
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.238323	9.118737	-1.29%	95,284
2015	9.359994	9.238323	-1.30%	18,409
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.144556	9.083191	-0.67%	1,336
2015*	10.000000	9.144556	-8.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.512833	9.476146	-0.39%	59,649
2015	9.731500	9.512833	-2.25%	16,521
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.116841	10.931103	8.05%	1,357
2015	10.353432	10.116841	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.105663	10.603302	4.92%	25,279
2015	10.256589	10.105663	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.144850	10.788280	6.34%	4,183
2015	10.333432	10.144850	-1.82%	0
65

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.055211	10.348013	2.91%	18,950
2015	10.160740	10.055211	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.909099	10.338878	4.34%	2,924
2015	10.375923	9.909099	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.828393	10.375256	5.56%	567
2015	10.367902	9.828393	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.152590	10.736754	5.75%	125,322
2015	10.320853	10.152590	-1.63%	66,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.115641	10.831326	7.08%	86,980
2015	10.324221	10.115641	-2.02%	59,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.115388	10.553639	4.33%	65,345
2015	10.251759	10.115388	-1.33%	4,564
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.824450	10.019441	1.98%	32,284
2015*	10.000000	9.824450	-1.76%	6,463
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.618593	10.305377	7.14%	3,632
2015*	10.000000	9.618593	-3.81%	2,803
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.584676	10.410714	8.62%	14,260
2015*	10.000000	9.584676	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.742112	11.566793	18.73%	152,792
2015	10.127068	9.742112	-3.80%	30,478
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.414136	10.095545	7.24%	31,685
2015	9.822020	9.414136	-4.15%	15,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	12.941422	12.457902	-3.74%	0
2015	13.198274	12.941422	-1.95%	983
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.417554	8.722305	3.62%	1,552
2015	9.010075	8.417554	-6.58%	1,756
66

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.318346	17.433999	0.67%	2,265
2015	17.013978	17.318346	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.271161	17.491739	14.54%	2,055
2015	16.022938	15.271161	-4.69%	1,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.511497	17.284322	4.68%	2,993
2015	16.787005	16.511497	-1.64%	3,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.703119	20.547867	16.07%	10,970
2015	18.469249	17.703119	-4.15%	3,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.937412	9.532396	6.66%	8,064
2015*	10.000000	8.937412	-10.63%	6,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.213334	11.423206	23.99%	9,253
2015*	10.000000	9.213334	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.141093	11.056596	20.95%	8,433
2015*	10.000000	9.141093	-8.59%	3,282
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.533233	10.459561	9.72%	19,288
2015*	10.000000	9.533233	-4.67%	2,677
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.016339	11.653900	5.79%	3,518
2015	11.831126	11.016339	-6.89%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.098224	11.129987	10.22%	527,068
2015	10.113596	10.098224	-0.15%	127,980
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.805934	9.919956	1.16%	36,411
2015	9.969091	9.805934	-1.64%	24,016
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.587979	11.438812	19.30%	94,805
2015	10.212853	9.587979	-6.12%	19,644
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.891284	8.873882	-0.20%	16,330
2015*	10.000000	8.891284	-11.09%	14,363
67

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.409915	9.228024	-1.93%	5,227
2015	10.041986	9.409915	-6.29%	969
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.780632	11.609629	-1.45%	6,419
2015	11.513000	11.780632	2.32%	1,893
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.523017	9.144308	-3.98%	38,701
2015*	10.000000	9.523017	-4.77%	13,412
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.944516	10.388739	16.15%	55,305
2015*	10.000000	8.944516	-10.55%	16,745
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.487639	10.573146	11.44%	493
2015	10.585173	9.487639	-10.37%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.755869	6.526164	13.38%	6,147
2015	7.844966	5.755869	-26.63%	2,356
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.429866	12.772344	11.75%	2,334
2015	11.860952	11.429866	-3.63%	1,866
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.124850	10.283739	1.57%	3,937
2015	11.051177	10.124850	-8.38%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.919977	10.013583	0.94%	20,056
2015*	10.000000	9.919977	-0.80%	7,925
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.642012	10.775420	1.25%	95,108
2015	10.746116	10.642012	-0.97%	16,375
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.782649	10.103160	3.28%	5,866
2015	10.091923	9.782649	-3.06%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.389843	10.532648	12.17%	61,912
2015*	10.000000	9.389843	-6.10%	12,102
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.153138	8.066365	-11.87%	125,650
2015*	10.000000	9.153138	-8.47%	36,230
68

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.839243	9.948871	1.11%	11,518
2015	10.059893	9.839243	-2.19%	3,965
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.923553	9.800551	41.55%	50,131
2015*	10.000000	6.923553	-30.76%	23,720
69

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	7.009542	9.736343	38.90%	2,811
2015	11.446637	7.009542	-38.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	9.983601	10.634390	6.52%	3,178
2015	10.255280	9.983601	-2.65%	3,926
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.973602	10.271020	2.98%	16,198
2015	10.365942	9.973602	-3.78%	4,695
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.582104	11.201532	16.90%	72,952
2015*	10.000000	9.582104	-4.18%	498
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.533189	9.760789	2.39%	61,651
2015	9.840049	9.533189	-3.12%	11,471
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.383359	11.437619	0.48%	7,974
2015	11.541366	11.383359	-1.37%	5,904
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.919499	9.082457	1.83%	4,211
2015*	10.000000	8.919499	-10.81%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.269543	9.605892	3.63%	6,812
2015*	10.000000	9.269543	-7.30%	3,136
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.133703	11.34%	19,739
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.135418	12.427577	2.41%	40,323
2015	12.425875	12.135418	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.327382	10.381371	11.30%	20,938
2015*	10.000000	9.327382	-6.73%	10,972
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.874806	-1.25%	1,151
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.131549	11.809018	29.32%	17,076
2015*	10.000000	9.131549	-8.68%	210
70

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.468677	11.897741	13.65%	21,438
2015	10.885861	10.468677	-3.83%	15,809
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.578137	10.294494	7.48%	15,246
2015*	10.000000	9.578137	-4.22%	6,045
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.672806	10.208559	5.54%	23,896
2015*	10.000000	9.672806	-3.27%	83
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.258405	12.58%	14,704
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.266438	10.183920	-0.80%	12,088
2015*	10.000000	10.266438	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.972021	-0.28%	11,126
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.410819	10.831973	4.05%	9,547
2015*	10.000000	10.410819	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.560871	10.188378	6.56%	14,468
2015	9.883047	9.560871	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.192926	14.730793	11.66%	8,723
2015	14.259458	13.192926	-7.48%	783
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	9.982373	11.229006	12.49%	18,035
2015	10.886999	9.982373	-8.31%	3,894
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.322737	12.530370	10.67%	4,861
2015	11.912527	11.322737	-4.95%	4,282
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.404543	9.550559	1.55%	97,659
2015*	10.000000	9.404543	-5.95%	16,971
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.780130	10.066957	2.93%	3,231
2015	10.526309	9.780130	-7.09%	0
71

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.781315	9.742346	-0.40%	4,521
2015	9.971520	9.781315	-1.91%	1,225
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.564206	9.505023	-0.62%	22,222
2015	9.918263	9.564206	-3.57%	14,960
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.518647	6.322206	-15.91%	53,641
2015	7.741365	7.518647	-2.88%	9,479
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	14.421061	14.320101	-0.70%	112
2015	14.436493	14.421061	-0.11%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.301790	9.132173	-1.82%	573
2015	9.257923	9.301790	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.840743	10.826222	10.01%	28,086
2015	10.434574	9.840743	-5.69%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.476837	10.652643	12.41%	46,612
2015*	10.000000	9.476837	-5.23%	14,182
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.267368	9.078899	-2.03%	0
2015*	10.000000	9.267368	-7.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.716264	11.261676	-3.88%	8,052
2015	12.958176	11.716264	-9.58%	901
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.863882	10.438502	32.74%	2,307
2015*	10.000000	7.863882	-21.36%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.839444	10.126663	2.92%	31,553
2015*	10.000000	9.839444	-1.61%	444
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.664379	10.688272	10.59%	8,887
2015*	10.000000	9.664379	-3.36%	4,086
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.931190	10.015160	0.85%	21,198
2015*	10.000000	9.931190	-0.69%	4,576
72

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.040155	11.276982	12.32%	6,489
2015*	10.000000	10.040155	0.40%	248
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.481799	9.900056	4.41%	9,298
2015*	10.000000	9.481799	-5.18%	7,022
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.653241	10.113872	4.77%	22,314
2015*	10.000000	9.653241	-3.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.300082	8.698337	19.15%	31,708
2015	9.256522	7.300082	-21.14%	4,346
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.250941	9.211867	-0.42%	5,553
2015*	10.000000	9.250941	-7.49%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.371213	9.757151	4.12%	11,753
2015*	10.000000	9.371213	-6.29%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	9.015332	10.259841	13.80%	21,998
2015	9.730170	9.015332	-7.35%	7,514
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.866520	10.071365	2.08%	137,126
2015*	10.000000	9.866520	-1.33%	15,010
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.894903	10.177809	2.86%	20,334
2015*	10.000000	9.894903	-1.05%	0
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.928201	9.28%	355
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.409833	9.228791	9.74%	9,805
2015*	10.000000	8.409833	-15.90%	4,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.569425	10.212399	6.72%	5,231
2015*	10.000000	9.569425	-4.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.807831	11.300076	4.55%	221
2015	11.235582	10.807831	-3.81%	0
73

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.758852	9.997285	2.44%	28,500
2015*	10.000000	9.758852	-2.41%	3,203
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.318086	10.641640	14.20%	12,319
2015*	10.000000	9.318086	-6.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.680794	11.651891	9.09%	31,929
2015	10.955720	10.680794	-2.51%	6,697
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	9.011340	10.220605	13.42%	18,879
2015	10.607590	9.011340	-15.05%	1,287
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.754760	11.958627	1.73%	63,004
2015	12.087033	11.754760	-2.75%	10,784
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.557589	10.987635	4.07%	0
2015	11.449705	10.557589	-7.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.550231	11.325998	18.59%	19,511
2015*	10.000000	9.550231	-4.50%	5,276
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.355912	14.361903	7.53%	85,525
2015	13.406742	13.355912	-0.38%	25,623
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.991561	10.118286	1.27%	29,232
2015*	10.000000	9.991561	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.695250	9.582630	-1.16%	56,398
2015*	10.000000	9.695250	-3.05%	11,218
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.873815	10.623772	7.60%	46,076
2015*	10.000000	9.873815	-1.26%	1,759
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.669386	10.596842	9.59%	27,518
2015*	10.000000	9.669386	-3.31%	7,647
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.161633	10.626630	15.99%	3,719
2015*	10.000000	9.161633	-8.38%	0
74

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.276671	9.424010	1.59%	10,609
2015*	10.000000	9.276671	-7.23%	9,730
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.474898	12.609503	9.89%	0
2015	12.011364	11.474898	-4.47%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.238393	12.059324	7.30%	0
2015	11.596463	11.238393	-3.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.455373	10.648584	12.62%	2,126
2015	9.841374	9.455373	-3.92%	630
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	11.006819	10.07%	10,092
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.701045	10.537903	8.63%	2,895
2015*	10.000000	9.701045	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.955408	10.043519	0.89%	73,662
2015	10.077356	9.955408	-1.21%	19,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.503757	15.505192	1.35%	0
2015	14.964704	14.503757	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.679183	13.272520	4.68%	37,990
2015	12.990313	12.679183	-2.40%	835
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.594478	14.393392	5.88%	1,863
2015	13.966085	13.594478	-2.66%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.274317	11.635597	3.20%	4,455
2015	11.513093	11.274317	-2.07%	71
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.791784	10.196723	4.14%	3,560
2015	10.371109	9.791784	-5.59%	4,029
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.680843	10.143811	4.78%	207
2015	10.316430	9.680843	-6.16%	209
75

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	13.148061	13.845176	5.30%	522
2015	13.471578	13.148061	-2.40%	173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	13.914357	14.769083	6.14%	769
2015	14.320688	13.914357	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.221407	12.780005	4.57%	14,095
2015	12.522038	12.221407	-2.40%	717
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.849030	10.202760	3.59%	4,555
2015*	10.000000	9.849030	-1.51%	556
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.635835	10.842665	1.94%	1,446
2015	10.837430	10.635835	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.487648	8.999567	6.03%	1,331
2015*	10.000000	8.487648	-15.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.962668	9.875811	-0.87%	10,024
2015*	10.000000	9.962668	-0.37%	3,038
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.210025	9.086204	-1.34%	137,668
2015	9.336057	9.210025	-1.35%	18,956
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.142385	9.076451	-0.72%	9,744
2015*	10.000000	9.142385	-8.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.507345	9.465895	-0.44%	13,903
2015	9.730813	9.507345	-2.30%	8,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.108209	10.916261	7.99%	13,204
2015	10.349838	10.108209	-2.33%	10,366
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.097048	10.588917	4.87%	56,559
2015	10.253031	10.097048	-1.52%	672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.136196	10.773643	6.29%	25,729
2015	10.329850	10.136196	-1.87%	0
76

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.046635	10.333964	2.86%	231,495
2015	10.157218	10.046635	-1.09%	2,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.898374	10.322474	4.28%	0
2015	10.369952	9.898374	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.817755	10.358799	5.51%	118,249
2015	10.361931	9.817755	-5.25%	20,945
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.143936	10.722186	5.70%	252,121
2015	10.317276	10.143936	-1.68%	52,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.107003	10.816609	7.02%	50,259
2015	10.320640	10.107003	-2.07%	17,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.106768	10.539325	4.28%	166,052
2015	10.248209	10.106768	-1.38%	51,548
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.822114	10.012004	1.93%	26,477
2015*	10.000000	9.822114	-1.78%	10,052
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.616304	10.297730	7.09%	0
2015*	10.000000	9.616304	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.582390	10.402966	8.56%	0
2015*	10.000000	9.582390	-4.18%	14,490
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.736481	11.554272	18.67%	22,188
2015	10.126351	9.736481	-3.85%	9,092
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.401421	10.076820	7.18%	19,279
2015	9.813725	9.401421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	12.904358	12.415948	-3.78%	406
2015	13.167135	12.904358	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.410359	8.710444	3.57%	2,041
2015	9.006941	8.410359	-6.62%	0
77

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.268737	17.375274	0.62%	0
2015	16.973837	17.268737	1.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.227403	17.432825	14.48%	9,166
2015	15.985121	15.227403	-4.74%	2,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.464205	17.226107	4.63%	2,715
2015	16.747403	16.464205	-1.69%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.652375	20.478619	16.01%	5,896
2015	18.425660	17.652375	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.935287	9.525314	6.60%	1,551
2015*	10.000000	8.935287	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.211153	11.414725	23.92%	6,332
2015*	10.000000	9.211153	-7.89%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.138930	11.048416	20.89%	559
2015*	10.000000	9.138930	-8.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.530971	10.451793	9.66%	0
2015*	10.000000	9.530971	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.001460	11.632292	5.73%	9,221
2015	11.821126	11.001460	-6.93%	482
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.092399	11.117956	10.16%	188,349
2015	10.112883	10.092399	-0.20%	33,745
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.782784	9.891558	1.11%	7,436
2015	9.950603	9.782784	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.582428	11.426427	19.24%	12,627
2015	10.212130	9.582428	-6.17%	3,813
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.889174	8.867293	-0.25%	390
2015*	10.000000	8.889174	-11.11%	221
78

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.404472	9.218033	-1.98%	521
2015	10.041273	9.404472	-6.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.764707	11.588083	-1.50%	885
2015	11.503274	11.764707	2.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.520757	9.137531	-4.03%	3,076
2015*	10.000000	9.520757	-4.79%	78
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.942393	10.381035	16.09%	13,656
2015*	10.000000	8.942393	-10.58%	12,620
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.465217	10.542836	11.39%	44,841
2015	10.565506	9.465217	-10.41%	2,910
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.739372	6.504161	13.33%	0
2015	7.826466	5.739372	-26.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.397110	12.729307	11.69%	2,032
2015	11.832952	11.397110	-3.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.095801	10.249057	1.52%	136
2015	11.025047	10.095801	-8.43%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.917621	10.006133	0.89%	19,920
2015*	10.000000	9.917621	-0.82%	1,006
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.616869	10.744528	1.20%	40,627
2015	10.726161	10.616869	-1.02%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.772042	10.087112	3.22%	2,356
2015	10.086102	9.772042	-3.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.387605	10.524818	12.11%	1,232
2015*	10.000000	9.387605	-6.12%	420
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.150955	8.060360	-11.92%	22,060
2015*	10.000000	9.150955	-8.49%	10,001
79

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.828603	9.933104	1.06%	12,050
2015	10.054109	9.828603	-2.24%	4,428
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.921903	9.793267	41.48%	35,487
2015*	10.000000	6.921903	-30.78%	6,489
80

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	6.979163	9.674537	38.62%	0
2015	11.420254	6.979163	-38.89%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	9.960529	10.588354	6.30%	0
2015	10.252374	9.960529	-2.85%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.879592	10.153630	2.77%	0
2015	10.289101	9.879592	-3.98%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.572991	11.168266	16.66%	1,007
2015*	10.000000	9.572991	-4.27%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.511164	9.718555	2.18%	0
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.321862	11.352825	0.27%	980
2015	11.502352	11.321862	-1.57%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.911011	9.055466	1.62%	2,208
2015*	10.000000	8.911011	-10.89%	2,271
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.260721	9.577342	3.42%	0
2015*	10.000000	9.260721	-7.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.118782	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	11.996773	12.260760	2.20%	6,202
2015	12.308880	11.996773	-2.54%	2,163
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.317891	10.349840	11.07%	0
2015*	10.000000	9.317891	-6.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.861565	-1.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.122869	11.773941	29.06%	1,097
2015*	10.000000	9.122869	-8.77%	332
81

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.433286	11.833554	13.42%	1,475
2015	10.871107	10.433286	-4.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.565094	10.259680	7.26%	698
2015*	10.000000	9.565094	-4.35%	76
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.663610	10.178221	5.33%	1,303
2015*	10.000000	9.663610	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.252456	10.149484	-1.00%	0
2015*	10.000000	10.252456	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.958656	-0.41%	2,131
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.400931	10.799833	3.84%	1,433
2015*	10.000000	10.400931	4.01%	1,145
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.538782	10.144285	6.35%	4,730
2015	9.880242	9.538782	-3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	13.042170	14.533020	11.43%	0
2015	14.125158	13.042170	-7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	9.928470	11.145798	12.26%	779
2015	10.850216	9.928470	-8.50%	1,020
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.261582	12.437502	10.44%	0
2015	11.872265	11.261582	-5.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.391785	9.518316	1.35%	3,664
2015*	10.000000	9.391785	-6.08%	1,143
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.737805	10.003126	2.72%	0
2015	10.502054	9.737805	-7.28%	0
82

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.758720	9.700194	-0.60%	1,857
2015	9.968690	9.758720	-2.11%	1,061
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.542108	9.463899	-0.82%	0
2015	9.915445	9.542108	-3.77%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.411785	6.219744	-16.08%	2,904
2015	7.646846	7.411785	-3.07%	807
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	14.026520	13.900162	-0.90%	0
2015	14.070051	14.026520	-0.31%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.113275	8.929009	-2.02%	0
2015	9.088717	9.113275	0.27%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.798136	10.757563	9.79%	542
2015	10.410522	9.798136	-5.88%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.467833	10.621015	12.18%	6,937
2015*	10.000000	9.467833	-5.32%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.258555	9.051936	-2.23%	0
2015*	10.000000	9.258555	-7.41%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.582351	11.110440	-4.07%	0
2015	12.836111	11.582351	-9.77%	0
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.856385	10.407446	32.47%	880
2015*	10.000000	7.856385	-21.44%	1,188
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.830092	10.096580	2.71%	21,762
2015*	10.000000	9.830092	-1.70%	270
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.655202	10.656544	10.37%	542
2015*	10.000000	9.655202	-3.45%	326
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.921757	9.985416	0.64%	1,145
2015*	10.000000	9.921757	-0.78%	0
83

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.030615	11.243491	12.09%	91
2015*	10.000000	10.030615	0.31%	52
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.472787	9.870648	4.20%	861
2015*	10.000000	9.472787	-5.27%	1,079
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.644062	10.083830	4.56%	0
2015*	10.000000	9.644062	-3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.260617	8.633840	18.91%	3,429
2015	9.225222	7.260617	-21.30%	2,119
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.242141	9.184505	-0.62%	1,258
2015*	10.000000	9.242141	-7.58%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.362310	9.728178	3.91%	0
2015*	10.000000	9.362310	-6.38%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	8.966638	10.183804	13.57%	841
2015	9.697275	8.966638	-7.53%	391
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.857146	10.041448	1.87%	0
2015*	10.000000	9.857146	-1.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.885502	10.147582	2.65%	1,483
2015*	10.000000	9.885502	-1.14%	0
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.913555	9.14%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.401823	9.201365	9.52%	559
2015*	10.000000	8.401823	-15.98%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.560326	10.182063	6.50%	1,406
2015*	10.000000	9.560326	-4.40%	831
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.705964	11.170947	4.34%	0
2015	11.152304	10.705964	-4.00%	0
84

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.749571	9.967598	2.24%	2,601
2015*	10.000000	9.749571	-2.50%	551
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.309224	10.610024	13.97%	0
2015*	10.000000	9.309224	-6.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.580109	11.518713	8.87%	2,208
2015	10.874505	10.580109	-2.71%	745
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.980869	10.165463	13.19%	557
2015	10.593211	8.980869	-15.22%	161
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.643994	11.822003	1.53%	3,332
2015	11.997459	11.643994	-2.95%	1,057
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.458077	10.862064	3.86%	0
2015	11.364839	10.458077	-7.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.541150	11.292357	18.35%	0
2015*	10.000000	9.541150	-4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.230025	14.197780	7.31%	7,585
2015	13.307364	13.230025	-0.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.982070	10.088240	1.06%	520
2015*	10.000000	9.982070	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.686031	9.554162	-1.36%	0
2015*	10.000000	9.686031	-3.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.864427	10.592218	7.38%	1,380
2015*	10.000000	9.864427	-1.36%	801
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.660193	10.565378	9.37%	1,277
2015*	10.000000	9.660193	-3.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.152919	10.595069	15.76%	577
2015*	10.000000	9.152919	-8.47%	0
85

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.267843	9.396005	1.38%	967
2015*	10.000000	9.267843	-7.32%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.406120	12.508585	9.67%	0
2015	11.963642	11.406120	-4.66%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.171051	11.962836	7.09%	0
2015	11.550407	11.171051	-3.28%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.691829	10.506617	8.41%	0
2015*	10.000000	9.691829	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.932403	10.000043	0.68%	2,593
2015	10.074503	9.932403	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.338020	15.297034	6.69%	0
2015	14.823756	14.338020	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.534299	13.094332	4.47%	0
2015	12.867963	12.534299	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.439131	14.200161	5.66%	0
2015	13.834546	13.439131	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.145474	11.479377	3.00%	0
2015	11.404652	11.145474	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.749395	10.132052	3.92%	0
2015	10.347208	9.749395	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.638940	10.079495	4.57%	0
2015	10.292653	9.638940	-6.35%	0
86

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.997817	13.659301	5.09%	0
2015	13.344697	12.997817	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	13.755372	14.570818	5.93%	0
2015	14.185826	13.755372	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.081745	12.608432	4.36%	0
2015	12.404093	12.081745	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.839676	10.172461	3.38%	0
2015*	10.000000	9.839676	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.535603	10.718776	1.74%	0
2015	10.757126	10.535603	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.479569	8.972840	5.82%	0
2015*	10.000000	8.479569	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.953205	9.846478	-1.07%	0
2015*	10.000000	9.953205	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.097544	8.957095	-1.54%	120
2015	9.240774	9.097544	-1.55%	22
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.133687	9.049478	-0.92%	0
2015*	10.000000	9.133687	-8.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.485358	9.424904	-0.64%	202
2015	9.728048	9.485358	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.073699	10.857003	7.78%	0
2015	10.335462	10.073699	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.062572	10.531434	4.66%	0
2015	10.238789	10.062572	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.101578	10.715142	6.07%	0
2015	10.315497	10.101578	-2.07%	0
87

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	10.012331	10.277861	2.65%	1,625
2015	10.143109	10.012331	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.855546	10.257038	4.07%	0
2015	10.346053	9.855546	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.775267	10.293117	5.30%	0
2015	10.338053	9.775267	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.109311	10.663987	5.49%	9,468
2015	10.302955	10.109311	-1.88%	5,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.072493	10.757894	6.80%	5,716
2015	10.306302	10.072493	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.072255	10.482102	4.07%	8,492
2015	10.233971	10.072255	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.812784	9.982271	1.73%	0
2015*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.607161	10.267137	6.87%	0
2015*	10.000000	9.607161	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.573287	10.372090	8.34%	0
2015*	10.000000	9.573287	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.713992	11.504294	18.43%	82
2015	10.123480	9.713992	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.350632	10.002136	6.97%	80
2015	9.780540	9.350632	-4.40%	78
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	12.756900	12.249248	-3.98%	0
2015	13.043120	12.756900	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.381631	8.663137	3.36%	0
2015	8.994425	8.381631	-6.81%	0
88

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	17.071434	17.142031	0.41%	0
2015	16.813998	17.071434	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	15.053415	17.198788	14.25%	0
2015	15.834591	15.053415	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.276042	16.994821	4.42%	0
2015	16.589658	16.276042	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.450714	20.203758	15.78%	0
2015	18.252162	17.450714	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.926786	9.497009	6.39%	0
2015*	10.000000	8.926786	-10.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.202386	11.380835	23.67%	0
2015*	10.000000	9.202386	-7.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.130235	11.015586	20.65%	0
2015*	10.000000	9.130235	-8.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.521907	10.420748	9.44%	0
2015*	10.000000	9.521907	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.942052	11.546110	5.52%	0
2015	11.781191	10.942052	-7.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.069082	11.069845	9.94%	342
2015	10.110015	10.069082	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.690588	9.778519	0.91%	0
2015	9.876846	9.690588	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.560289	11.376981	19.00%	611
2015	10.209228	9.560289	-6.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.880722	8.840953	-0.45%	0
2015*	10.000000	8.880722	-11.19%	0
89

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.382732	9.178117	-2.18%	0
2015	10.038424	9.382732	-6.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.701181	11.502211	-1.70%	0
2015	11.464394	11.701181	2.07%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.511707	9.110389	-4.22%	0
2015*	10.000000	9.511707	-4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.933881	10.350182	15.85%	0
2015*	10.000000	8.933881	-10.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.375996	10.422350	11.16%	0
2015	10.487199	9.375996	-10.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.673761	6.416813	13.10%	0
2015	7.752739	5.673761	-26.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.266890	12.558428	11.46%	0
2015	11.721514	11.266890	-3.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.980258	10.111268	1.31%	0
2015	10.921017	9.980258	-8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.908190	9.976411	0.69%	0
2015*	10.000000	9.908190	-0.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.516847	10.621784	1.00%	1,581
2015	10.646686	10.516847	-1.22%	408
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.729747	10.023147	3.02%	0
2015	10.062851	9.729747	-3.31%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.378679	10.493552	11.89%	1,411
2015*	10.000000	9.378679	-6.21%	837
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.142248	8.036405	-12.10%	222
2015*	10.000000	9.142248	-8.58%	120
90

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.786049	9.870096	0.86%	1,306
2015	10.030924	9.786049	-2.44%	61
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.915292	9.764146	41.20%	1,808
2015*	10.000000	6.915292	-30.85%	813
91

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016*	10.000000	9.854941	-1.45%	396
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
92

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
93

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2016	9.531047	9.443348	-0.92%	0
2015	9.914034	9.531047	-3.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy - Q/NQ
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
94

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class - Q/NQ
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
95

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
96

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
97

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
98

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
99

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
100

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
101

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
102

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owner of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
237,432 shares (cost $3,909,831)	$3,991,233
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
354,837 shares (cost $3,080,777)	3,477,401
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
112,918 shares (cost $1,219,075)	1,248,875
Global Small Capitalization Fund - Class 4 (AMVGS4)
157,746 shares (cost $3,681,370)	3,140,719
Insurance Series(R) - International Fund: Class 4 (AMVI4)
69,578 shares (cost $1,187,978)	1,157,771
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
469,421 shares (cost $6,098,090)	6,285,545
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
63,498 shares (cost $1,219,597)	1,238,855
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
798,817 shares (cost $7,619,133)	7,548,823
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
872,042 shares (cost $6,201,712)	6,313,582
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
48,296 shares (cost $574,817)	562,647
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
235,550 shares (cost $2,532,498)	2,621,677
Global Allocation V.I. Fund - Class III (MLVGA3)
2,132,695 shares (cost $31,127,858)	28,514,136
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
62,305 shares (cost $608,365)	612,457
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
167,367 shares (cost $720,564)	733,069
VIP Small Cap Value Series: Service Class (DWVSVS)
27,647 shares (cost $961,579)	1,096,759
Floating-Rate Income Fund (ETVFR)
907,804 shares (cost $8,307,097)	8,406,267
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
81,217 shares (cost $1,607,978)	1,617,845
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
823,320 shares (cost $9,198,179)	9,040,053
Franklin Income Securities Fund - Class 2 (FTVIS2)
947,366 shares (cost $14,328,342)	14,570,482
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
314,588 shares (cost $6,513,762)	6,200,529
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
530,569 shares (cost $8,274,600)	8,621,748
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
527,953 shares (cost $3,877,277)	3,737,906
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
438,225 shares (cost $4,830,906)	4,916,887
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
49,892 shares (cost $746,992)	741,894
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
36,404 shares (cost $365,136)	361,132
Balanced Portfolio: Service Shares (JABS)
63,732 shares (cost $1,984,890)	2,032,402
Enterprise Portfolio: Service Shares (JAMGS)
41,642 shares (cost $2,282,451)	2,341,114

Flexible Bond Portfolio: Service Shares (JAFBS)
245,011 shares (cost $3,170,674)	3,094,488
Global Technology Portfolio: Service Shares (JAGTS)
174,896 shares (cost $1,427,037)	1,484,870
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
473,275 shares (cost $8,627,198)	8,883,373
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
25,676 shares (cost $650,236)	635,225
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
145,884 shares (cost $2,487,756)	2,396,869
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
250,882 shares (cost $3,720,924)	3,655,352
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
63,171 shares (cost $755,875)	769,408
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
139,835 shares (cost $1,094,218)	1,149,440
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
34,248 shares (cost $1,606,544)	1,584,296
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
190,494 shares (cost $2,975,563)	2,817,400
Utilities Series - Service Class (MVUSC)
32,017 shares (cost $860,675)	844,292
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
210,359 shares (cost $4,763,949)	4,676,271
The Merger Fund VL (MGRFV)
304,016 shares (cost $3,251,369)	3,201,291
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
609,142 shares (cost $4,750,555)	4,562,474
Emerging Markets Debt Portfolio - Class II (MSEMB)
963,545 shares (cost $7,485,637)	7,457,838
MSVGT2 (MSVGT2)
154,488 shares (cost $1,539,146)	1,517,068
Global Real Estate Portfolio - Class II (VKVGR2)
1,085,781 shares (cost $11,312,997)	11,248,690
NVIT Bond Index Fund Class I (NVBX)
1,505,725 shares (cost $16,140,867)	15,569,199
NVIT International Index Fund Class I (NVIX)
1,055,305 shares (cost $9,195,418)	9,012,306
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
296,122 shares (cost $2,967,229)	3,011,556
NVIT Flexible Fixed Income Fund Class P (NVFIP)
139,272 shares (cost $1,314,739)	1,302,189
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
531,646 shares (cost $5,043,771)	5,061,273
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
118,916 shares (cost $1,135,794)	1,097,592
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
105,805 shares (cost $1,008,454)	1,074,975
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
105,340 shares (cost $1,654,428)	1,712,821
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,732,724 shares (cost $41,416,504)	41,030,903
American Funds NVIT Bond Fund - Class II (GVABD2)
213,411 shares (cost $2,495,894)	2,413,681
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
127,325 shares (cost $3,631,721)	3,361,389
American Funds NVIT Growth Fund - Class II (GVAGR2)
63,647 shares (cost $5,071,253)	4,737,227

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
75,849 shares (cost $3,996,361)	3,919,134
Federated NVIT High Income Bond Fund - Class I (HIBF)
455,919 shares (cost $3,012,163)	2,977,149
NVIT Emerging Markets Fund - Class I (GEM)
308,564 shares (cost $3,037,626)	3,020,844
NVIT Emerging Markets Fund - Class II (GEM2)
18,130 shares (cost $168,268)	174,953
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
35,917 shares (cost $336,988)	335,825
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
21,194 shares (cost $189,448)	203,466
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
18,592 shares (cost $243,924)	244,488
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
888,233 shares (cost $8,506,763)	8,225,033
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,278,973 shares (cost $14,866,924)	13,812,904
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,390,820 shares (cost $16,234,932)	14,367,171
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,444,126 shares (cost $15,044,749)	14,383,492
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
3,087,303 shares (cost $34,756,139)	32,416,680
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,292,053 shares (cost $12,356,211)	11,809,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
773,196 shares (cost $8,494,511)	8,134,023
NVIT Core Bond Fund - Class II (NVCBD2)
191,834 shares (cost $2,070,481)	2,037,281
NVIT Core Plus Bond Fund - Class II (NVLCP2)
840,992 shares (cost $9,572,413)	9,335,011
NVIT Nationwide Fund - Class I (TRF)
127,856 shares (cost $1,812,220)	2,046,973
NVIT Nationwide Fund - Class II (TRF2)
29,095 shares (cost $445,290)	464,073
NVIT Government Bond Fund - Class I (GBF)
964,914 shares (cost $10,721,115)	10,343,879
NVIT Government Bond Fund - Class II (GBF2)
71,595 shares (cost $796,187)	765,353
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
404,681 shares (cost $5,200,703)	5,082,795
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
349,564 shares (cost $5,307,312)	5,285,406
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
257,923 shares (cost $4,489,075)	4,400,160
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,402,103 shares (cost $14,062,379)	13,922,884
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,409,833 shares (cost $43,656,889)	42,520,614
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,114,638 shares (cost $15,036,661)	14,624,057
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,624,678 shares (cost $18,595,632)	17,985,187
NVIT Mid Cap Index Fund - Class I (MCIF)
628,999 shares (cost $15,085,852)	15,246,930
NVIT Money Market Fund - Class I (SAM)
59,753 shares (cost $59,753)	59,753

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
507,227 shares (cost $5,281,296)	4,894,738
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
642,625 shares (cost $6,123,971)	6,162,777
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
723,553 shares (cost $8,577,928)	7,850,550
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,324,137 shares (cost $13,315,560)	13,387,022
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,701 shares (cost $101,416)	88,230
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
452,244 shares (cost $4,538,344)	4,422,943
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,027,314 shares (cost $10,601,337)	10,940,895
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
164,445 shares (cost $2,873,404)	2,562,060
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
29,898 shares (cost $484,432)	437,108
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
416,089 shares (cost $5,570,717)	6,191,403
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
43,967 shares (cost $598,241)	639,286
NVIT Multi-Manager Small Company Fund - Class I (SCF)
195,206 shares (cost $4,152,893)	4,191,071
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
14,400 shares (cost $274,271)	295,062
NVIT Multi-Sector Bond Fund - Class I (MSBF)
775,002 shares (cost $7,165,835)	7,075,772
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,434,700 shares (cost $14,864,387)	14,691,327
NVIT Large Cap Growth Fund - Class II (NVOLG2)
216,106 shares (cost $3,989,595)	3,416,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
40,156 shares (cost $430,015)	426,451
Invesco NVIT Comstock Value Fund - Class II (EIF2)
19,891 shares (cost $315,205)	347,491
NVIT Real Estate Fund - Class II (NVRE2)
379,727 shares (cost $2,545,309)	2,365,701
NVIT Money Market Fund - Class II (NVMM2)
147,894,840 shares (cost $147,894,840)	147,894,840
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
527,446 shares (cost $6,129,250)	6,165,843
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
158,943 shares (cost $1,876,580)	1,853,278
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
178,718 shares (cost $1,843,001)	1,812,201
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
104,427 shares (cost $1,079,871)	1,056,802
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
238,232 shares (cost $2,466,577)	2,513,348
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
118,458 shares (cost $1,225,135)	1,240,255
NVIT Small Cap Index Fund Class II (NVSIX2)
947,690 shares (cost $11,269,965)	11,798,738
NVIT S&P 500 Index Fund Class I (GVEX1)
5,286,198 shares (cost $75,934,669)	79,557,275
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
79,620 shares (cost $749,759)	755,590

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
59,334 shares (cost $554,312)	550,619
7Twelve Balanced Portfolio (NO7TB)
157,977 shares (cost $1,777,114)	1,791,464
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
639,832 shares (cost $6,981,236)	5,419,377
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
777,954 shares (cost $7,987,896)	7,616,165
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2,604,003 shares (cost $26,162,967)	27,966,990
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
292,130 shares (cost $2,993,550)	2,982,646
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
115,231 shares (cost $1,185,083)	1,186,876
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
95,680 shares (cost $1,058,456)	996,984
VP Income & Growth Fund - Class I (ACVIG)
1,192,339 shares (cost $10,401,219)	11,112,604
VP Inflation Protection Fund - Class II (ACVIP2)
1,079,341 shares (cost $11,081,425)	10,912,136
VP Ultra(R) Fund - Class I (ACVU1)
63,166 shares (cost $980,741)	975,908
VP Value Fund - Class I (ACVV)
2,276,670 shares (cost $21,572,270)	23,859,502
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
282,559 shares (cost $5,338,108)	5,654,013
Quality Bond Fund II - Primary Shares (FQB)
480 shares (cost $5,293)	5,275
Contrafund(R)Portfolio - Service Class 2 (FC2)
188,986 shares (cost $6,301,481)	6,132,597
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
37,114 shares (cost $580,403)	555,232
VIP Balanced Portfolio - Service Class 2 (FB2)
253,415 shares (cost $4,036,287)	4,158,535
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
657,674 shares (cost $13,530,437)	14,113,688
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
171,337 shares (cost $3,276,287)	3,382,196
VIP Growth Portfolio - Service Class 2 (FG2)
637,397 shares (cost $38,045,436)	37,249,460
VIP High Income Portfolio - Service Class 2 (FHI2)
1,741,428 shares (cost $9,103,135)	9,055,424
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
174,570 shares (cost $2,233,583)	2,154,196
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
61,685 shares (cost $708,135)	698,269
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)
151,617 shares (cost $1,573,568)	1,576,820
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
158,146 shares (cost $1,468,408)	1,442,295
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
86,749 shares (cost $1,426,354)	1,689,876
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
37,214 shares (cost $720,067)	765,869
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
510,614 shares (cost $3,711,134)	3,722,377
International Growth Fund/VA - Service Shares (OVIGS)
493,387 shares (cost $1,090,505)	1,065,716

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
114,186 shares (cost $4,187,037)	3,955,388
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
98,654 shares (cost $2,105,982)	2,343,023
All Asset Portfolio - Advisor Class (PMVAAD)
952,434 shares (cost $9,433,506)	9,638,630
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
143,921 shares (cost $1,501,338)	1,407,547
Low Duration Portfolio - Advisor Class (PMVLAD)
1,921,762 shares (cost $19,724,715)	19,678,840
Total Return Portfolio - Advisor Class (PMVTRD)
1,985,660 shares (cost $21,239,587)	21,127,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
351,152 shares (cost $2,805,268)	2,791,657
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
276,812 shares (cost $3,479,134)	3,482,295
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
486,180 shares (cost $5,724,004)	5,610,517
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,321,956 shares (cost $33,255,277)	33,495,157
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
26,520 shares (cost $418,408)	421,927
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
39,315 shares (cost $397,428)	362,481
VT Equity Income Fund: Class IB (PVEIB)
72,834 shares (cost $1,579,177)	1,718,156
VI International Growth Fund - Series II Shares (AVIE2)
8,572 shares (cost $281,044)	278,069
VP UltraShort NASDAQ-100 (PROUSN)
40,686 shares (cost $409,055)	404,824
VP Access High Yield Fund (PROAHY)
1,133,532 shares (cost $33,185,197)	33,008,446
VP Asia 30 (PROA30)
26,904 shares (cost $1,380,586)	1,271,491
VP Banks (PROBNK)
176,405 shares (cost $3,691,076)	3,905,616
VP Basic Materials (PROBM)
118,977 shares (cost $6,652,709)	6,742,446
VP Bear (PROBR)
19,560 shares (cost $813,357)	788,257
VP Biotechnology (PROBIO)
80,161 shares (cost $4,911,983)	4,605,233
VP Bull (PROBL)
300,955 shares (cost $13,047,000)	13,106,588
VP Consumer Goods (PROCG)
57,936 shares (cost $3,489,439)	3,428,649
VP Consumer Services (PROCS)
127,603 shares (cost $7,724,703)	7,857,777
VP Emerging Markets (PROEM)
184,579 shares (cost $4,010,901)	3,859,543
VP Europe 30 (PROE30)
139,445 shares (cost $2,827,160)	2,906,037
VP Financials (PROFIN)
244,742 shares (cost $7,980,591)	8,705,485
VP Health Care (PROHC)
114,523 shares (cost $7,780,416)	7,374,152
VP Industrials (PROIND)
179,917 shares (cost $12,154,833)	12,284,744

VP International (PROINT)
99,601 shares (cost $1,939,066)	1,919,311
VP Internet (PRONET)
51,783 shares (cost $4,193,512)	4,238,962
VP Japan (PROJP)
39,824 shares (cost $1,553,610)	1,748,282
VP NASDAQ-100 (PRON)
323,388 shares (cost $10,491,875)	10,642,693
VP Oil & Gas (PROOG)
359,891 shares (cost $12,487,124)	13,902,582
VP Pharmaceuticals (PROPHR)
65,286 shares (cost $2,368,993)	2,312,424
VP Precious Metals (PROPM)
185,394 shares (cost $3,618,909)	3,477,982
VP Real Estate (PRORE)
49,931 shares (cost $3,262,733)	3,246,498
VP Rising Rates Opportunity (PRORRO)
56,890 shares (cost $3,019,581)	3,010,611
VP Semiconductor (PROSCN)
87,404 shares (cost $3,264,599)	3,414,878
VP Short Emerging Markets (PROSEM)
8,968 shares (cost $104,485)	105,463
VP Short International (PROSIN)
39,604 shares (cost $488,276)	474,056
VP Short NASDAQ-100 (PROSN)
46,385 shares (cost $724,261)	709,222
VP Technology (PROTEC)
146,488 shares (cost $4,441,464)	4,560,184
VP Telecommunications (PROTEL)
33,179 shares (cost $1,302,613)	1,353,036
VP U.S. Government Plus (PROGVP)
63,017 shares (cost $1,407,241)	1,429,229
VP UltraNASDAQ-100 (PROUN)
71,882 shares (cost $4,926,214)	4,959,855
VP Utilities (PROUTL)
107,924 shares (cost $4,733,292)	4,714,125
Global Managed Futures Strategy (RVMFU)
386,204 shares (cost $7,130,559)	6,152,238
Variable Fund - Long Short Equity Fund (RSRF)
513,440 shares (cost $7,756,105)	7,891,568
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)
52,398 shares (cost $1,903,683)	1,969,655
Variable Trust - Banking Fund (RBKF)
63,202 shares (cost $4,927,129)	5,365,209
Variable Trust - Basic Materials Fund (RBMF)
86,067 shares (cost $5,730,566)	5,818,106
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)
53,311 shares (cost $1,357,022)	1,436,196
Variable Trust - Biotechnology Fund (RBF)
117,568 shares (cost $8,401,201)	7,859,442
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)
96,436 shares (cost $2,391,960)	2,412,818
Variable Trust - Commodities Strategy Fund (RVCMD)
23,121 shares (cost $1,845,490)	1,935,883
Variable Trust - Consumer Products Fund (RCPF)
145,416 shares (cost $9,493,547)	8,985,242
Variable Trust - Dow 2x Strategy Fund (RVLDD)
83,827 shares (cost $8,896,673)	9,227,710

Variable Trust - Electronics Fund (RELF)
79,242 shares (cost $4,569,171)	4,829,812
Variable Trust - Energy Fund (RENF)
220,595 shares (cost $16,028,090)	17,667,434
Variable Trust - Energy Services Fund (RESF)
133,780 shares (cost $8,029,656)	9,471,607
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
10,107 shares (cost $813,864)	829,398
Variable Trust - Financial Services Fund (RFSF)
123,896 shares (cost $8,524,971)	9,095,169
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
219,608 shares (cost $6,732,412)	6,447,700
Variable Trust - Health Care Fund (RHCF)
209,443 shares (cost $11,658,272)	11,018,774
Variable Trust - Internet Fund (RINF)
75,792 shares (cost $5,061,233)	4,936,347
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
16,741 shares (cost $1,098,139)	1,108,433
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
12,193 shares (cost $1,271,334)	1,267,788
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2,423 shares (cost $196,964)	191,239
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
5,712 shares (cost $450,975)	449,426
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
149,473 shares (cost $10,607,687)	10,617,086
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
17,503 shares (cost $1,471,677)	1,473,963
Variable Trust - Japan 2x Strategy Fund (RLCJ)
11,646 shares (cost $802,960)	781,227
Variable Trust - Leisure Fund (RLF)
50,913 shares (cost $4,115,709)	4,185,521
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
394,836 shares (cost $13,226,388)	14,285,164
Variable Fund - Multi-Hedge Strategies (RVARS)
301,792 shares (cost $7,259,694)	7,227,907
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
208,045 shares (cost $8,051,054)	8,067,992
Variable Trust - NASDAQ-100(R) Fund (ROF)
502,139 shares (cost $15,742,909)	16,008,198
Variable Trust - Nova Fund (RNF)
186,015 shares (cost $16,443,163)	16,663,247
Variable Trust - Precious Metals Fund (RPMF)
341,954 shares (cost $10,846,812)	10,159,446
Variable Trust - Real Estate Fund (RREF)
139,193 shares (cost $5,258,335)	5,250,343
Variable Trust - Retailing Fund (RRF)
32,593 shares (cost $2,240,034)	2,148,215
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
64,148 shares (cost $4,069,035)	4,106,762
Variable Trust - S&P 500 2x Strategy Fund (RTF)
87,533 shares (cost $14,723,429)	15,450,488
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
691,671 shares (cost $29,506,046)	29,264,610
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
547,051 shares (cost $28,718,386)	30,875,556
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
360,925 shares (cost $11,771,774)	11,946,606

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
355,516 shares (cost $17,646,496)	19,318,763
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
212,084 shares (cost $9,719,026)	10,572,373
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
234,540 shares (cost $14,603,441)	16,213,770
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
52,189 shares (cost $2,171,387)	2,291,110
Variable Trust - Technology Fund (RTEC)
120,023 shares (cost $8,749,039)	8,986,155
Variable Trust - Telecommunications Fund (RTEL)
17,431 shares (cost $999,481)	993,899
Variable Trust - Transportation Fund (RTRF)
85,324 shares (cost $5,739,780)	6,040,945
Variable Trust - Utilities Fund (RUTL)
183,830 shares (cost $4,704,241)	4,823,697
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
6,174 shares (cost $358,994)	348,793
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
781,265 shares (cost $20,381,035)	20,484,766
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
23,664 shares (cost $1,905,646)	1,928,820
Health Sciences Portfolio - II (TRHS2)
109,329 shares (cost $3,927,328)	3,649,406
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
130,138 shares (cost $2,524,515)	3,036,123
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
227,843 shares (cost $4,906,525)	5,500,131
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,028,744 shares (cost $20,723,791)	16,319,220
Variable Insurance Portfolios - Energy (WRENG)
132,463 shares (cost $746,776)	897,104

Total Investments	$1,791,532,650

Accounts Receivable - VP Bear (PROBR)	257
Accounts Receivable - VP Short Emerging Markets (PROSEM)	1,306
Accounts Receivable - VP Short International (PROSIN)	9,601
Accounts Receivable - VP UltraShort NASDAQ-100 (PROUSN)	355
Accounts Receivable - Rydex Variable Trust - High Yield Strategy Fund (RHYS)	1,108
Accounts Receivable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	23,889
Accounts Receivable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	711
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(4)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,172)
Accounts Payable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	(17,801)
Accounts Payable - VP Emerging Markets (PROEM)	(2,160)
Accounts Payable - VP U.S. Government Plus (PROGVP)	(501)
Accounts Payable - VP International (PROINT)	(1,255)
Accounts Payable - VP Rising Rates Opportunity (PRORRO)	(896)
Accounts Payable - Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	(1,548)
Accounts Payable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	(606)
Other Accounts Payable	(32,797)

$1,791,511,137

Contract Owners’ Equity:
Accumulation units	1,791,441,597
Contracts in payout (annuitization) period (note 1f)	69,540

Total Contract Owners’ Equity (note 5)	$1,791,511,137

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$23,080,029	9,144	67,474	8,774	3,144	13,530	105,206	7,307
Mortality and expense risk charges (note 2)	(24,349,478)	(20,884)	(40,552)	(16,015)	(43,204)	(7,281)	(38,596)	(7,497)

Net investment income (loss)	(1,269,449)	(11,740)	26,922	(7,241)	(40,060)	6,249	66,610	(190)

Realized gain (loss) on investments	(53,816,292)	11,897	(601,047)	(10,828)	(278,413)	(14,143)	8,826	(1,022)
Change in unrealized gain (loss) on investments	89,042,525	104,826	1,472,428	89,145	(214,917)	(21,350)	207,600	19,960

Net gain (loss) on investments	35,226,233	116,723	871,381	78,317	(493,330)	(35,493)	216,426	18,938

Reinvested capital gains	44,053,390	95,896	-	354	563,756	47,039	250,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,010,174	200,879	898,303	71,430	30,366	17,795	533,484	18,748

Investment Activity:	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CSCRS	DWVSVS
Reinvested dividends	$206,746	119,751	3,859	17,337	349,861	11,743	-	2,227
Mortality and expense risk charges (note 2)	(95,455)	(25,101)	(2,944)	(10,563)	(434,690)	(7,471)	(7,602)	(5,645)

Net investment income (loss)	111,291	94,650	915	6,774	(84,829)	4,272	(7,602)	(3,418)

Realized gain (loss) on investments	(86,404)	94,220	738	8,678	(1,166,385)	(8,871)	(205,439)	3,513
Change in unrealized gain (loss) on investments	66,991	131,690	(12,170)	89,179	1,931,350	32,104	262,350	140,004

Net gain (loss) on investments	(19,413)	225,910	(11,432)	97,857	764,965	23,233	56,911	143,517

Reinvested capital gains	-	-	-	68,034	-	-	-	27,728

Net increase (decrease) in contract owners’ equity resulting from operations	$91,878	320,560	(10,517)	172,665	680,136	27,505	49,309	167,827

Investment Activity:	ETVFR	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2
Reinvested dividends	$148,145	19,912	303,772	614,593	89,267	-	135,843	8,398
Mortality and expense risk charges (note 2)	(58,583)	(11,039)	(66,169)	(201,541)	(78,353)	(86,386)	(46,022)	(54,831)

Net investment income (loss)	89,562	8,873	237,603	413,052	10,914	(86,386)	89,821	(46,433)

Realized gain (loss) on investments	48,025	3,931	90,060	(543,959)	(287,666)	(67,230)	(53,723)	(185,058)
Change in unrealized gain (loss) on investments	157,667	5,727	(70,266)	1,583,693	409,418	388,991	222,358	521,461

Net gain (loss) on investments	205,692	9,658	19,794	1,039,734	121,752	321,761	168,635	336,403

Reinvested capital gains	-	10,227	-	-	423,288	5,645	114,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$295,254	28,758	257,397	1,452,786	555,954	241,020	373,446	289,970

Investment Activity:	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2
Reinvested dividends	$20,525	10,826	23,278	11,541	56,685	537	83,611	2,548
Mortality and expense risk charges (note 2)	(4,387)	(1,277)	(11,491)	(18,103)	(23,314)	(7,472)	(88,016)	(6,318)

Net investment income (loss)	16,138	9,549	11,787	(6,562)	33,371	(6,935)	(4,405)	(3,770)

Realized gain (loss) on investments	(17)	61	(1,006)	12,306	(1,516)	7,972	(411,327)	(8,087)
Change in unrealized gain (loss) on investments	(3,466)	(4,014)	47,779	54,370	(70,071)	56,596	1,206,071	2,890

Net gain (loss) on investments	(3,483)	(3,953)	46,773	66,676	(71,587)	64,568	794,744	(5,197)

Reinvested capital gains	8	-	9,124	121,574	-	20,727	-	32,917

Net increase (decrease) in contract owners’ equity resulting from operations	$12,663	5,596	67,684	181,688	(38,216)	78,360	790,339	23,950

Investment Activity:	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC
Reinvested dividends	$53,497	93,024	4,471	4,549	15,586	-	25,676	36,463
Mortality and expense risk charges (note 2)	(16,843)	(20,869)	(2,810)	(6,790)	(12,106)	(41,081)	(6,087)	(30,082)

Net investment income (loss)	36,654	72,155	1,661	(2,241)	3,480	(41,081)	19,589	6,381

Realized gain (loss) on investments	17,643	(1,548)	532	1,904	(1,563)	(62,750)	(5,165)	(1,360)
Change in unrealized gain (loss) on investments	(76,277)	(48,316)	13,533	60,526	(21,533)	45,208	(7,317)	(96,016)

Net gain (loss) on investments	(58,634)	(49,864)	14,065	62,430	(23,096)	(17,542)	(12,482)	(97,376)

Reinvested capital gains	7,765	-	20,492	54,454	129,117	150,692	16,307	73,723

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,215)	22,291	36,218	114,643	109,501	92,069	23,414	(17,272)

Investment Activity:	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	NVBX	NVIX	NLFOSP
Reinvested dividends	$22,998	81,809	359,717	-	130,490	341,137	226,153	55,845
Mortality and expense risk charges (note 2)	(36,862)	(51,457)	(97,063)	(22,279)	(137,930)	(219,011)	(71,043)	(43,972)

Net investment income (loss)	(13,864)	30,352	262,654	(22,279)	(7,440)	122,126	155,110	11,873

Realized gain (loss) on investments	(37,875)	(299,252)	(150,791)	(89,340)	10,946	209,954	(226,133)	(3,203)
Change in unrealized gain (loss) on investments	49,643	355,280	377,082	160,086	82,126	(255,528)	70,431	95,136

Net gain (loss) on investments	11,768	56,028	226,291	70,746	93,072	(45,574)	(155,702)	91,933

Reinvested capital gains	35,550	237,169	-	6,541	-	31,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,454	323,549	488,945	55,008	85,632	108,000	(592)	103,806

Investment Activity:	NVFIP	NVFMGP	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$43,128	121,774	14,014	-	26,351	683,204	42,107	39,814
Mortality and expense risk charges (note 2)	(17,552)	(57,310)	(10,213)	(8,695)	(8,621)	(504,530)	(14,284)	(23,041)

Net investment income (loss)	25,576	64,464	3,801	(8,695)	17,730	178,674	27,823	16,773

Realized gain (loss) on investments	(20,606)	(15,903)	(26,736)	197	585	(114,453)	766	(10,550)
Change in unrealized gain (loss) on investments	61,866	177,319	49,219	74,621	65,494	297,803	(81,199)	(258,037)

Net gain (loss) on investments	41,260	161,416	22,483	74,818	66,079	183,350	(80,433)	(268,587)

Reinvested capital gains	-	72,156	60,407	-	87,713	2,163,941	5,814	254,199

Net increase (decrease) in contract owners’ equity resulting from operations	$66,836	298,036	86,691	66,123	171,522	2,525,965	(46,796)	2,385

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2
Reinvested dividends	$7,158	29,681	194,395	26,709	2,026	4,616	1,358	1,649
Mortality and expense risk charges (note 2)	(28,781)	(26,997)	(51,110)	(49,399)	(2,056)	(1,487)	(1,242)	(1,614)

Net investment income (loss)	(21,623)	2,684	143,285	(22,690)	(30)	3,129	116	35

Realized gain (loss) on investments	(59,409)	(22,599)	(6,065)	(346,273)	(388)	(8)	(2,884)	(4,227)
Change in unrealized gain (loss) on investments	(332,504)	(59,750)	290,879	594,374	11,680	(1,013)	14,019	6,167

Net gain (loss) on investments	(391,913)	(82,349)	284,814	248,101	11,292	(1,021)	11,135	1,940

Reinvested capital gains	667,869	353,073	-	-	-	-	7,349	13,935

Net increase (decrease) in contract owners’ equity resulting from operations	$254,333	273,408	428,099	225,411	11,262	2,108	18,600	15,910

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2
Reinvested dividends	$192,017	360,345	386,140	352,532	882,873	338,373	214,624	37,468
Mortality and expense risk charges (note 2)	(125,443)	(201,144)	(227,724)	(231,106)	(515,597)	(209,925)	(130,954)	(10,224)

Net investment income (loss)	66,574	159,201	158,416	121,426	367,276	128,448	83,670	27,244

Realized gain (loss) on investments	(218,978)	(439,202)	(274,285)	(225,784)	(2,346,862)	(1,137,235)	(339,179)	168
Change in unrealized gain (loss) on investments	(16,599)	171,707	(248,834)	183,740	1,224,603	513,214	293,857	(24,693)

Net gain (loss) on investments	(235,577)	(267,495)	(523,119)	(42,044)	(1,122,259)	(624,021)	(45,322)	(24,525)

Reinvested capital gains	691,501	690,500	1,118,782	340,721	2,298,145	1,166,928	325,515	2,193

Net increase (decrease) in contract owners’ equity resulting from operations	$522,498	582,206	754,079	420,103	1,543,162	671,355	363,863	4,912

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$251,973	29,605	4,240	207,011	14,573	78,446	101,796	78,056
Mortality and expense risk charges (note 2)	(165,309)	(39,435)	(2,147)	(222,856)	(7,283)	(76,330)	(64,102)	(62,834)

Net investment income (loss)	86,664	(9,830)	2,093	(15,845)	7,290	2,116	37,694	15,222

Realized gain (loss) on investments	99,046	(127,049)	177	200,200	(2,918)	29,709	(46,197)	(77,427)
Change in unrealized gain (loss) on investments	(15,056)	279,201	17,355	(108,670)	(28,545)	2,931	123,045	144,622

Net gain (loss) on investments	83,990	152,152	17,532	91,530	(31,463)	32,640	76,848	67,195

Reinvested capital gains	34,730	-	-	-	-	378,444	120,689	166,450

Net increase (decrease) in contract owners’ equity resulting from operations	$205,384	142,322	19,625	75,685	(24,173)	413,200	235,231	248,867

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2
Reinvested dividends	$270,777	768,960	246,185	339,741	157,477	3	39,238	105,453
Mortality and expense risk charges (note 2)	(188,791)	(499,972)	(168,553)	(205,776)	(119,895)	(784)	(52,396)	(60,400)

Net investment income (loss)	81,986	268,988	77,632	133,965	37,582	(781)	(13,158)	45,053

Realized gain (loss) on investments	(449,668)	(914,027)	(17,261)	(203,179)	(229,489)	-	(188,029)	(327,007)
Change in unrealized gain (loss) on investments	380,080	503,183	(78,926)	74,700	498,710	-	(84,204)	518,695

Net gain (loss) on investments	(69,588)	(410,844)	(96,187)	(128,479)	269,221	-	(272,233)	191,688

Reinvested capital gains	267,053	2,111,569	942,292	560,583	1,112,273	1	59,026	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,451	1,969,713	923,737	566,069	1,419,076	(780)	(226,365)	236,741

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$47,414	175,438	-	-	139,602	-	-	33,643
Mortality and expense risk charges (note 2)	(83,156)	(99,968)	(1,489)	(84,108)	(126,433)	(40,016)	(3,899)	(67,732)

Net investment income (loss)	(35,742)	75,470	(1,489)	(84,108)	13,169	(40,016)	(3,899)	(34,089)

Realized gain (loss) on investments	(146,505)	(537,725)	38,322	(1,074,907)	(699,150)	(319,423)	(12,166)	(597,859)
Change in unrealized gain (loss) on investments	(477,080)	924,082	(49,939)	575,672	1,108,273	(163,017)	(43,630)	1,223,398

Net gain (loss) on investments	(623,585)	386,357	(11,617)	(499,235)	409,123	(482,440)	(55,796)	625,539

Reinvested capital gains	658,135	565,120	10,571	654,820	842,367	554,371	91,558	477,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,192)	1,026,947	(2,535)	71,477	1,264,659	31,915	31,863	1,069,197

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2
Reinvested dividends	$1,769	11,723	265	168,080	242,582	17,075	8,859	5,577
Mortality and expense risk charges (note 2)	(3,189)	(42,104)	(2,766)	(73,417)	(149,910)	(32,340)	(3,850)	(2,685)

Net investment income (loss)	(1,420)	(30,381)	(2,501)	94,663	92,672	(15,265)	5,009	2,892

Realized gain (loss) on investments	(7,112)	(151,879)	319	100,190	(49,580)	(83,422)	(7,204)	(209)
Change in unrealized gain (loss) on investments	41,117	351,542	22,792	42,865	23,319	(573,574)	3,442	36,966

Net gain (loss) on investments	34,005	199,663	23,111	143,055	(26,261)	(656,996)	(3,762)	36,757

Reinvested capital gains	34,120	467,330	41,689	-	-	767,356	5,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,705	636,612	62,299	237,718	66,411	95,095	6,673	39,649

Investment Activity:	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$40,501	-	75,899	23,820	40,457	30,963	41,424	21,575
Mortality and expense risk charges (note 2)	(36,199)	(2,921,594)	(82,516)	(25,078)	(26,721)	(20,796)	(28,499)	(15,148)

Net investment income (loss)	4,302	(2,921,594)	(6,617)	(1,258)	13,736	10,167	12,925	6,427

Realized gain (loss) on investments	(367,023)	-	39,724	(33,988)	(46,481)	(19,989)	(4,880)	(7,307)
Change in unrealized gain (loss) on investments	182,777	-	291,599	178,207	109,793	56,049	116,196	50,849

Net gain (loss) on investments	(184,246)	-	331,323	144,219	63,312	36,060	111,316	43,542

Reinvested capital gains	250,135	3,497	71,884	18,113	-	2,907	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,191	(2,918,097)	396,590	161,074	77,048	49,134	124,241	49,969

Investment Activity:	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVMH2	NOVPI2	NOTBBA
Reinvested dividends	$106,507	1,366,932	6,381	-	2,836	-	-	4,918
Mortality and expense risk charges (note 2)	(79,248)	(587,982)	(5,823)	(6,480)	(26,734)	(97,080)	(127,409)	(412,100)

Net investment income (loss)	27,259	778,950	558	(6,480)	(23,898)	(97,080)	(127,409)	(407,182)

Realized gain (loss) on investments	(173,506)	(678,587)	(50)	(2,875)	(26,368)	(370,363)	(169,414)	517,485
Change in unrealized gain (loss) on investments	669,951	3,891,842	7,420	1,180	166,386	(175,441)	506,056	2,563,165

Net gain (loss) on investments	496,445	3,213,255	7,370	(1,695)	140,018	(545,804)	336,642	3,080,650

Reinvested capital gains	898,171	800,590	8,311	2,883	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,421,875	4,792,795	16,239	(5,292)	116,120	(642,884)	209,233	2,673,468

Investment Activity:	PMUBA	PMVSTA	ALVBWB	ACVIG	ACVIP2	ACVU1	ACVV	DVMCSS
Reinvested dividends	$50,224	10,555	23,183	252,327	194,630	3,107	268,511	25,304
Mortality and expense risk charges (note 2)	(47,436)	(7,811)	(19,344)	(163,808)	(158,503)	(11,975)	(220,446)	(57,517)

Net investment income (loss)	2,788	2,744	3,839	88,519	36,127	(8,868)	48,065	(32,213)

Realized gain (loss) on investments	(124,556)	2,370	(97,549)	(80,246)	(273,337)	(23,609)	(605,216)	(130,539)
Change in unrealized gain (loss) on investments	195,848	2,054	50,836	959,051	429,331	16,598	2,582,418	500,212

Net gain (loss) on investments	71,292	4,424	(46,713)	878,805	155,994	(7,011)	1,977,202	369,673

Reinvested capital gains	-	5,158	85,819	191,430	78,510	36,830	-	211,616

Net increase (decrease) in contract owners’ equity resulting from operations	$74,080	12,326	42,945	1,158,754	270,631	20,951	2,025,267	549,076

Investment Activity:	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2
Reinvested dividends	$187	36,855	7,222	47,198	281,016	46,868	-	460,836
Mortality and expense risk charges (note 2)	(68)	(84,152)	(14,677)	(21,050)	(184,782)	(9,013)	(365,354)	(71,535)

Net investment income (loss)	119	(47,297)	(7,455)	26,148	96,234	37,855	(365,354)	389,301

Realized gain (loss) on investments	-	(213,721)	(153,923)	32,909	(743,427)	8,356	(2,279,676)	(86,570)
Change in unrealized gain (loss) on investments	10	98,012	104,211	125,063	1,788,190	105,908	(1,994,455)	486,451

Net gain (loss) on investments	10	(115,709)	(49,712)	157,972	1,044,763	114,264	(4,274,131)	399,881

Reinvested capital gains	-	511,964	56,037	9,745	759,458	-	2,011,604	-

Net increase (decrease) in contract owners’ equity resulting from operations	$129	348,958	(1,130)	193,865	1,900,455	152,119	(2,627,881)	789,182

Investment Activity:	FIGBP2	GVGMNS	GVHQFA	GVSIA	SBVI	SBVSG2	LPWHY2	OVIGS
Reinvested dividends	$46,357	1,963	15,422	26,112	24,872	-	209,420	6,270
Mortality and expense risk charges (note 2)	(65,054)	(9,199)	(27,075)	(18,587)	(23,963)	(4,311)	(46,565)	(8,739)

Net investment income (loss)	(18,697)	(7,236)	(11,653)	7,525	909	(4,311)	162,855	(2,469)

Realized gain (loss) on investments	(104,252)	(2,172)	(10,040)	(8,026)	28,132	1,489	(146,779)	(1,186)
Change in unrealized gain (loss) on investments	(79,387)	29,442	10,591	(5,153)	127,441	45,729	371,772	(27,531)

Net gain (loss) on investments	(183,639)	27,270	551	(13,179)	155,573	47,218	224,993	(28,717)

Reinvested capital gains	-	-	-	-	33,610	19,005	-	17,278

Net increase (decrease) in contract owners’ equity resulting from operations	$(202,336)	20,034	(11,102)	(5,654)	190,092	61,912	387,848	(13,908)

Investment Activity:	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$32,062	3,438	234,855	30,501	285,323	450,871	19,512	190,609
Mortality and expense risk charges (note 2)	(58,559)	(15,558)	(140,330)	(38,181)	(324,024)	(338,890)	(29,596)	(51,007)

Net investment income (loss)	(26,497)	(12,120)	94,525	(7,680)	(38,701)	111,981	(10,084)	139,602

Realized gain (loss) on investments	(381,548)	3,843	(810,850)	(28,430)	(662,822)	(704,992)	(655,972)	(32,652)
Change in unrealized gain (loss) on investments	(56,881)	243,717	1,517,065	66,538	625,525	827,246	896,101	273,427

Net gain (loss) on investments	(438,429)	247,560	706,215	38,108	(37,297)	122,254	240,129	240,775

Reinvested capital gains	284,269	52,922	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,657)	288,362	800,740	30,428	(75,998)	234,235	230,045	380,377

Investment Activity:	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB	AVIE2	PROUSN	PROAHY
Reinvested dividends	$90,351	1,568,784	989	17,391	14,758	1,983	-	1,605,654
Mortality and expense risk charges (note 2)	(98,597)	(424,122)	(6,523)	(5,319)	(12,166)	(1,783)	(13,286)	(673,709)

Net investment income (loss)	(8,246)	1,144,662	(5,534)	12,072	2,592	200	(13,286)	931,945

Realized gain (loss) on investments	(232,295)	554,927	(188,589)	(10,597)	2,104	(35)	(381,164)	2,234,286
Change in unrealized gain (loss) on investments	417,375	1,173,263	215,894	40,555	138,400	(4,084)	(14,600)	109,843

Net gain (loss) on investments	185,080	1,728,190	27,305	29,958	140,504	(4,119)	(395,764)	2,344,129

Reinvested capital gains	-	-	-	-	13,894	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$176,834	2,872,852	21,771	42,030	156,990	(3,919)	(409,050)	3,276,074

Investment Activity:	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS
Reinvested dividends	$17,680	3,068	25,831	-	-	-	51,355	-
Mortality and expense risk charges (note 2)	(24,590)	(20,507)	(71,653)	(17,339)	(88,062)	(149,200)	(93,063)	(65,326)

Net investment income (loss)	(6,910)	(17,439)	(45,822)	(17,339)	(88,062)	(149,200)	(41,708)	(65,326)

Realized gain (loss) on investments	30,272	(32,868)	356,246	(332,003)	(1,280,829)	(210,666)	410,323	(222,598)
Change in unrealized gain (loss) on investments	(102,812)	252,261	223,585	(8,835)	78,539	365,897	(131,908)	249,089

Net gain (loss) on investments	(72,540)	219,393	579,831	(340,838)	(1,202,290)	155,231	278,415	26,491

Reinvested capital gains	-	-	-	-	79,873	220,116	-	38,056

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,450)	201,954	534,009	(358,177)	(1,210,479)	226,147	236,707	(779)

Investment Activity:	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP
Reinvested dividends	$10,793	83,384	17,462	-	15,097	-	-	-
Mortality and expense risk charges (note 2)	(72,103)	(51,066)	(74,323)	(148,473)	(89,948)	(21,349)	(59,042)	(25,696)

Net investment income (loss)	(61,310)	32,318	(56,861)	(148,473)	(74,851)	(21,349)	(59,042)	(25,696)

Realized gain (loss) on investments	335,367	(340,772)	(412,394)	(631,388)	(210,144)	(146,880)	(324,069)	(592,115)
Change in unrealized gain (loss) on investments	(113,560)	388,069	797,916	(272,154)	329,336	44,017	(123,595)	405,376

Net gain (loss) on investments	221,807	47,297	385,522	(903,542)	119,192	(102,863)	(447,664)	(186,739)

Reinvested capital gains	-	-	-	-	-	-	225,852	-

Net increase (decrease) in contract owners’ equity resulting from operations	$160,497	79,615	328,661	(1,052,015)	44,341	(124,212)	(280,854)	(212,435)

Investment Activity:	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM
Reinvested dividends	$-	174,419	22,995	-	88,005	-	2,833	-
Mortality and expense risk charges (note 2)	(121,692)	(218,689)	(46,051)	(85,449)	(107,797)	(11,916)	(27,555)	(6,166)

Net investment income (loss)	(121,692)	(44,270)	(23,056)	(85,449)	(19,792)	(11,916)	(24,722)	(6,166)

Realized gain (loss) on investments	(576,043)	(2,602,837)	(472,605)	1,598,283	18,350	4,186	291,273	(92,555)
Change in unrealized gain (loss) on investments	310,056	4,973,582	27,111	(145,184)	(108,856)	(15,936)	70,903	(4,332)

Net gain (loss) on investments	(265,987)	2,370,745	(445,494)	1,453,099	(90,506)	(11,750)	362,176	(96,887)

Reinvested capital gains	279,579	-	139,956	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,100)	2,326,475	(328,594)	1,367,650	(110,298)	(23,666)	337,454	(103,053)

Investment Activity:	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU
Reinvested dividends	$-	-	-	39,968	-	-	89,547	208,865
Mortality and expense risk charges (note 2)	(8,189)	(11,557)	(89,427)	(39,709)	(64,835)	(47,164)	(126,289)	(87,683)

Net investment income (loss)	(8,189)	(11,557)	(89,427)	259	(64,835)	(47,164)	(36,742)	121,182

Realized gain (loss) on investments	(41,106)	(165,185)	12,862	200,138	(600,081)	(30,764)	915,735	(688,451)
Change in unrealized gain (loss) on investments	(16,301)	(12,051)	183,614	44,602	34,006	96,709	(46,001)	(481,516)

Net gain (loss) on investments	(57,407)	(177,236)	196,476	244,740	(566,075)	65,945	869,734	(1,169,967)

Reinvested capital gains	-	-	-	-	-	325,440	167,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,596)	(188,793)	107,049	244,999	(630,910)	344,221	1,000,173	(1,048,785)

Investment Activity:	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$-	147,978	30,191	-	41,026	-	106,989	-
Mortality and expense risk charges (note 2)	(119,290)	(143,514)	(39,481)	(72,743)	(107,163)	(135,455)	(240,296)	(22,546)

Net investment income (loss)	(119,290)	4,464	(9,290)	(72,743)	(66,137)	(135,455)	(133,307)	(22,546)

Realized gain (loss) on investments	343,268	(1,408,440)	187,181	462,562	(651,088)	(4,112,330)	(1,421,684)	(548,353)
Change in unrealized gain (loss) on investments	(442,034)	1,848,629	515,812	439,399	1,108,989	1,271,647	1,838,912	615,443

Net gain (loss) on investments	(98,766)	440,189	702,993	901,961	457,901	(2,840,683)	417,228	67,090

Reinvested capital gains	-	204,358	-	91,136	-	-	847,030	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,056)	649,011	693,703	920,354	391,764	(2,976,138)	1,130,951	44,544

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB
Reinvested dividends	$83,950	-	-	126,663	82,766	15,437	91,836	128,015
Mortality and expense risk charges (note 2)	(182,575)	(105,528)	(50,483)	(245,563)	(127,613)	(12,095)	(88,197)	(184,497)

Net investment income (loss)	(98,625)	(105,528)	(50,483)	(118,900)	(44,847)	3,342	3,639	(56,482)

Realized gain (loss) on investments	857,198	891,489	361,507	(735,820)	(1,962,105)	(89,176)	(114,392)	1,792,654
Change in unrealized gain (loss) on investments	(898,217)	180,176	281,072	5,494,813	3,563,716	51,047	821,814	(246,857)

Net gain (loss) on investments	(41,019)	1,071,665	642,579	4,758,993	1,601,611	(38,129)	707,422	1,545,797

Reinvested capital gains	585,411	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$445,767	966,137	592,096	4,640,093	1,556,764	(34,787)	711,061	1,489,315

Investment Activity:	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(202,498)	(64,740)	(58,140)	(27,527)	(6,563)	(9,410)	(91,872)	(37,908)

Net investment income (loss)	(202,498)	(64,740)	(58,140)	(27,527)	(6,563)	(9,410)	(91,872)	(37,908)

Realized gain (loss) on investments	(3,345,576)	(397,499)	(1,700,957)	(28,785)	(134,722)	(105,278)	(2,176,270)	(303,699)
Change in unrealized gain (loss) on investments	1,017,812	(195,724)	(10,648)	(11,686)	(10,613)	(5,014)	(13,615)	6,968

Net gain (loss) on investments	(2,327,764)	(593,223)	(1,711,605)	(40,471)	(145,335)	(110,292)	(2,189,885)	(296,731)

Reinvested capital gains	519,189	390,924	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,011,073)	(267,039)	(1,769,745)	(67,998)	(151,898)	(119,702)	(2,281,757)	(334,639)

Investment Activity:	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	21,671	-	7,657	-	-	-	-
Mortality and expense risk charges (note 2)	(13,708)	(61,702)	(86,187)	(113,184)	(141,682)	(246,330)	(156,169)	(208,571)

Net investment income (loss)	(13,708)	(40,031)	(86,187)	(105,527)	(141,682)	(246,330)	(156,169)	(208,571)

Realized gain (loss) on investments	186,320	(493,454)	(1,067,489)	127,394	(1,402,076)	(3,424,565)	1,595,324	5,900,551
Change in unrealized gain (loss) on investments	(10,282)	540,228	1,483,295	(177,522)	305,287	506,033	314,850	(429,653)

Net gain (loss) on investments	176,038	46,774	415,806	(50,128)	(1,096,789)	(2,918,532)	1,910,174	5,470,898

Reinvested capital gains	-	64,843	269,416	-	1,165,592	2,254,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$162,330	71,586	599,035	(155,655)	(72,879)	(909,967)	1,754,005	5,262,327

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$72,574	-	-	-	-	270,812	-	48,379
Mortality and expense risk charges (note 2)	(100,921)	(33,751)	(86,649)	(181,390)	(373,383)	(363,782)	(197,966)	(209,152)

Net investment income (loss)	(28,347)	(33,751)	(86,649)	(181,390)	(373,383)	(92,970)	(197,966)	(160,773)

Realized gain (loss) on investments	595,258	(330,623)	682,412	1,346,625	(3,443,298)	(253,143)	(2,510,862)	411,546
Change in unrealized gain (loss) on investments	(128,761)	161,695	173,767	762,794	1,028,437	3,021,796	2,054,316	2,838,669

Net gain (loss) on investments	466,497	(168,928)	856,179	2,109,419	(2,414,861)	2,768,653	(456,546)	3,250,215

Reinvested capital gains	-	147,720	-	1,614,512	1,157,791	685,466	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$438,150	(54,959)	769,530	3,542,541	(1,630,453)	3,361,149	(654,512)	3,089,442

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	3,736	-	77,042	-
Mortality and expense risk charges (note 2)	(146,135)	(148,084)	(22,665)	(120,937)	(16,247)	(58,785)	(118,907)	(7,379)

Net investment income (loss)	(146,135)	(148,084)	(22,665)	(120,937)	(12,511)	(58,785)	(41,865)	(7,379)

Realized gain (loss) on investments	(1,723,488)	(276,217)	(132,516)	(137,039)	76,094	(1,750,436)	777,646	(59,642)
Change in unrealized gain (loss) on investments	2,641,442	2,680,742	139,304	317,094	81,443	819,590	162,710	2,825

Net gain (loss) on investments	917,954	2,404,525	6,788	180,055	157,537	(930,846)	940,356	(56,817)

Reinvested capital gains	-	-	82,931	387,866	-	1,498,624	82,407	-

Net increase (decrease) in contract owners’ equity resulting from operations	$771,819	2,256,441	67,054	446,984	145,026	508,993	980,898	(64,196)

Investment Activity:	GVFRB	RHYS	TRHS2	VWHAS	VWHA	WRASP	WRENG	GSBLMO
Reinvested dividends	$729,926	159,791	-	4,227	15,508	107,580	680	49,058
Mortality and expense risk charges (note 2)	(210,308)	(24,876)	(27,839)	(20,773)	(70,094)	(275,937)	(5,340)	(16,363)

Net investment income (loss)	519,618	134,915	(27,839)	(16,546)	(54,586)	(168,357)	(4,660)	32,695

Realized gain (loss) on investments	(80,232)	(45,258)	(52,699)	21,856	(1,154,047)	(3,036,098)	18,988	(61,725)
Change in unrealized gain (loss) on investments	338,728	22,930	(180,088)	579,194	2,683,966	2,378,920	154,825	57,474

Net gain (loss) on investments	258,496	(22,328)	(232,787)	601,050	1,529,919	(657,178)	173,813	(4,251)

Reinvested capital gains	38,060	-	26,957	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$816,174	112,587	(233,669)	584,504	1,475,333	(825,535)	169,153	28,444

Investment Activity:	CAF2
Reinvested dividends	$2,586
Mortality and expense risk charges (note 2)	(8,595)

Net investment income (loss)	(6,009)

Realized gain (loss) on investments	(606,536)
Change in unrealized gain (loss) on investments	301,214

Net gain (loss) on investments	(305,322)

Reinvested capital gains	227,095

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,236)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		IVEW52		AAEIP3		ARLPE3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,269,449)	(4,316,200)	(11,740)	695	26,922	(29,669)	(7,241)	(8,134)
Realized gain (loss) on investments	(53,816,292)	(84,867,732)	11,897	(286)	(601,047)	(572,757)	(10,828)	324
Change in unrealized gain (loss) on investments	89,042,525	(63,874,207)	104,826	(23,424)	1,472,428	(885,699)	89,145	(59,345)
Reinvested capital gains	44,053,390	68,483,293	95,896	29,053	-	48,136	354	479

Net increase (decrease) in contract owners’ equity resulting from operations	78,010,174	(84,574,846)	200,879	6,038	898,303	(1,439,989)	71,430	(66,676)

Equity transactions:
Purchase payments received from contract owners (note 3)	350,348,703	409,135,055	3,130,630	617,977	275,451	541,676	77,234	768,551
Transfers between funds	-	-	65,308	(1,385)	541,312	(2,389,857)	131,776	364,972
Redemptions (note 3)	(248,314,429)	(234,030,404)	(28,176)	-	(154,113)	(227,814)	(69,325)	(28,071)
Annuity benefits	(4,828)	(5,028)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,511)	(1,031)	(3)	-	(3)	-	-	-
Contingent deferred sales charges (note 2)	(2,252,313)	(1,421,937)	(32)	-	(1,158)	(396)	(1,015)	-
Adjustments to maintain reserves	(16,108)	(44,280)	(24)	(16)	(165)	(63)	(85)	(16)

Net equity transactions	99,755,514	173,632,375	3,167,703	616,576	661,324	(2,076,454)	138,585	1,105,436

Net change in contract owners’ equity	177,765,688	89,057,529	3,368,582	622,614	1,559,627	(3,516,443)	210,015	1,038,760
Contract owners’ equity beginning of period	1,613,745,449	1,524,687,920	622,614	-	1,917,607	5,434,050	1,038,760	-

Contract owners’ equity end of period	$1,791,511,137	1,613,745,449	3,991,196	622,614	3,477,234	1,917,607	1,248,775	1,038,760

CHANGES IN UNITS:
Beginning units	143,811,010	120,678,901	65,660	-	274,435	475,016	104,224	-
Units purchased	727,620,650	824,368,651	425,567	81,375	285,070	166,565	36,672	127,025
Units redeemed	(711,059,255)	(801,236,542)	(117,421)	(15,715)	(200,837)	(367,146)	(23,157)	(22,801)

Ending units	160,372,405	143,811,010	373,806	65,660	358,668	274,435	117,739	104,224

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(40,060)	(42,550)	6,249	1,908	66,610	10,475	(190)	(19)
Realized gain (loss) on investments	(278,413)	(100,959)	(14,143)	(7,551)	8,826	(98)	(1,022)	(21)
Change in unrealized gain (loss) on investments	(214,917)	(295,432)	(21,350)	(8,857)	207,600	(20,145)	19,960	(702)
Reinvested capital gains	563,756	229,700	47,039	-	250,448	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,366	(209,241)	17,795	(14,500)	533,484	(9,768)	18,748	(742)

Equity transactions:
Purchase payments received from contract owners (note 3)	735,311	745,927	985,720	437,992	4,288,910	975,768	1,097,271	172,849
Transfers between funds	(273,722)	979,820	(69,086)	(193,070)	510,046	42,589	(50,476)	7,317
Redemptions (note 3)	(246,228)	(305,940)	(7,051)	-	(54,019)	(1,002)	(6,111)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(7)	-	(142)	-	(1)	-
Contingent deferred sales charges (note 2)	(2,502)	(5,144)	(22)	-	(321)	-	-	-
Adjustments to maintain reserves	(116)	(123)	(18)	4	(35)	(7)	(17)	(16)

Net equity transactions	212,743	1,414,540	909,536	244,926	4,744,439	1,017,348	1,040,666	180,150

Net change in contract owners’ equity	243,109	1,205,299	927,331	230,426	5,277,923	1,007,580	1,059,414	179,408
Contract owners’ equity beginning of period	2,897,476	1,692,177	230,426	-	1,007,580	-	179,408	-

Contract owners’ equity end of period	$3,140,585	2,897,476	1,157,757	230,426	6,285,503	1,007,580	1,238,822	179,408

CHANGES IN UNITS:
Beginning units	255,289	147,152	25,800	-	105,055	-	19,342	-
Units purchased	109,549	312,117	139,651	69,067	655,314	105,175	136,823	25,696
Units redeemed	(89,333)	(203,980)	(38,425)	(43,267)	(201,082)	(120)	(27,629)	(6,354)

Ending units	275,505	255,289	127,026	25,800	559,287	105,055	128,536	19,342

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$111,291	24,498	94,650	3,015	915	-	6,774	-
Realized gain (loss) on investments	(86,404)	(13,342)	94,220	(22)	738	-	8,678	-
Change in unrealized gain (loss) on investments	66,991	(137,301)	131,690	(19,820)	(12,170)	-	89,179	-
Reinvested capital gains	-	-	-	2,691	-	-	68,034	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,878	(126,145)	320,560	(14,136)	(10,517)	-	172,665	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,430,936	2,913,924	1,378,692	410,691	167,861	-	1,374,234	-
Transfers between funds	1,888,118	1,127,650	4,267,821	655	410,843	-	1,098,396	-
Redemptions (note 3)	(490,011)	(284,337)	(26,746)	-	(4,828)	-	(23,513)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	-	(44)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,505)	(1,653)	-	-	-	-	(105)	-
Adjustments to maintain reserves	(114)	(72)	(26)	4	(1)	-	(24)	-

Net equity transactions	3,827,393	3,755,512	5,619,697	411,350	573,875	-	2,448,988	-

Net change in contract owners’ equity	3,919,271	3,629,367	5,940,257	397,214	563,358	-	2,621,653	-
Contract owners’ equity beginning of period	3,629,367	-	397,214	-	-	-	-	-

Contract owners’ equity end of period	$7,548,638	3,629,367	6,337,471	397,214	563,358	-	2,621,653	-

CHANGES IN UNITS:
Beginning units	381,441	-	42,539	-	-	-	-	-
Units purchased	640,120	426,817	950,372	42,539	65,621	-	322,973	-
Units redeemed	(247,220)	(45,376)	(384,877)	-	(8,572)	-	(87,478)	-

Ending units	774,341	381,441	608,034	42,539	57,049	-	235,495	-

	MLVGA3		BRVDA3		CSCRS		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(84,829)	(128,777)	4,272	6,435	(7,602)	(6,474)	(3,418)	(464)
Realized gain (loss) on investments	(1,166,385)	(22,504)	(8,871)	(462)	(205,439)	(31,380)	3,513	(5)
Change in unrealized gain (loss) on investments	1,931,350	(2,520,440)	32,104	(28,011)	262,350	(107,980)	140,004	(4,824)
Reinvested capital gains	-	1,876,956	-	-	-	-	27,728	-

Net increase (decrease) in contract owners’ equity resulting from operations	680,136	(794,765)	27,505	(22,038)	49,309	(145,834)	167,827	(5,293)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,595	4,946,643	102,883	127,622	22,351	122,485	629,325	239,401
Transfers between funds	(2,535,539)	417,213	(4,239)	413,520	226,642	(14,153)	89,614	(5,329)
Redemptions (note 3)	(3,157,748)	(3,117,718)	(21,846)	(10,714)	(20,791)	(20,303)	(18,739)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	-	-	-	-	-	(6)	-
Contingent deferred sales charges (note 2)	(42,747)	(14,156)	(1)	(235)	(3)	(141)	(43)	-
Adjustments to maintain reserves	(228)	(195)	(32)	(20)	(70)	(26)	(45)	11

Net equity transactions	(2,849,681)	2,231,787	76,765	530,173	228,129	87,862	700,106	234,083

Net change in contract owners’ equity	(2,169,545)	1,437,022	104,270	508,135	277,438	(57,972)	867,933	228,790
Contract owners’ equity beginning of period	30,683,389	29,246,367	508,135	-	455,552	513,524	228,790	-

Contract owners’ equity end of period	$28,513,844	30,683,389	612,405	508,135	732,990	455,552	1,096,723	228,790

CHANGES IN UNITS:
Beginning units	2,548,870	2,368,131	53,940	-	86,189	72,108	25,034	-
Units purchased	495,049	990,959	30,479	55,080	164,810	27,364	86,493	25,610
Units redeemed	(732,474)	(810,220)	(22,280)	(1,140)	(125,875)	(13,283)	(18,871)	(576)

Ending units	2,311,445	2,548,870	62,139	53,940	125,124	86,189	92,656	25,034

	ETVFR		FRESS2		FVSIS2		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$89,562	12,246	8,873	4,240	237,603	32,111	413,052	395,399
Realized gain (loss) on investments	48,025	(9,871)	3,931	(5)	90,060	(17,833)	(543,959)	(644,818)
Change in unrealized gain (loss) on investments	157,667	(58,497)	5,727	4,140	(70,266)	(87,860)	1,583,693	(914,607)
Reinvested capital gains	-	-	10,227	4,676	-	3,940	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	295,254	(56,122)	28,758	13,051	257,397	(69,642)	1,452,786	(1,164,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,945,577	1,157,487	925,124	297,879	2,088,041	1,536,824	1,823,768	3,841,107
Transfers between funds	4,485,656	968,143	370,021	(1,552)	4,897,578	789,771	1,568,345	(2,774,620)
Redemptions (note 3)	(368,762)	(17,849)	(15,254)	-	(351,406)	(105,603)	(1,961,683)	(1,223,002)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	-	(54)	-	(45)	-	(19)	-
Contingent deferred sales charges (note 2)	(2,842)	(258)	(126)	-	(2,821)	(41)	(27,532)	(16,756)
Adjustments to maintain reserves	(212)	(48)	(21)	(7)	(114)	(36)	(192)	(160)

Net equity transactions	6,059,398	2,107,475	1,279,690	296,320	6,631,233	2,220,915	1,402,687	(173,431)

Net change in contract owners’ equity	6,354,652	2,051,353	1,308,448	309,371	6,888,630	2,151,273	2,855,473	(1,337,457)
Contract owners’ equity beginning of period	2,051,353	-	309,371	-	2,151,273	-	11,714,749	13,052,206

Contract owners’ equity end of period	$8,406,005	2,051,353	1,617,819	309,371	9,039,903	2,151,273	14,570,222	11,714,749

CHANGES IN UNITS:
Beginning units	214,276	-	29,685	-	225,260	-	1,181,994	1,200,924
Units purchased	1,153,216	259,288	128,397	29,836	1,264,862	329,693	650,722	724,422
Units redeemed	(550,875)	(45,012)	(9,202)	(151)	(602,378)	(104,433)	(524,962)	(743,352)

Ending units	816,617	214,276	148,880	29,685	887,744	225,260	1,307,754	1,181,994

	FTVMD2		FTVGI2		FTVFA2		IVBRA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,914	72,641	(86,386)	4,928	89,821	71,441	(46,433)	62,816
Realized gain (loss) on investments	(287,666)	(132,468)	(67,230)	(21,235)	(53,723)	144,310	(185,058)	(121,832)
Change in unrealized gain (loss) on investments	409,418	(554,794)	388,991	(41,843)	222,358	(564,314)	521,461	(389,808)
Reinvested capital gains	423,288	295,540	5,645	1,148	114,990	7,310	-	230,995

Net increase (decrease) in contract owners’ equity resulting from operations	555,954	(319,081)	241,020	(57,002)	373,446	(341,253)	289,970	(217,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,438,573	1,428,382	5,101,253	2,765,117	350,002	282,412	800,938	944,098
Transfers between funds	(702,102)	622,411	478,785	541,522	(427,609)	(1,983,748)	1,349,049	278,596
Redemptions (note 3)	(429,671)	(381,138)	(415,529)	(31,106)	(447,493)	(289,656)	(192,848)	(186,738)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(69)	-	-	-	(4)	-
Contingent deferred sales charges (note 2)	(1,481)	(3,167)	(2,213)	(29)	(1,413)	(65)	(188)	(261)
Adjustments to maintain reserves	(156)	(97)	(122)	(57)	(53)	(84)	(129)	(76)

Net equity transactions	305,137	1,666,391	5,162,105	3,275,447	(526,566)	(1,991,141)	1,956,818	1,035,619

Net change in contract owners’ equity	861,091	1,347,310	5,403,125	3,218,445	(153,120)	(2,332,394)	2,246,788	817,790
Contract owners’ equity beginning of period	5,339,249	3,991,939	3,218,445	-	3,890,937	6,223,331	2,669,933	1,852,143

Contract owners’ equity end of period	$6,200,340	5,339,249	8,621,570	3,218,445	3,737,817	3,890,937	4,916,721	2,669,933

CHANGES IN UNITS:
Beginning units	473,617	336,122	342,398	-	294,082	435,151	272,309	177,984
Units purchased	207,389	275,342	999,474	395,682	33,036	37,792	317,125	256,790
Units redeemed	(184,285)	(137,847)	(440,434)	(53,284)	(75,020)	(178,861)	(134,198)	(162,465)

Ending units	496,721	473,617	901,438	342,398	252,098	294,082	455,236	272,309

	JPIGA2		JPIIB2		JABS		JAMGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$16,138	782	9,549	(1)	11,787	158	(6,562)	(147)
Realized gain (loss) on investments	(17)	1	61	-	(1,006)	7	12,306	(620)
Change in unrealized gain (loss) on investments	(3,466)	(1,632)	(4,014)	10	47,779	(268)	54,370	4,293
Reinvested capital gains	8	400	-	-	9,124	-	121,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,663	(449)	5,596	9	67,684	(103)	181,688	3,526

Equity transactions:
Purchase payments received from contract owners (note 3)	656,101	77,325	345,375	10,190	1,938,731	88,400	1,321,855	788,773
Transfers between funds	(1,544)	(69)	(38)	-	(28,258)	3,500	131,083	(12,124)
Redemptions (note 3)	(2,134)	-	-	-	(37,379)	(149)	(67,957)	(4,634)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(24)	-	(81)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,013)	-
Adjustments to maintain reserves	(8)	(5)	(14)	2	(27)	(3)	(37)	3

Net equity transactions	652,415	77,251	345,323	10,192	1,873,043	91,748	1,383,850	772,018

Net change in contract owners’ equity	665,078	76,802	350,919	10,201	1,940,727	91,645	1,565,538	775,544
Contract owners’ equity beginning of period	76,802	-	10,201	-	91,645	-	775,544	-

Contract owners’ equity end of period	$741,880	76,802	361,120	10,201	2,032,372	91,645	2,341,082	775,544

CHANGES IN UNITS:
Beginning units	8,101	-	1,055	-	9,305	-	80,168	-
Units purchased	124,835	8,108	34,606	1,055	198,035	9,320	208,464	87,986
Units redeemed	(58,242)	(7)	(5)	-	(7,047)	(15)	(70,298)	(7,818)

Ending units	74,694	8,101	35,656	1,055	200,293	9,305	218,334	80,168

	JAFBS		JAGTS		LZREMS		LPVCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,371	1,740	(6,935)	(496)	(4,405)	(1,982)	(3,770)	(304)
Realized gain (loss) on investments	(1,516)	(3)	7,972	176	(411,327)	(313,541)	(8,087)	(26)
Change in unrealized gain (loss) on investments	(70,071)	(6,114)	56,596	1,238	1,206,071	(476,553)	2,890	(17,901)
Reinvested capital gains	-	-	20,727	-	-	8,880	32,917	20,986

Net increase (decrease) in contract owners’ equity resulting from operations	(38,216)	(4,377)	78,360	918	790,339	(783,196)	23,950	2,755

Equity transactions:
Purchase payments received from contract owners (note 3)	2,403,378	687,129	878,463	239,550	2,511,633	2,091,246	418,414	220,437
Transfers between funds	130,275	(5,895)	272,542	24,140	2,415,016	(1,232,105)	(25,010)	-
Redemptions (note 3)	(77,759)	-	(5,791)	(3,268)	(548,982)	(245,603)	(5,120)	(191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24)	-	(44)	-	(66)	-	(10)	-
Contingent deferred sales charges (note 2)	(22)	-	-	-	(4,915)	(249)	-	-
Adjustments to maintain reserves	(28)	-	(34)	(8)	(247)	(80)	(28)	(2)

Net equity transactions	2,455,820	681,234	1,145,136	260,414	4,372,439	613,209	388,246	220,244

Net change in contract owners’ equity	2,417,604	676,857	1,223,496	261,332	5,162,778	(169,987)	412,196	222,999
Contract owners’ equity beginning of period	676,857	-	261,332	-	3,720,343	3,890,330	222,999	-

Contract owners’ equity end of period	$3,094,461	676,857	1,484,828	261,332	8,883,121	3,720,343	635,195	222,999

CHANGES IN UNITS:
Beginning units	68,097	-	26,006	-	511,206	420,710	24,088	-
Units purchased	353,068	78,885	142,906	26,859	924,334	366,836	50,046	24,109
Units redeemed	(112,968)	(10,788)	(37,599)	(853)	(412,852)	(276,340)	(5,338)	(21)

Ending units	308,197	68,097	131,313	26,006	1,022,688	511,206	68,796	24,088

	LOVTRC		LOVSDC		MNCPS2		MV3MVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,654	10,884	72,155	12,795	1,661	-	(2,241)	(304)
Realized gain (loss) on investments	17,643	(3)	(1,548)	9	532	-	1,904	(74)
Change in unrealized gain (loss) on investments	(76,277)	(14,610)	(48,316)	(17,256)	13,533	-	60,526	(5,303)
Reinvested capital gains	7,765	-	-	-	20,492	-	54,454	4,074

Net increase (decrease) in contract owners’ equity resulting from operations	(14,215)	(3,729)	22,291	(4,452)	36,218	-	114,643	(1,607)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,367,217	452,878	3,280,929	643,282	708,848	-	793,670	243,073
Transfers between funds	667,297	-	(259,494)	(15,285)	27,180	-	604	377
Redemptions (note 3)	(71,212)	-	(11,892)	-	(2,838)	-	(1,142)	(170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	-	(26)	-	-	-	(8)	-
Contingent deferred sales charges (note 2)	(1,349)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(11)	(32)	3	(19)	-	(33)	(1)

Net equity transactions	1,961,926	452,867	3,009,485	628,000	733,171	-	793,091	243,279

Net change in contract owners’ equity	1,947,711	449,138	3,031,776	623,548	769,389	-	907,734	241,672
Contract owners’ equity beginning of period	449,138	-	623,548	-	-	-	241,672	-

Contract owners’ equity end of period	$2,396,849	449,138	3,655,324	623,548	769,389	-	1,149,406	241,672

CHANGES IN UNITS:
Beginning units	45,344	-	63,112	-	-	-	25,909	-
Units purchased	291,692	45,344	412,443	77,583	90,769	-	119,248	25,927
Units redeemed	(100,963)	-	(113,799)	(14,471)	(20,455)	-	(37,468)	(18)

Ending units	236,073	45,344	361,756	63,112	70,314	-	107,689	25,909

	MVBRES		MVGTAS		MVUSC		MVIVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,480	(409)	(41,081)	79,063	19,589	(302)	6,381	(758)
Realized gain (loss) on investments	(1,563)	22	(62,750)	26,720	(5,165)	(19)	(1,360)	106
Change in unrealized gain (loss) on investments	(21,533)	(716)	45,208	(233,439)	(7,317)	(9,066)	(96,016)	8,338
Reinvested capital gains	129,117	-	150,692	37,271	16,307	-	73,723	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,501	(1,103)	92,069	(90,385)	23,414	(9,387)	(17,272)	7,686

Equity transactions:
Purchase payments received from contract owners (note 3)	1,093,338	384,353	457,506	366,418	464,095	161,867	3,943,739	733,879
Transfers between funds	14,512	-	60,656	(213,642)	234,003	-	29,038	2,174
Redemptions (note 3)	(16,148)	(84)	(220,865)	(207,927)	(29,259)	(75)	(22,904)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(23)	-	-	-	(49)	-	(28)	-
Contingent deferred sales charges (note 2)	(51)	-	(91)	(1,619)	(317)	-	(41)	-
Adjustments to maintain reserves	(27)	(6)	(95)	(100)	(13)	(6)	(51)	(1)

Net equity transactions	1,091,601	384,263	297,111	(56,870)	668,460	161,786	3,949,753	736,052

Net change in contract owners’ equity	1,201,102	383,160	389,180	(147,255)	691,874	152,399	3,932,481	743,738
Contract owners’ equity beginning of period	383,160	-	2,428,074	2,575,329	152,399	-	743,738	-

Contract owners’ equity end of period	$1,584,262	383,160	2,817,254	2,428,074	844,273	152,399	4,676,219	743,738

CHANGES IN UNITS:
Beginning units	40,006	-	226,821	230,786	18,111	-	76,130	-
Units purchased	133,269	40,015	125,038	95,046	93,821	18,120	554,507	85,727
Units redeemed	(18,720)	(9)	(100,525)	(99,011)	(20,699)	(9)	(164,474)	(9,597)

Ending units	154,555	40,006	251,334	226,821	91,233	18,111	466,163	76,130

	MGRFV		MSGI2		MSEMB		MSVGT2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,864)	28,715	30,352	6,116	262,654	154,989	(22,279)	1,182
Realized gain (loss) on investments	(37,875)	(6,640)	(299,252)	(85,167)	(150,791)	(67,520)	(89,340)	(29,543)
Change in unrealized gain (loss) on investments	49,643	(67,623)	355,280	(554,775)	377,082	(241,275)	160,086	(123,806)
Reinvested capital gains	35,550	15,990	237,169	248,979	-	-	6,541	14,418

Net increase (decrease) in contract owners’ equity resulting from operations	33,454	(29,558)	323,549	(384,847)	488,945	(153,806)	55,008	(137,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	978,948	1,318,220	1,224,495	958,587	3,237,556	2,342,247	154,652	348,278
Transfers between funds	(141,098)	1,627,741	930,656	151,148	(579,774)	(130,308)	(185,146)	(141,352)
Redemptions (note 3)	(109,882)	(1,503,756)	(232,508)	(92,206)	(939,133)	(213,796)	(29,823)	(65,303)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7)	-	(41)	-	(68)	-	-	-
Contingent deferred sales charges (note 2)	(714)	(74)	(3,457)	(1,856)	(6,940)	(1,121)	(91)	(121)
Adjustments to maintain reserves	(141)	(57)	(122)	(69)	(201)	(80)	(31)	(63)

Net equity transactions	727,106	1,442,074	1,919,023	1,015,604	1,711,440	1,996,942	(60,439)	141,439

Net change in contract owners’ equity	760,560	1,412,516	2,242,572	630,757	2,200,385	1,843,136	(5,431)	3,690
Contract owners’ equity beginning of period	2,440,575	1,028,059	2,319,723	1,688,966	5,257,235	3,414,099	1,522,443	1,518,753

Contract owners’ equity end of period	$3,201,135	2,440,575	4,562,295	2,319,723	7,457,620	5,257,235	1,517,012	1,522,443

CHANGES IN UNITS:
Beginning units	248,518	102,527	257,517	159,377	496,196	314,954	145,377	133,415
Units purchased	189,910	494,047	374,761	198,624	449,894	326,819	52,616	66,907
Units redeemed	(116,041)	(348,056)	(185,649)	(100,484)	(303,830)	(145,577)	(58,947)	(54,945)

Ending units	322,387	248,518	446,629	257,517	642,260	496,196	139,046	145,377

	VKVGR2		NVBX		NVIX		NLFOSP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,440)	39,598	122,126	190,839	155,110	42,643	11,873	(7,026)
Realized gain (loss) on investments	10,946	266,608	209,954	(63,854)	(226,133)	(256,977)	(3,203)	(5,876)
Change in unrealized gain (loss) on investments	82,126	(493,605)	(255,528)	(316,140)	70,431	(253,543)	95,136	(49,657)
Reinvested capital gains	-	-	31,448	36,069	-	-	-	8,762

Net increase (decrease) in contract owners’ equity resulting from operations	85,632	(187,399)	108,000	(153,086)	(592)	(467,877)	103,806	(53,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,014,339	3,573,357	7,459,812	2,464,147	3,245,668	1,704,295	405,030	1,942,513
Transfers between funds	(257,576)	(1,288,436)	(960,961)	9,523,050	3,474,574	2,390,840	(38,409)	72,077
Redemptions (note 3)	(1,340,234)	(806,656)	(2,602,405)	(265,175)	(1,142,496)	(191,144)	(29,975)	(7,344)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(101)	-	(36)	-	(31)	-	-	-
Contingent deferred sales charges (note 2)	(27,211)	(25,456)	(3,282)	(864)	(766)	(164)	-	-
Adjustments to maintain reserves	(195)	(158)	(103)	(39)	(96)	(62)	(26)	(46)

Net equity transactions	3,389,022	1,452,651	3,893,025	11,721,119	5,576,853	3,903,765	336,620	2,007,200

Net change in contract owners’ equity	3,474,654	1,265,252	4,001,025	11,568,033	5,576,261	3,435,888	440,426	1,953,403
Contract owners’ equity beginning of period	7,773,755	6,508,503	11,568,033	-	3,435,888	-	2,571,082	617,679

Contract owners’ equity end of period	$11,248,409	7,773,755	15,569,058	11,568,033	9,012,149	3,435,888	3,011,508	2,571,082

CHANGES IN UNITS:
Beginning units	666,394	541,529	1,162,145	-	361,849	-	264,531	60,458
Units purchased	585,458	419,316	3,813,652	1,798,997	899,448	1,337,667	42,254	212,168
Units redeemed	(309,016)	(294,451)	(3,424,189)	(636,852)	(310,397)	(975,818)	(8,393)	(8,095)

Ending units	942,836	666,394	1,551,608	1,162,145	950,900	361,849	298,392	264,531

	NVFIP		NVFMGP		NAMGI2		NAMAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$25,576	21,219	64,464	15,221	3,801	16,668	(8,695)	6,879
Realized gain (loss) on investments	(20,606)	(10,717)	(15,903)	(14,594)	(26,736)	(7,917)	197	1,625
Change in unrealized gain (loss) on investments	61,866	(49,332)	177,319	(116,796)	49,219	(87,420)	74,621	(8,100)
Reinvested capital gains	-	-	72,156	46,511	60,407	86,373	-	8,197

Net increase (decrease) in contract owners’ equity resulting from operations	66,836	(38,830)	298,036	(69,658)	86,691	7,704	66,123	8,601

Equity transactions:
Purchase payments received from contract owners (note 3)	233,401	694,061	476,930	1,824,974	362,048	1,028,073	269,239	552,640
Transfers between funds	(12,379)	(165,703)	1,734,912	(36,540)	(151,347)	(97,626)	222,315	(43,352)
Redemptions (note 3)	(6,299)	(7,745)	(33,115)	(17,675)	(137,822)	-	(593)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53)	-	(128)	-	-	-
Contingent deferred sales charges (note 2)	(36)	-	(424)	(214)	-	-	-	-
Adjustments to maintain reserves	(32)	(9)	(14)	(38)	(7)	(6)	(17)	(3)

Net equity transactions	214,655	520,604	2,178,236	1,770,507	72,744	930,441	490,944	509,285

Net change in contract owners’ equity	281,491	481,774	2,476,272	1,700,849	159,435	938,145	557,067	517,886
Contract owners’ equity beginning of period	1,020,662	538,888	2,584,937	884,088	938,145	-	517,886	-

Contract owners’ equity end of period	$1,302,153	1,020,662	5,061,209	2,584,937	1,097,580	938,145	1,074,953	517,886

CHANGES IN UNITS:
Beginning units	110,518	55,403	265,618	86,529	97,786	-	53,778	-
Units purchased	46,147	75,641	224,747	191,870	41,530	107,974	50,783	58,235
Units redeemed	(24,155)	(20,526)	(8,788)	(12,781)	(34,181)	(10,188)	(641)	(4,457)

Ending units	132,510	110,518	481,577	265,618	105,135	97,786	103,920	53,778

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,730	2,618	178,674	(30,633)	27,823	(196)	16,773	(741)
Realized gain (loss) on investments	585	(105)	(114,453)	810,149	766	(2)	(10,550)	(544)
Change in unrealized gain (loss) on investments	65,494	(7,101)	297,803	(2,079,181)	(81,199)	(1,015)	(258,037)	(12,295)
Reinvested capital gains	87,713	3,356	2,163,941	1,129,633	5,814	-	254,199	7,367

Net increase (decrease) in contract owners’ equity resulting from operations	171,522	(1,232)	2,525,965	(170,032)	(46,796)	(1,213)	2,385	(6,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243,458	283,018	7,261,542	8,531,990	2,230,563	139,157	1,940,077	771,324
Transfers between funds	44,883	(488)	5,219,172	796,750	98,950	-	495,993	238,769
Redemptions (note 3)	(28,328)	-	(3,736,968)	(3,006,883)	(6,966)	-	(71,841)	(8,936)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	-	(80)	-	(16)	-	(17)	-
Contingent deferred sales charges (note 2)	-	-	(35,565)	(15,641)	-	-	(153)	-
Adjustments to maintain reserves	(31)	7	(189)	(230)	(13)	6	(26)	2

Net equity transactions	1,259,971	282,537	8,707,912	6,305,986	2,322,518	139,163	2,364,033	1,001,159

Net change in contract owners’ equity	1,431,493	281,305	11,233,877	6,135,954	2,275,722	137,950	2,366,418	994,946
Contract owners’ equity beginning of period	281,305	-	29,796,785	23,660,831	137,950	-	994,946	-

Contract owners’ equity end of period	$1,712,798	281,305	41,030,662	29,796,785	2,413,672	137,950	3,361,364	994,946

CHANGES IN UNITS:
Beginning units	29,431	-	2,248,551	1,778,833	13,798	-	102,474	-
Units purchased	148,231	29,481	1,544,419	1,423,019	297,510	13,798	348,688	124,356
Units redeemed	(26,832)	(50)	(922,867)	(953,301)	(73,422)	-	(101,503)	(21,882)

Ending units	150,830	29,431	2,870,103	2,248,551	237,886	13,798	349,659	102,474

	GVAGR2		GVAGI2		HIBF		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(21,623)	(935)	2,684	(811)	143,285	108,524	(22,690)	(18,801)
Realized gain (loss) on investments	(59,409)	(1,027)	(22,599)	(3,265)	(6,065)	(62,428)	(346,273)	(99,705)
Change in unrealized gain (loss) on investments	(332,504)	(1,522)	(59,750)	(17,477)	290,879	(170,616)	594,374	(471,483)
Reinvested capital gains	667,869	2,419	353,073	9,513	-	30,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,333	(1,065)	273,408	(12,040)	428,099	(94,396)	225,411	(589,989)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,128,812	1,046,522	2,834,345	1,154,836	615,362	113,981	163,590	345,965
Transfers between funds	112,224	273,846	(221,328)	(76,457)	(20,435)	(237,025)	420,503	680,003
Redemptions (note 3)	(70,679)	(6,666)	(32,134)	(1,350)	(461,601)	(698,190)	(816,296)	(141,136)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(59)	-	(43)	-	(10)	-	-	-
Contingent deferred sales charges (note 2)	(41)	-	(102)	-	-	(165)	(5,525)	(1,729)
Adjustments to maintain reserves	(14)	(14)	(41)	11	(85)	(27)	(101)	(97)

Net equity transactions	3,170,243	1,313,688	2,580,697	1,077,040	133,231	(821,426)	(237,829)	883,006

Net change in contract owners’ equity	3,424,576	1,312,623	2,854,105	1,065,000	561,330	(915,822)	(12,418)	293,017
Contract owners’ equity beginning of period	1,312,623	-	1,065,000	-	2,415,733	3,331,555	3,033,115	2,740,098

Contract owners’ equity end of period	$4,737,199	1,312,623	3,919,105	1,065,000	2,977,063	2,415,733	3,020,697	3,033,115

CHANGES IN UNITS:
Beginning units	132,725	-	110,075	-	255,096	338,008	380,459	284,459
Units purchased	459,145	167,549	372,523	146,488	489,057	30,441	252,324	288,087
Units redeemed	(147,512)	(34,824)	(113,806)	(36,413)	(465,026)	(113,353)	(276,026)	(192,087)

Ending units	444,358	132,725	368,792	110,075	279,127	255,096	356,757	380,459

	GEM2		NVIE6		NVNMO2		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(30)	(140)	3,129	11	116	-	35	434
Realized gain (loss) on investments	(388)	(6)	(8)	-	(2,884)	-	(4,227)	(33)
Change in unrealized gain (loss) on investments	11,680	(4,996)	(1,013)	(150)	14,019	-	6,167	(5,603)
Reinvested capital gains	-	-	-	-	7,349	-	13,935	3,980

Net increase (decrease) in contract owners’ equity resulting from operations	11,262	(5,142)	2,108	(139)	18,600	-	15,910	(1,222)

Equity transactions:
Purchase payments received from contract owners (note 3)	39,443	113,249	297,768	6,435	203,914	-	142,856	87,692
Transfers between funds	21,175	-	41,668	-	(18,438)	-	(723)	-
Redemptions (note 3)	(5,035)	-	(12,007)	-	(610)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(7)	-	-	-	(26)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(5)	(16)	4	2	-	2	(1)

Net equity transactions	55,585	113,244	327,406	6,439	184,868	-	142,109	87,691

Net change in contract owners’ equity	66,847	108,102	329,514	6,300	203,468	-	158,019	86,469
Contract owners’ equity beginning of period	108,102	-	6,300	-	-	-	86,469	-

Contract owners’ equity end of period	$174,949	108,102	335,814	6,300	203,468	-	244,488	86,469

CHANGES IN UNITS:
Beginning units	12,717	-	688	-	-	-	8,905	-
Units purchased	24,220	12,717	37,542	688	33,568	-	15,427	8,905
Units redeemed	(17,596)	-	(1,321)	-	(15,089)	-	(1,203)	-

Ending units	19,341	12,717	36,909	688	18,479	-	23,129	8,905

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$66,574	72,750	159,201	166,096	158,416	196,850	121,426	20,099
Realized gain (loss) on investments	(218,978)	(540,124)	(439,202)	(272,327)	(274,285)	117,060	(225,784)	(488,689)
Change in unrealized gain (loss) on investments	(16,599)	(136,474)	171,707	(858,711)	(248,834)	(1,636,343)	183,740	(371,859)
Reinvested capital gains	691,501	345,553	690,500	487,027	1,118,782	921,997	340,721	477,042

Net increase (decrease) in contract owners’ equity resulting from operations	522,498	(258,295)	582,206	(477,915)	754,079	(400,436)	420,103	(363,407)

Equity transactions:
Purchase payments received from contract owners (note 3)	828,572	615,842	1,934,803	3,579,760	886,294	2,211,592	2,937,521	10,070,146
Transfers between funds	(201,986)	4,837,422	(600,463)	(10,795,750)	(440,585)	(1,332,613)	544,762	(9,599,427)
Redemptions (note 3)	(1,855,389)	(378,044)	(1,153,211)	(642,216)	(935,906)	(566,461)	(2,721,152)	(2,645,735)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(57)	-	-	-	(10)	-
Contingent deferred sales charges (note 2)	(16,953)	(319)	(29,806)	(346)	(33,741)	(1,955)	(8,132)	(5,201)
Adjustments to maintain reserves	(39)	(49)	(171)	(87)	(127)	(16)	(136)	(58)

Net equity transactions	(1,245,795)	5,074,852	151,095	(7,858,639)	(524,065)	310,547	752,853	(2,180,275)

Net change in contract owners’ equity	(723,297)	4,816,557	733,301	(8,336,554)	230,014	(89,889)	1,172,956	(2,543,682)
Contract owners’ equity beginning of period	8,948,245	4,131,688	13,079,416	21,415,970	14,137,039	14,226,928	13,210,388	15,754,070

Contract owners’ equity end of period	$8,224,948	8,948,245	13,812,717	13,079,416	14,367,053	14,137,039	14,383,344	13,210,388

CHANGES IN UNITS:
Beginning units	622,297	277,822	1,035,762	1,645,659	1,056,215	1,031,275	1,195,585	1,390,229
Units purchased	162,033	705,571	326,055	377,145	124,242	187,608	546,437	1,199,304
Units redeemed	(248,389)	(361,096)	(315,010)	(987,042)	(164,422)	(162,668)	(482,898)	(1,393,948)

Ending units	535,941	622,297	1,046,807	1,035,762	1,016,035	1,056,215	1,259,124	1,195,585

	NVCMD2		NVCMA2		NVCMC2		NVCBD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$367,276	483,354	128,448	174,370	83,670	41,023	27,244	6,120
Realized gain (loss) on investments	(2,346,862)	(103,611)	(1,137,235)	(24,904)	(339,179)	(777,210)	168	(7)
Change in unrealized gain (loss) on investments	1,224,603	(3,026,549)	513,214	(1,032,897)	293,857	(187,008)	(24,693)	(8,507)
Reinvested capital gains	2,298,145	1,760,896	1,166,928	400,170	325,515	628,699	2,193	219

Net increase (decrease) in contract owners’ equity resulting from operations	1,543,162	(885,910)	671,355	(483,261)	363,863	(294,496)	4,912	(2,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,069,763	7,993,599	380,428	1,111,186	942,839	3,210,902	1,743,042	242,373
Transfers between funds	(1,206,858)	2,392,464	(760,887)	12,423,231	1,142,567	(9,030,523)	62,124	-
Redemptions (note 3)	(9,566,843)	(2,029,879)	(5,433,979)	(218,736)	(2,068,623)	(1,745,199)	(12,982)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	-	-	(23)	-	(12)	-
Contingent deferred sales charges (note 2)	(20,978)	(19,696)	(20,128)	(3,298)	(5,362)	(5,751)	-	-
Adjustments to maintain reserves	(181)	(130)	(49)	(39)	(103)	(6)	(9)	(4)

Net equity transactions	(4,725,112)	8,336,358	(5,834,615)	13,312,344	11,295	(7,570,577)	1,792,163	242,369

Net change in contract owners’ equity	(3,181,950)	7,450,448	(5,163,260)	12,829,083	375,158	(7,865,073)	1,797,075	240,194
Contract owners’ equity beginning of period	35,598,436	28,147,988	16,972,583	4,143,500	7,758,763	15,623,836	240,194	-

Contract owners’ equity end of period	$32,416,486	35,598,436	11,809,323	16,972,583	8,133,921	7,758,763	2,037,269	240,194

CHANGES IN UNITS:
Beginning units	2,737,046	2,108,083	1,230,141	290,550	644,930	1,262,452	24,355	-
Units purchased	1,021,975	2,020,467	337,628	1,027,833	315,049	537,924	278,932	24,355
Units redeemed	(1,388,064)	(1,391,504)	(761,126)	(88,242)	(313,853)	(1,155,446)	(104,164)	-

Ending units	2,370,957	2,737,046	806,643	1,230,141	646,126	644,930	199,123	24,355

	NVLCP2		TRF		TRF2		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,664	(9,608)	(9,830)	4,281	2,093	351	(15,845)	51,192
Realized gain (loss) on investments	99,046	(265,898)	(127,049)	187,659	177	232	200,200	(89,369)
Change in unrealized gain (loss) on investments	(15,056)	(45,268)	279,201	(231,113)	17,355	1,428	(108,670)	(206,648)
Reinvested capital gains	34,730	73,373	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	205,384	(247,401)	142,322	(39,173)	19,625	2,011	75,685	(244,825)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,495	724,808	166,011	1,201,464	353,773	60,736	2,656,852	1,806,371
Transfers between funds	2,564,972	(2,195,113)	(1,052,213)	321,548	33,688	(5,004)	1,247,103	3,141,051
Redemptions (note 3)	(3,045,633)	(1,571,911)	(1,387,808)	(513,252)	(750)	-	(3,984,171)	(929,090)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	-	-	-
Contingent deferred sales charges (note 2)	(5,994)	(5,045)	(94)	(294)	-	-	(26,443)	(5,274)
Adjustments to maintain reserves	(133)	(96)	(106)	(6)	(6)	(5)	(122)	(107)

Net equity transactions	120,707	(3,047,357)	(2,274,210)	1,009,460	386,700	55,727	(106,781)	4,012,951

Net change in contract owners’ equity	326,091	(3,294,758)	(2,131,888)	970,287	406,325	57,738	(31,096)	3,768,126
Contract owners’ equity beginning of period	9,008,769	12,303,527	4,178,786	3,208,499	57,738	-	10,374,812	6,606,686

Contract owners’ equity end of period	$9,334,860	9,008,769	2,046,898	4,178,786	464,063	57,738	10,343,716	10,374,812

CHANGES IN UNITS:
Beginning units	855,161	1,143,294	384,754	293,951	6,055	-	1,038,287	651,310
Units purchased	1,735,285	1,475,921	284,932	608,495	38,286	6,596	2,948,366	3,615,786
Units redeemed	(1,719,456)	(1,764,054)	(497,379)	(517,692)	(75)	(541)	(2,943,922)	(3,228,809)

Ending units	870,990	855,161	172,307	384,754	44,266	6,055	1,042,731	1,038,287

	GBF2		GVIDA		NVDBL2		NVDCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,290	1,740	2,116	(8,436)	37,694	(5,654)	15,222	(4,716)
Realized gain (loss) on investments	(2,918)	(2)	29,709	133,525	(46,197)	126,629	(77,427)	6,337
Change in unrealized gain (loss) on investments	(28,545)	(2,289)	2,931	(278,577)	123,045	(163,403)	144,622	(236,364)
Reinvested capital gains	-	-	378,444	-	120,689	53,825	166,450	144,923

Net increase (decrease) in contract owners’ equity resulting from operations	(24,173)	(551)	413,200	(153,488)	235,231	11,397	248,867	(89,820)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,043	184,396	147,353	334,349	1,842,920	1,202,505	871,622	1,212,949
Transfers between funds	327,984	-	(323,312)	(284,465)	180,060	1,144,305	(70,496)	(1,476,218)
Redemptions (note 3)	(13,329)	-	(485,373)	(1,065,979)	(464,359)	(900,064)	(256,597)	(280,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	-	-	-	(76)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,629)	(725)	(1,504)	(9,438)	(9,715)	(1,938)
Adjustments to maintain reserves	(19)	9	(113)	(28)	(70)	(40)	(47)	(77)

Net equity transactions	605,662	184,405	(663,074)	(1,016,848)	1,556,971	1,437,268	534,767	(546,070)

Net change in contract owners’ equity	581,489	183,854	(249,874)	(1,170,336)	1,792,202	1,448,665	783,634	(635,890)
Contract owners’ equity beginning of period	183,854	-	5,332,573	6,502,909	3,493,108	2,044,443	3,616,429	4,252,319

Contract owners’ equity end of period	$765,343	183,854	5,082,699	5,332,573	5,285,310	3,493,108	4,400,063	3,616,429

CHANGES IN UNITS:
Beginning units	18,436	-	528,278	628,850	346,219	199,407	357,957	411,780
Units purchased	69,408	18,436	122,914	175,382	249,774	978,028	236,189	181,886
Units redeemed	(10,494)	-	(184,595)	(275,954)	(97,005)	(831,216)	(183,724)	(235,709)

Ending units	77,350	18,436	466,597	528,278	498,988	346,219	410,422	357,957

	GVIDC		GVIDM		GVDMA		GVDMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$81,986	13,588	268,988	289,664	77,632	32,941	133,965	49,759
Realized gain (loss) on investments	(449,668)	(228,294)	(914,027)	91,978	(17,261)	86,119	(203,179)	(183,120)
Change in unrealized gain (loss) on investments	380,080	(311,445)	503,183	(2,050,278)	(78,926)	(473,754)	74,700	(598,520)
Reinvested capital gains	267,053	397,247	2,111,569	1,051,889	942,292	160,026	560,583	556,066

Net increase (decrease) in contract owners’ equity resulting from operations	279,451	(128,904)	1,969,713	(616,747)	923,737	(194,668)	566,069	(175,815)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,954,781	5,502,346	15,781,154	17,542,818	4,035,271	3,740,185	6,686,933	3,674,481
Transfers between funds	(1,259,881)	(1,360,643)	(8,832,200)	5,582,873	280,749	344,983	(366,433)	176,372
Redemptions (note 3)	(2,029,143)	(2,943,295)	(4,186,057)	(3,008,511)	(882,463)	(1,030,433)	(1,176,119)	(1,074,403)
Annuity benefits	-	-	(4,828)	(5,028)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(371)	-	(194)	-	(50)	-
Contingent deferred sales charges (note 2)	(11,489)	(14,025)	(4,102)	(3,706)	(22,666)	(506)	(3,203)	(5,216)
Adjustments to maintain reserves	(89)	(60)	(227)	(101)	(146)	(100)	(86)	(118)

Net equity transactions	2,654,179	1,184,323	2,753,369	20,108,345	3,410,551	3,054,129	5,141,042	2,771,116

Net change in contract owners’ equity	2,933,630	1,055,419	4,723,082	19,491,598	4,334,288	2,859,461	5,707,111	2,595,301
Contract owners’ equity beginning of period	10,989,145	9,933,726	37,797,263	18,305,665	10,289,593	7,430,132	12,277,946	9,682,645

Contract owners’ equity end of period	$13,922,775	10,989,145	42,520,345	37,797,263	14,623,881	10,289,593	17,985,057	12,277,946

CHANGES IN UNITS:
Beginning units	1,096,796	978,369	3,723,008	1,768,302	1,018,739	719,794	1,217,405	944,676
Units purchased	1,229,403	744,877	2,116,807	3,032,607	482,789	552,316	849,017	842,640
Units redeemed	(974,119)	(626,450)	(1,876,370)	(1,077,901)	(149,309)	(253,371)	(357,460)	(569,911)

Ending units	1,352,080	1,096,796	3,963,445	3,723,008	1,352,219	1,018,739	1,708,962	1,217,405

	MCIF		SAM		NVMIG6		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$37,582	1,585	(781)	(1,359)	(13,158)	(51,685)	45,053	(19,030)
Realized gain (loss) on investments	(229,489)	(348,478)	-	-	(188,029)	(220,793)	(327,007)	(115,381)
Change in unrealized gain (loss) on investments	498,710	(337,633)	-	-	(84,204)	(65,063)	518,695	(133,698)
Reinvested capital gains	1,112,273	278,600	1	-	59,026	217,814	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,419,076	(405,926)	(780)	(1,359)	(226,365)	(119,727)	236,741	(268,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,586,667	2,457,552	-	-	186,382	826,921	197,449	504,935
Transfers between funds	5,173,968	1,912,180	-	-	1,983,304	265,360	2,430,026	58,450
Redemptions (note 3)	(743,119)	(146,392)	-	(46,248)	(441,904)	(521,563)	(229,217)	(420,652)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	-	(28)	(58)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,597)	(376)	-	-	(780)	(1,264)	(1,345)	(647)
Adjustments to maintain reserves	(168)	(49)	-	1	(67)	(104)	(134)	(169)

Net equity transactions	10,010,681	4,222,915	(28)	(46,305)	1,726,935	569,350	2,396,779	141,917

Net change in contract owners’ equity	11,429,757	3,816,989	(808)	(47,664)	1,500,570	449,623	2,633,520	(126,192)
Contract owners’ equity beginning of period	3,816,989	-	60,555	108,219	3,394,034	2,944,411	3,529,054	3,655,246

Contract owners’ equity end of period	$15,246,746	3,816,989	59,747	60,555	4,894,604	3,394,034	6,162,574	3,529,054

CHANGES IN UNITS:
Beginning units	392,371	-	6,522	11,504	266,004	224,523	421,105	405,939
Units purchased	1,901,773	721,986	-	-	263,913	277,285	497,742	191,432
Units redeemed	(974,856)	(329,615)	(3)	(4,982)	(132,066)	(235,804)	(208,562)	(176,266)

Ending units	1,319,288	392,371	6,519	6,522	397,851	266,004	710,285	421,105

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(35,742)	(60,207)	75,470	(29,595)	(1,489)	(3,525)	(84,108)	(102,135)
Realized gain (loss) on investments	(146,505)	(3,100)	(537,725)	(137,312)	38,322	10,471	(1,074,907)	(596,132)
Change in unrealized gain (loss) on investments	(477,080)	(266,147)	924,082	(711,920)	(49,939)	(46,154)	575,672	(508,490)
Reinvested capital gains	658,135	359,729	565,120	601,753	10,571	36,403	654,820	976,522

Net increase (decrease) in contract owners’ equity resulting from operations	(1,192)	30,275	1,026,947	(277,074)	(2,535)	(2,805)	71,477	(230,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,063	1,184,794	352,593	781,183	165	-	489,199	2,043,910
Transfers between funds	2,699,561	(431,894)	7,141,534	(606,944)	(82,241)	-	(2,111,511)	1,330,356
Redemptions (note 3)	(328,646)	(268,964)	(368,179)	(325,015)	(62,648)	(18,742)	(1,154,067)	(443,658)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	-	(18)	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(3,719)	(1,285)	(3,262)	(1,818)	-	-	(4,345)	(2,863)
Adjustments to maintain reserves	(140)	(66)	(129)	(95)	-	(21)	(101)	(145)

Net equity transactions	2,837,117	482,585	7,122,539	(152,689)	(144,724)	(18,763)	(2,780,838)	2,927,600

Net change in contract owners’ equity	2,835,925	512,860	8,149,486	(429,763)	(147,259)	(21,568)	(2,709,361)	2,697,365
Contract owners’ equity beginning of period	5,014,521	4,501,661	5,237,383	5,667,146	235,481	257,049	7,132,124	4,434,759

Contract owners’ equity end of period	$7,850,446	5,014,521	13,386,869	5,237,383	88,222	235,481	4,422,763	7,132,124

CHANGES IN UNITS:
Beginning units	294,364	268,848	348,734	358,216	10,326	11,097	439,773	267,498
Units purchased	269,119	168,175	598,328	115,640	7	-	186,138	805,647
Units redeemed	(106,638)	(142,659)	(172,928)	(125,122)	(6,649)	(771)	(365,855)	(633,372)

Ending units	456,845	294,364	774,134	348,734	3,684	10,326	260,056	439,773

	NVMMV2		SCGF		SCGF2		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,169	(21,633)	(40,016)	(44,242)	(3,899)	(534)	(34,089)	(35,212)
Realized gain (loss) on investments	(699,150)	(510,861)	(319,423)	(244,968)	(12,166)	(69)	(597,859)	(157,228)
Change in unrealized gain (loss) on investments	1,108,273	(333,989)	(163,017)	(111,078)	(43,630)	(3,694)	1,223,398	(575,921)
Reinvested capital gains	842,367	601,091	554,371	347,481	91,558	1,803	477,747	423,676

Net increase (decrease) in contract owners’ equity resulting from operations	1,264,659	(265,392)	31,915	(52,807)	31,863	(2,494)	1,069,197	(344,685)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,992	967,907	194,886	573,426	115,537	316,482	432,973	580,224
Transfers between funds	3,751,969	(2,648,179)	(671,395)	417,261	(15,580)	-	1,779,044	(846,881)
Redemptions (note 3)	(1,699,093)	(571,423)	(188,777)	(203,836)	(8,685)	-	(853,074)	(585,972)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67)	-	-	-	(15)	-	-	-
Contingent deferred sales charges (note 2)	(8,394)	(4,465)	(718)	(2,527)	-	-	(7,517)	(873)
Adjustments to maintain reserves	(175)	(131)	(111)	(65)	(23)	(3)	(146)	(95)

Net equity transactions	3,433,232	(2,256,291)	(666,115)	784,259	91,234	316,479	1,351,280	(853,597)

Net change in contract owners’ equity	4,697,891	(2,521,683)	(634,200)	731,452	123,097	313,985	2,420,477	(1,198,282)
Contract owners’ equity beginning of period	6,242,788	8,764,471	3,196,137	2,464,685	313,985	-	3,770,754	4,969,036

Contract owners’ equity end of period	$10,940,679	6,242,788	2,561,937	3,196,137	437,082	313,985	6,191,231	3,770,754

CHANGES IN UNITS:
Beginning units	354,372	475,679	292,448	223,672	35,096	-	379,349	462,116
Units purchased	607,629	208,865	68,870	371,235	25,496	40,036	658,141	246,104
Units redeemed	(424,027)	(330,172)	(141,123)	(302,459)	(14,870)	(4,940)	(535,029)	(328,871)

Ending units	537,974	354,372	220,195	292,448	45,722	35,096	502,461	379,349

	SCVF2		SCF		SCF2		MSBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,420)	486	(30,381)	(32,945)	(2,501)	(47)	94,663	13,840
Realized gain (loss) on investments	(7,112)	-	(151,879)	(141,954)	319	(2)	100,190	(186,906)
Change in unrealized gain (loss) on investments	41,117	(73)	351,542	(218,549)	22,792	(2,002)	42,865	(34,564)
Reinvested capital gains	34,120	-	467,330	310,832	41,689	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,705	413	636,612	(82,616)	62,299	(2,051)	237,718	(207,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	200,528	227,923	98,012	166,246	168,969	116,931	1,241,844	973,929
Transfers between funds	149,380	-	839,221	(319,755)	(36,264)	-	1,868,333	252,049
Redemptions (note 3)	(5,632)	-	(178,191)	(320,647)	(13,978)	-	(543,140)	(382,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(10)	-	-	-	-	-	(29)	-
Contingent deferred sales charges (note 2)	(23)	-	(229)	(1,249)	(845)	-	(2,103)	(1,820)
Adjustments to maintain reserves	(25)	(6)	(113)	(110)	(16)	7	(131)	(86)

Net equity transactions	344,218	227,917	758,700	(475,515)	117,866	116,938	2,564,774	841,468

Net change in contract owners’ equity	410,923	228,330	1,395,312	(558,131)	180,165	114,887	2,802,492	633,838
Contract owners’ equity beginning of period	228,330	-	2,795,620	3,353,751	114,887	-	4,273,112	3,639,274

Contract owners’ equity end of period	$639,253	228,330	4,190,932	2,795,620	295,052	114,887	7,075,604	4,273,112

CHANGES IN UNITS:
Beginning units	24,757	-	274,289	320,570	12,554	-	456,734	372,253
Units purchased	46,090	32,776	143,541	65,656	28,667	12,554	827,019	720,415
Units redeemed	(14,988)	(8,019)	(75,415)	(111,937)	(14,614)	-	(577,417)	(635,934)

Ending units	55,859	24,757	342,415	274,289	26,607	12,554	706,336	456,734

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$92,672	34,570	(15,265)	477	5,009	4,199	2,892	(171)
Realized gain (loss) on investments	(49,580)	(76,971)	(83,422)	92	(7,204)	(12)	(209)	(7)
Change in unrealized gain (loss) on investments	23,319	(108,737)	(573,574)	619	3,442	(7,006)	36,966	(4,680)
Reinvested capital gains	-	-	767,356	-	5,426	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,411	(151,138)	95,095	1,188	6,673	(2,819)	39,649	(4,858)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,642,650	1,961,990	1,492,332	382,817	175,188	271,474	172,370	134,404
Transfers between funds	4,624,030	(1,815,425)	1,571,149	(1,794)	(23,579)	-	(81,853)	90,000
Redemptions (note 3)	(692,846)	(997,085)	(120,775)	(3,302)	(474)	-	(2,221)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	-	(24)	-	(4)	-	-	-
Contingent deferred sales charges (note 2)	(2,466)	(4,986)	(88)	-	(7)	-	-	-
Adjustments to maintain reserves	(78)	(115)	(96)	5	(19)	(6)	3	(6)

Net equity transactions	5,571,272	(855,621)	2,942,498	377,726	151,105	271,468	88,299	224,398

Net change in contract owners’ equity	5,637,683	(1,006,759)	3,037,593	378,914	157,778	268,649	127,948	219,540
Contract owners’ equity beginning of period	9,053,531	10,060,290	378,914	-	268,649	-	219,540	-

Contract owners’ equity end of period	$14,691,214	9,053,531	3,416,507	378,914	426,427	268,649	347,488	219,540

CHANGES IN UNITS:
Beginning units	928,715	1,017,668	38,542	-	30,202	-	23,928	-
Units purchased	1,294,509	753,722	410,988	39,054	27,836	41,793	27,925	23,928
Units redeemed	(732,469)	(842,675)	(109,738)	(512)	(10,091)	(11,591)	(19,235)	-

Ending units	1,490,755	928,715	339,792	38,542	47,947	30,202	32,618	23,928

	NVRE2		NVMM2		NVLM2		NVLCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,302	6,628	(2,921,594)	(3,387,837)	(6,617)	16,988	(1,258)	6,222
Realized gain (loss) on investments	(367,023)	(42,161)	-	-	39,724	46,454	(33,988)	3,172
Change in unrealized gain (loss) on investments	182,777	(448,895)	-	-	291,599	(343,784)	178,207	(151,853)
Reinvested capital gains	250,135	246,065	3,497	-	71,884	81,755	18,113	73,536

Net increase (decrease) in contract owners’ equity resulting from operations	70,191	(238,363)	(2,918,097)	(3,387,837)	396,590	(198,587)	161,074	(68,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	727,215	1,065,301	65,905,459	109,109,120	317,034	501,348	156,364	597,432
Transfers between funds	(512,733)	(2,779,127)	(68,316,236)	(23,437,021)	46,054	(30,182)	49,179	(452,774)
Redemptions (note 3)	(236,431)	(220,965)	(63,320,221)	(70,239,471)	(685,899)	(208,418)	(96,110)	(123,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(385)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,155)	(2,067)	(1,102,340)	(461,438)	-	(13)	(393)	(1,808)
Adjustments to maintain reserves	(80)	(100)	(187)	(271)	(23)	(45)	(17)	(63)

Net equity transactions	(23,199)	(1,936,958)	(66,833,910)	14,970,919	(322,834)	262,690	109,023	19,407

Net change in contract owners’ equity	46,992	(2,175,321)	(69,752,007)	11,583,082	73,756	64,103	270,097	(49,516)
Contract owners’ equity beginning of period	2,318,589	4,493,910	217,646,578	206,063,496	6,092,033	6,027,930	1,583,150	1,632,666

Contract owners’ equity end of period	$2,365,581	2,318,589	147,894,571	217,646,578	6,165,789	6,092,033	1,853,247	1,583,150

CHANGES IN UNITS:
Beginning units	211,340	380,236	23,705,499	22,120,520	542,886	520,306	138,664	136,378
Units purchased	240,175	652,579	168,496,011	210,942,301	71,025	66,886	27,876	55,805
Units redeemed	(247,724)	(821,475)	(175,850,053)	(209,357,322)	(101,137)	(44,306)	(18,539)	(53,519)

Ending units	203,791	211,340	16,351,457	23,705,499	512,774	542,886	148,001	138,664

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,736	1,857	10,167	(4,144)	12,925	4,691	6,427	6,757
Realized gain (loss) on investments	(46,481)	(10,459)	(19,989)	(44,483)	(4,880)	873	(7,307)	(5,193)
Change in unrealized gain (loss) on investments	109,793	(106,348)	56,049	(38,985)	116,196	(69,308)	50,849	(30,860)
Reinvested capital gains	-	-	2,907	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,048	(114,950)	49,134	(87,612)	124,241	(63,744)	49,969	(29,296)

Equity transactions:
Purchase payments received from contract owners (note 3)	281,002	1,333,819	133,802	893,009	1,168,735	413,687	326,063	692,991
Transfers between funds	(174,401)	(37,849)	(307,781)	(136,354)	133,302	344,880	(78,695)	44,754
Redemptions (note 3)	(58,376)	(73,857)	(62,734)	(401,259)	(88,189)	(32,159)	(50,796)	(36,949)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(3,684)	(1)	(224)	(992)	-	(804)	(1,343)
Adjustments to maintain reserves	(45)	(16)	(33)	(23)	(25)	(23)	(48)	(19)

Net equity transactions	48,164	1,218,413	(236,747)	355,149	1,212,831	726,385	195,720	699,434

Net change in contract owners’ equity	125,212	1,103,463	(187,613)	267,537	1,337,072	662,641	245,689	670,138
Contract owners’ equity beginning of period	1,686,921	583,458	1,244,370	976,833	1,176,229	513,588	994,507	324,369

Contract owners’ equity end of period	$1,812,133	1,686,921	1,056,757	1,244,370	2,513,301	1,176,229	1,240,196	994,507

CHANGES IN UNITS:
Beginning units	175,329	56,671	127,924	94,519	120,041	49,734	100,455	31,338
Units purchased	44,640	139,879	16,054	104,584	145,532	84,445	33,682	73,545
Units redeemed	(40,658)	(21,221)	(39,492)	(71,179)	(22,691)	(14,138)	(14,138)	(4,428)

Ending units	179,311	175,329	104,486	127,924	242,882	120,041	119,999	100,455

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$27,259	(6,395)	778,950	343,375	558	(855)	(6,480)	(2,627)
Realized gain (loss) on investments	(173,506)	(499,726)	(678,587)	(718,994)	(50)	7	(2,875)	(17,339)
Change in unrealized gain (loss) on investments	669,951	(141,178)	3,891,842	(269,237)	7,420	(1,589)	1,180	(4,873)
Reinvested capital gains	898,171	268,644	800,590	188,742	8,311	-	2,883	2,939

Net increase (decrease) in contract owners’ equity resulting from operations	1,421,875	(378,655)	4,792,795	(456,114)	16,239	(2,437)	(5,292)	(21,900)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,630,702	1,339,563	23,997,081	11,206,621	401,064	304,606	206,605	200,597
Transfers between funds	4,512,922	1,797,420	23,967,562	19,147,267	35,571	646	7,832	809,982
Redemptions (note 3)	(432,132)	(89,549)	(2,374,932)	(708,583)	-	-	(20,990)	(626,197)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	-	(342)	-	(100)	-	(2)	-
Contingent deferred sales charges (note 2)	(2,814)	(512)	(11,247)	(2,795)	-	-	(14)	-
Adjustments to maintain reserves	(170)	(54)	(194)	(78)	(15)	4	(47)	-

Net equity transactions	7,708,457	3,046,868	45,577,928	29,642,432	436,520	305,256	193,384	384,382

Net change in contract owners’ equity	9,130,332	2,668,213	50,370,723	29,186,318	452,759	302,819	188,092	362,482
Contract owners’ equity beginning of period	2,668,213	-	29,186,318	-	302,819	-	362,482	-

Contract owners’ equity end of period	$11,798,545	2,668,213	79,557,041	29,186,318	755,578	302,819	550,574	362,482

CHANGES IN UNITS:
Beginning units	278,770	-	2,891,001	-	32,607	-	38,573	-
Units purchased	1,202,656	647,471	10,204,309	5,016,199	47,430	46,082	27,879	110,369
Units redeemed	(449,261)	(368,701)	(5,933,014)	(2,125,198)	(185)	(13,475)	(6,793)	(71,796)

Ending units	1,032,165	278,770	7,162,296	2,891,001	79,852	32,607	59,659	38,573

	NO7TB		NOVMH2		NOVPI2		NOTBBA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(23,898)	(21,995)	(97,080)	452,729	(127,409)	54,609	(407,182)	(212,644)
Realized gain (loss) on investments	(26,368)	(68,808)	(370,363)	278,457	(169,414)	(231,017)	517,485	81,067
Change in unrealized gain (loss) on investments	166,386	(86,690)	(175,441)	(1,719,100)	506,056	(210,545)	2,563,165	(734,915)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	116,120	(177,493)	(642,884)	(987,914)	209,233	(386,953)	2,673,468	(866,492)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,149	561,731	348,166	3,618,266	510,432	1,665,359	3,162,812	4,880,570
Transfers between funds	106,814	(313,413)	(11,538)	119,893	(513,076)	(1,837,211)	7,404,439	217,802
Redemptions (note 3)	(72,735)	(337,469)	(475,553)	(206,215)	(1,079,106)	(1,321,343)	(4,030,518)	(1,143,029)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(8)	(5,272)	(2,009)	(6,149)	(17,805)	(5,063)	(210)
Adjustments to maintain reserves	(42)	(40)	(95)	(141)	(158)	(108)	(131)	(75)

Net equity transactions	56,179	(89,199)	(144,292)	3,529,794	(1,088,057)	(1,511,108)	6,531,539	3,955,058

Net change in contract owners’ equity	172,299	(266,692)	(787,176)	2,541,880	(878,824)	(1,898,061)	9,205,007	3,088,566
Contract owners’ equity beginning of period	1,619,111	1,885,803	6,206,351	3,664,471	8,494,803	10,392,864	18,761,811	15,673,245

Contract owners’ equity end of period	$1,791,410	1,619,111	5,419,175	6,206,351	7,615,979	8,494,803	27,966,818	18,761,811

CHANGES IN UNITS:
Beginning units	178,546	189,690	650,267	352,793	866,827	1,016,921	2,042,921	1,627,839
Units purchased	33,445	89,564	187,615	595,178	80,139	224,655	2,334,814	866,881
Units redeemed	(28,180)	(100,708)	(209,893)	(297,704)	(190,269)	(374,749)	(1,650,218)	(451,799)

Ending units	183,811	178,546	627,989	650,267	756,697	866,827	2,727,517	2,042,921

	PMUBA		PMVSTA		ALVBWB		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,788	70,246	2,744	83	3,839	8,115	88,519	44,258
Realized gain (loss) on investments	(124,556)	(20,412)	2,370	(3)	(97,549)	(97,115)	(80,246)	(195,917)
Change in unrealized gain (loss) on investments	195,848	(197,732)	2,054	(261)	50,836	(43,700)	959,051	(247,666)
Reinvested capital gains	-	1,008	5,158	72	85,819	138,860	191,430	-

Net increase (decrease) in contract owners’ equity resulting from operations	74,080	(146,890)	12,326	(109)	42,945	6,160	1,158,754	(399,325)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,127	798,576	1,354,068	149,625	9,102	6,146	419,536	1,127,635
Transfers between funds	(741,772)	(260,791)	(302,247)	-	(242,438)	(105,459)	1,954,453	8,929,778
Redemptions (note 3)	(563,813)	(256,307)	(24,669)	(1,037)	(391,849)	(210,253)	(1,862,596)	(211,206)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(20)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(658)	(100)	(1,062)	-	(1,630)	(100)	(2,943)	(1,470)
Adjustments to maintain reserves	68	(328)	(85)	(23)	(21)	(50)	(108)	(84)

Net equity transactions	(993,048)	281,050	1,025,985	148,565	(626,836)	(309,716)	508,342	9,844,653

Net change in contract owners’ equity	(918,968)	134,160	1,038,311	148,456	(583,891)	(303,556)	1,667,096	9,445,328
Contract owners’ equity beginning of period	3,901,224	3,767,064	148,456	-	1,580,842	1,884,398	9,445,328	-

Contract owners’ equity end of period	$2,982,256	3,901,224	1,186,767	148,456	996,951	1,580,842	11,112,424	9,445,328

CHANGES IN UNITS:
Beginning units	401,420	374,575	14,959	-	128,797	153,152	1,022,727	-
Units purchased	117,848	265,888	155,303	15,063	20,434	42,715	627,905	1,338,378
Units redeemed	(221,890)	(239,043)	(52,068)	(104)	(70,486)	(67,070)	(573,969)	(315,651)

Ending units	297,378	401,420	118,194	14,959	78,745	128,797	1,076,663	1,022,727

	ACVIP2		ACVU1		ACVV		DVMCSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,127	37,590	(8,868)	(5,019)	48,065	62,798	(32,213)	(25,217)
Realized gain (loss) on investments	(273,337)	(70,045)	(23,609)	(661)	(605,216)	(123,101)	(130,539)	(130,137)
Change in unrealized gain (loss) on investments	429,331	(387,542)	16,598	(21,431)	2,582,418	(295,186)	500,212	(193,533)
Reinvested capital gains	78,510	-	36,830	-	-	-	211,616	220,448

Net increase (decrease) in contract owners’ equity resulting from operations	270,631	(419,997)	20,951	(27,111)	2,025,267	(355,489)	549,076	(128,439)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,612,604	1,801,665	1,973	81	1,235,082	310,120	1,546,240	1,126,023
Transfers between funds	(124,942)	(745,068)	(23,662)	1,158,258	6,109,820	16,069,775	1,248,569	526,792
Redemptions (note 3)	(1,820,827)	(1,039,116)	(140,690)	(13,892)	(998,210)	(529,824)	(287,762)	(88,009)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	-	-	-	-	(18)	-
Contingent deferred sales charges (note 2)	(8,842)	(2,967)	-	(1)	(4,580)	(2,449)	(988)	(925)
Adjustments to maintain reserves	(165)	(166)	(21)	(16)	(223)	(69)	(231)	(45)

Net equity transactions	657,823	14,348	(162,400)	1,144,430	6,341,889	15,847,553	2,505,810	1,563,836

Net change in contract owners’ equity	928,454	(405,649)	(141,449)	1,117,319	8,367,156	15,492,064	3,054,886	1,435,397
Contract owners’ equity beginning of period	9,983,448	10,389,097	1,117,319	-	15,492,064	-	2,598,864	1,163,467

Contract owners’ equity end of period	$10,911,902	9,983,448	975,870	1,117,319	23,859,220	15,492,064	5,653,750	2,598,864

CHANGES IN UNITS:
Beginning units	1,010,449	1,010,075	112,066	-	1,652,567	-	249,038	107,020
Units purchased	785,835	293,771	32,700	115,521	1,679,314	1,872,310	331,814	286,050
Units redeemed	(725,216)	(293,397)	(49,930)	(3,455)	(1,184,544)	(219,743)	(104,449)	(144,032)

Ending units	1,071,068	1,010,449	94,836	112,066	2,147,337	1,652,567	476,403	249,038

	FQB		FC2		FAM2		FB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$119	130	(47,297)	(9,885)	(7,455)	(2,392)	26,148	1,298
Realized gain (loss) on investments	-	1	(213,721)	(15,920)	(153,923)	(56,777)	32,909	81
Change in unrealized gain (loss) on investments	10	(209)	98,012	(266,895)	104,211	(95,102)	125,063	(2,815)
Reinvested capital gains	-	-	511,964	53,472	56,037	125,009	9,745	511

Net increase (decrease) in contract owners’ equity resulting from operations	129	(78)	348,958	(239,228)	(1,130)	(29,262)	193,865	(925)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,825	5,759	37,327	47,556	3,967,052	235,518
Transfers between funds	-	-	(490,710)	7,741,448	(539,801)	(85,052)	(195,424)	(4,912)
Redemptions (note 3)	-	-	(652,894)	(685,439)	(444,824)	(264,368)	(36,398)	(128)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	(75)	-
Contingent deferred sales charges (note 2)	-	-	(84)	(23)	(9,052)	(1,061)	(38)	-
Adjustments to maintain reserves	6	(11)	(20)	(30)	(29)	(48)	(54)	-

Net equity transactions	(2)	(19)	(1,038,883)	7,061,715	(956,379)	(302,973)	3,735,063	230,478

Net change in contract owners’ equity	127	(97)	(689,925)	6,822,487	(957,509)	(332,235)	3,928,928	229,553
Contract owners’ equity beginning of period	5,144	5,241	6,822,487	-	1,512,698	1,844,933	229,553	-

Contract owners’ equity end of period	$5,271	5,144	6,132,562	6,822,487	555,189	1,512,698	4,158,481	229,553

CHANGES IN UNITS:
Beginning units	300	301	704,451	-	129,762	155,125	23,700	-
Units purchased	-	(1)	69,860	821,289	10,028	46,572	595,592	24,230
Units redeemed	-	-	(178,604)	(116,838)	(93,057)	(71,935)	(213,488)	(530)

Ending units	300	300	595,707	704,451	46,733	129,762	405,804	23,700

	FEI2		FGI2		FG2		FHI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$96,234	222,831	37,855	-	(365,354)	(227,250)	389,301	223,391
Realized gain (loss) on investments	(743,427)	(188,972)	8,356	-	(2,279,676)	60,805	(86,570)	(98,979)
Change in unrealized gain (loss) on investments	1,788,190	(1,204,939)	105,908	-	(1,994,455)	1,198,479	486,451	(534,162)
Reinvested capital gains	759,458	75,414	-	-	2,011,604	29,309	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,900,455	(1,095,666)	152,119	-	(2,627,881)	1,061,343	789,182	(409,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,160,348	929,164	1,073,897	-	3,181,045	3,283,204	129,039	427,882
Transfers between funds	1,205,281	13,564,394	2,174,197	-	(5,034,176)	43,444,135	4,446,609	4,336,115
Redemptions (note 3)	(2,009,318)	(1,467,321)	(18,015)	-	(4,648,228)	(1,376,991)	(291,523)	(369,102)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(55)	-	-	-
Contingent deferred sales charges (note 2)	(32,644)	(40,959)	-	-	(14,556)	(18,358)	(2,017)	(979)
Adjustments to maintain reserves	(197)	(92)	(10)	-	(166)	37	(153)	(16)

Net equity transactions	323,470	12,985,186	3,230,067	-	(6,516,136)	45,332,027	4,281,955	4,393,900

Net change in contract owners’ equity	2,223,925	11,889,520	3,382,186	-	(9,144,017)	46,393,370	5,071,137	3,984,150
Contract owners’ equity beginning of period	11,889,520	-	-	-	46,393,370	-	3,984,150	-

Contract owners’ equity end of period	$14,113,445	11,889,520	3,382,186	-	37,249,353	46,393,370	9,055,287	3,984,150

CHANGES IN UNITS:
Beginning units	1,281,852	-	-	-	4,519,108	-	437,803	-
Units purchased	700,441	1,935,332	343,609	-	2,553,157	5,099,158	1,251,177	1,095,075
Units redeemed	(668,886)	(653,480)	(43,081)	-	(3,405,722)	(580,050)	(811,587)	(657,272)

Ending units	1,313,407	1,281,852	300,528	-	3,666,543	4,519,108	877,393	437,803

	FIGBP2		GVGMNS		GVHQFA		GVSIA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(18,697)	-	(7,236)	(6,208)	(11,653)	(9,656)	7,525	6,302
Realized gain (loss) on investments	(104,252)	-	(2,172)	2,830	(10,040)	(2,031)	(8,026)	(6,624)
Change in unrealized gain (loss) on investments	(79,387)	-	29,442	(40,570)	10,591	(7,339)	(5,153)	(20,960)
Reinvested capital gains	-	-	-	11,315	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(202,336)	-	20,034	(32,633)	(11,102)	(19,026)	(5,654)	(21,282)

Equity transactions:
Purchase payments received from contract owners (note 3)	549,223	-	167,089	260,744	344,060	1,314,736	521,338	1,174,636
Transfers between funds	2,721,834	-	(6,638)	188,454	(9,137)	676,083	(22,004)	(50,392)
Redemptions (note 3)	(913,294)	-	(1,711)	(4,929)	(51,144)	(666,985)	(150,997)	(3,351)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(8)	-	-	-
Contingent deferred sales charges (note 2)	(1,230)	-	-	-	(555)	(103)	-	-
Adjustments to maintain reserves	(32)	-	(36)	(17)	(66)	(37)	(31)	(11)

Net equity transactions	2,356,501	-	158,702	444,252	283,150	1,323,694	348,306	1,120,882

Net change in contract owners’ equity	2,154,165	-	178,736	411,619	272,048	1,304,668	342,652	1,099,600
Contract owners’ equity beginning of period	-	-	519,462	107,843	1,304,668	-	1,099,600	-

Contract owners’ equity end of period	$2,154,165	-	698,198	519,462	1,576,716	1,304,668	1,442,252	1,099,600

CHANGES IN UNITS:
Beginning units	-	-	53,424	10,294	133,762	-	115,180	-
Units purchased	1,311,495	-	19,095	53,971	319,077	273,721	65,987	168,086
Units redeemed	(1,095,552)	-	(2,814)	(10,841)	(290,311)	(139,959)	(28,999)	(52,906)

Ending units	215,943	-	69,705	53,424	162,528	133,762	152,168	115,180

	SBVI		SBVSG2		LPWHY2		OVIGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$909	3,221	(4,311)	(187)	162,855	104,456	(2,469)	(607)
Realized gain (loss) on investments	28,132	4,262	1,489	7	(146,779)	(110,958)	(1,186)	5
Change in unrealized gain (loss) on investments	127,441	(169,893)	45,729	73	371,772	(171,726)	(27,531)	2,742
Reinvested capital gains	33,610	79,573	19,005	560	-	-	17,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	190,092	(82,837)	61,912	453	387,848	(178,228)	(13,908)	2,140

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	630,779	126,367	1,387,771	1,130,730	680,543	353,575
Transfers between funds	-	-	(54,131)	3,658	(54,797)	(403,577)	50,134	4,000
Redemptions (note 3)	(411,671)	(20,239)	(2,996)	(148)	(286,439)	(94,673)	(10,753)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,024)	(965)	(6)	-	(20)	-	(15)	-
Contingent deferred sales charges (note 2)	-	-	(19)	-	(1,978)	(861)	-	-
Adjustments to maintain reserves	2	1	(13)	(3)	(143)	(67)	(30)	(3)

Net equity transactions	(412,693)	(21,203)	573,614	129,874	1,044,394	631,552	719,879	357,572

Net change in contract owners’ equity	(222,601)	(104,040)	635,526	130,327	1,432,242	453,324	705,971	359,712
Contract owners’ equity beginning of period	1,912,475	2,016,515	130,327	-	2,289,976	1,836,652	359,712	-

Contract owners’ equity end of period	$1,689,874	1,912,475	765,853	130,327	3,722,218	2,289,976	1,065,683	359,712

CHANGES IN UNITS:
Beginning units	141,325	142,858	13,902	-	255,323	189,589	37,758	-
Units purchased	-	-	85,296	13,918	336,394	190,148	106,893	45,502
Units redeemed	(29,366)	(1,533)	(20,868)	(16)	(228,001)	(124,414)	(28,354)	(7,744)

Ending units	111,959	141,325	78,330	13,902	363,716	255,323	116,297	37,758

	OVGSS		OVSCS		PMVAAD		PMVFAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(26,497)	(7,219)	(12,120)	(817)	94,525	115,329	(7,680)	(2,154)
Realized gain (loss) on investments	(381,548)	(370,835)	3,843	(52)	(810,850)	(554,292)	(28,430)	(163,861)
Change in unrealized gain (loss) on investments	(56,881)	(120,369)	243,717	(6,675)	1,517,065	(415,751)	66,538	(42,194)
Reinvested capital gains	284,269	372,613	52,922	-	-	-	-	4,697

Net increase (decrease) in contract owners’ equity resulting from operations	(180,657)	(125,810)	288,362	(7,544)	800,740	(854,714)	30,428	(203,512)

Equity transactions:
Purchase payments received from contract owners (note 3)	873,358	1,398,114	1,498,998	510,863	796,652	520,260	399,513	382,169
Transfers between funds	(2,079,143)	1,919,606	97,787	(15,438)	3,735,036	(3,292,460)	(562,373)	(332,438)
Redemptions (note 3)	(291,706)	(326,743)	(29,821)	(80)	(2,317,355)	(734,497)	(243,146)	(121,413)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(24)	-	(3)	-	(9)	-
Contingent deferred sales charges (note 2)	(1,760)	(3,817)	(78)	-	(2,069)	(1,069)	(2,839)	(89)
Adjustments to maintain reserves	(150)	(70)	(54)	14	(141)	(73)	(45)	(168)

Net equity transactions	(1,499,406)	2,987,090	1,566,808	495,359	2,212,120	(3,507,839)	(408,899)	(71,939)

Net change in contract owners’ equity	(1,680,063)	2,861,280	1,855,170	487,815	3,012,860	(4,362,553)	(378,471)	(275,451)
Contract owners’ equity beginning of period	5,635,310	2,774,030	487,815	-	6,625,614	10,988,167	1,785,710	2,061,161

Contract owners’ equity end of period	$3,955,247	5,635,310	2,342,985	487,815	9,638,474	6,625,614	1,407,239	1,785,710

CHANGES IN UNITS:
Beginning units	480,902	241,225	54,493	-	706,689	1,048,624	178,917	188,653
Units purchased	168,530	884,462	240,884	70,456	890,509	172,115	424,848	121,734
Units redeemed	(307,678)	(644,785)	(70,367)	(15,963)	(670,811)	(514,050)	(464,943)	(131,470)

Ending units	341,754	480,902	225,010	54,493	926,387	706,689	138,822	178,917

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(38,701)	443,356	111,981	629,425	(10,084)	45,519	139,602	121,571
Realized gain (loss) on investments	(662,822)	(83,237)	(704,992)	(103,500)	(655,972)	(163,681)	(32,652)	(360,474)
Change in unrealized gain (loss) on investments	625,525	(579,222)	827,246	(947,216)	896,101	(390,018)	273,427	81,954
Reinvested capital gains	-	-	-	198,165	-	-	-	14,736

Net increase (decrease) in contract owners’ equity resulting from operations	(75,998)	(219,103)	234,235	(223,126)	230,045	(508,180)	380,377	(142,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	996,150	2,920,304	6,505,616	4,038,536	139,440	262,773	348,120	145,410
Transfers between funds	(4,958,913)	10,818,423	(302,270)	2,506,528	1,082,852	120,288	1,147,214	(1,439,527)
Redemptions (note 3)	(1,920,633)	(1,719,249)	(4,323,533)	(2,362,605)	(84,923)	(61,247)	(893,517)	(243,973)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(75)	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(8,511)	(7,625)	(9,706)	(8,328)	(258)	(17)	(1,439)	(689)
Adjustments to maintain reserves	558	(1,759)	1,206	(2,420)	(114)	(76)	(57)	(481)

Net equity transactions	(5,891,349)	12,010,094	1,871,238	4,171,711	1,136,997	321,721	600,308	(1,539,260)

Net change in contract owners’ equity	(5,967,347)	11,790,991	2,105,473	3,948,585	1,367,042	(186,459)	980,685	(1,681,473)
Contract owners’ equity beginning of period	25,644,440	13,853,449	19,019,736	15,071,151	1,424,468	1,610,927	2,500,438	4,181,911

Contract owners’ equity end of period	$19,677,093	25,644,440	21,125,209	19,019,736	2,791,510	1,424,468	3,481,123	2,500,438

CHANGES IN UNITS:
Beginning units	2,606,396	1,393,573	1,805,992	1,414,783	250,185	207,140	221,269	355,130
Units purchased	2,054,641	4,297,423	3,026,289	2,463,817	334,382	99,806	495,595	139,097
Units redeemed	(2,651,289)	(3,084,600)	(2,858,690)	(2,072,608)	(148,544)	(56,761)	(442,849)	(272,958)

Ending units	2,009,748	2,606,396	1,973,591	1,805,992	436,023	250,185	274,015	221,269

	PMVGBD		PMVHYD		PIVEM2		PIHYB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,246)	13,532	1,144,662	1,092,808	(5,534)	18,514	12,072	15,824
Realized gain (loss) on investments	(232,295)	(240,448)	554,927	(1,850,337)	(188,589)	(91,085)	(10,597)	(19,588)
Change in unrealized gain (loss) on investments	417,375	(156,499)	1,173,263	(710,489)	215,894	(153,171)	40,555	(32,935)
Reinvested capital gains	-	-	-	258,658	-	100,979	-	17,969

Net increase (decrease) in contract owners’ equity resulting from operations	176,834	(383,415)	2,872,852	(1,209,360)	21,771	(124,763)	42,030	(18,730)

Equity transactions:
Purchase payments received from contract owners (note 3)	779,507	1,425,591	628,974	1,239,605	608	21,870	23,201	3,152
Transfers between funds	(714,779)	(1,001,883)	15,969,592	6,721,575	(33,168)	17,898	(53,381)	(97,734)
Redemptions (note 3)	(1,105,950)	(334,861)	(3,097,235)	(3,795,982)	(43,167)	(33,980)	(45,894)	(109,669)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,436)	(1,323)	(12,223)	(20,525)	-	(1)	(8)	-
Adjustments to maintain reserves	221	(492)	(1,882)	(11,560)	(28)	(35)	(16)	(78)

Net equity transactions	(1,047,437)	87,032	13,487,226	4,133,113	(75,755)	5,752	(76,098)	(204,329)

Net change in contract owners’ equity	(870,603)	(296,383)	16,360,078	2,923,753	(53,984)	(119,011)	(34,068)	(223,059)
Contract owners’ equity beginning of period	6,480,577	6,776,960	17,117,278	14,193,525	475,873	594,884	396,509	619,568

Contract owners’ equity end of period	$5,609,974	6,480,577	33,477,356	17,117,278	421,889	475,873	362,441	396,509

CHANGES IN UNITS:
Beginning units	626,063	618,483	1,375,441	1,105,129	74,082	77,131	32,265	45,927
Units purchased	234,814	303,744	6,152,721	7,212,594	76,277	81,586	2,100	236
Units redeemed	(331,256)	(296,164)	(5,104,994)	(6,942,282)	(87,620)	(84,635)	(8,093)	(13,898)

Ending units	529,621	626,063	2,423,168	1,375,441	62,739	74,082	26,272	32,265

	PVEIB		AVIE2		PROUSN		PROAHY
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,592	(549)	200	(48)	(13,286)	(36,153)	931,945	65,857
Realized gain (loss) on investments	2,104	17	(35)	-	(381,164)	(641,770)	2,234,286	(2,331,119)
Change in unrealized gain (loss) on investments	138,400	578	(4,084)	1,109	(14,600)	2,768	109,843	(284,083)
Reinvested capital gains	13,894	-	-	-	-	-	-	1,145,686

Net increase (decrease) in contract owners’ equity resulting from operations	156,990	46	(3,919)	1,061	(409,050)	(675,155)	3,276,074	(1,403,659)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,013,686	489,680	187,718	79,972	45,668	33,859	434,610	2,832,663
Transfers between funds	72,054	-	13,850	-	458,624	803,233	31,721,063	4,649,230
Redemptions (note 3)	(14,282)	-	(612)	-	(104,722)	(274,133)	(8,191,368)	(7,482,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(2,814)	(6,211)	(76,504)	(17,162)
Adjustments to maintain reserves	(16)	(6)	(11)	9	381	(43)	3,326	(109)

Net equity transactions	1,071,423	489,674	200,945	79,981	397,137	556,705	23,891,127	(17,569)

Net change in contract owners’ equity	1,228,413	489,720	197,026	81,042	(11,913)	(118,450)	27,167,201	(1,421,228)
Contract owners’ equity beginning of period	489,720	-	81,042	-	417,092	535,542	5,844,517	7,265,745

Contract owners’ equity end of period	$1,718,133	489,720	278,068	81,042	405,179	417,092	33,011,718	5,844,517

CHANGES IN UNITS:
Beginning units	52,116	-	8,736	-	505,722	473,189	438,199	536,044
Units purchased	122,565	70,959	24,953	15,109	40,729,902	117,351,283	14,380,689	10,781,635
Units redeemed	(11,907)	(18,843)	(3,192)	(6,373)	(40,615,612)	(117,318,750)	(12,579,232)	(10,879,480)

Ending units	162,774	52,116	30,497	8,736	620,012	505,722	2,239,656	438,199

	PROA30		PROBNK		PROBM		PROBR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,910)	(25,929)	(17,439)	(17,974)	(45,822)	(15,542)	(17,339)	(20,853)
Realized gain (loss) on investments	30,272	(324,966)	(32,868)	(46,866)	356,246	(177,035)	(332,003)	(781,426)
Change in unrealized gain (loss) on investments	(102,812)	16,818	252,261	(84,728)	223,585	(30,685)	(8,835)	68,601
Reinvested capital gains	-	118,619	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(79,450)	(215,458)	201,954	(149,568)	534,009	(223,262)	(358,177)	(733,678)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,447	406,025	67,902	489,297	224,506	209,665	47,457	22,123
Transfers between funds	(699,645)	1,034,909	1,638,145	795,109	5,196,928	(767,787)	459,002	744,541
Redemptions (note 3)	(176,017)	(387,215)	(96,679)	(226,336)	(317,965)	(44,259)	(153,524)	(741,337)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	(4,404)	(39)	(3,067)	(3,049)	(107)	(30)	(527)
Adjustments to maintain reserves	(210)	(54)	364	(67)	219	(40)	276	(38)

Net equity transactions	(865,286)	1,049,261	1,609,693	1,054,936	5,100,639	(602,528)	353,181	24,762

Net change in contract owners’ equity	(944,736)	833,803	1,811,647	905,368	5,634,648	(825,790)	(4,996)	(708,916)
Contract owners’ equity beginning of period	2,216,005	1,382,202	2,094,309	1,188,941	1,108,008	1,933,798	793,510	1,502,426

Contract owners’ equity end of period	$1,271,269	2,216,005	3,905,956	2,094,309	6,742,656	1,108,008	788,514	793,510

CHANGES IN UNITS:
Beginning units	250,619	139,150	153,779	85,417	136,926	202,526	210,408	375,099
Units purchased	511,835	1,627,128	698,559	460,512	2,093,497	192,886	8,061,827	12,663,360
Units redeemed	(618,549)	(1,515,659)	(616,230)	(392,150)	(1,521,685)	(258,486)	(8,030,212)	(12,828,051)

Ending units	143,905	250,619	236,108	153,779	708,738	136,926	242,023	210,408

	PROBIO		PROBL		PROCG		PROCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(88,062)	(157,475)	(149,200)	(202,579)	(41,708)	(47,529)	(65,326)	(146,622)
Realized gain (loss) on investments	(1,280,829)	668,095	(210,666)	(2,504,751)	410,323	275,149	(222,598)	(742,697)
Change in unrealized gain (loss) on investments	78,539	(812,685)	365,897	(165,545)	(131,908)	(349,647)	249,089	(495,612)
Reinvested capital gains	79,873	359,599	220,116	210,981	-	-	38,056	1,322,982

Net increase (decrease) in contract owners’ equity resulting from operations	(1,210,479)	57,534	226,147	(2,661,894)	236,707	(122,027)	(779)	(61,949)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,949	1,958,115	70,786	1,844,768	714,256	1,325,753	245,401	2,287,500
Transfers between funds	(1,405,456)	(6,497,616)	(11,243,785)	(9,978,567)	(4,003,743)	(3,177,266)	899,528	(5,140,084)
Redemptions (note 3)	(1,088,690)	(633,858)	(1,315,311)	(3,344,362)	(456,080)	(263,620)	(276,959)	(501,599)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,629)	(5,719)	(11,788)	(7,671)	(10,405)	(527)	(677)	(1,544)
Adjustments to maintain reserves	(174)	(194)	(1,512)	(87)	(13)	(144)	(53)	(154)

Net equity transactions	(1,401,000)	(5,179,272)	(12,501,610)	(11,485,919)	(3,755,985)	(2,115,804)	867,240	(3,355,881)

Net change in contract owners’ equity	(2,611,479)	(5,121,738)	(12,275,463)	(14,147,813)	(3,519,278)	(2,237,831)	866,461	(3,417,830)
Contract owners’ equity beginning of period	7,216,474	12,338,212	25,380,545	39,528,358	6,947,832	9,185,663	6,991,167	10,408,997

Contract owners’ equity end of period	$4,604,995	7,216,474	13,105,082	25,380,545	3,428,554	6,947,832	7,857,628	6,991,167

CHANGES IN UNITS:
Beginning units	259,473	449,535	1,599,922	2,442,600	458,236	620,053	382,999	588,414
Units purchased	459,719	585,413	9,674,780	21,308,128	554,604	1,318,566	417,059	1,101,687
Units redeemed	(520,190)	(775,475)	(10,507,436)	(22,150,806)	(789,668)	(1,480,383)	(379,928)	(1,307,102)

Ending units	199,002	259,473	767,266	1,599,922	223,172	458,236	420,130	382,999

	PROEM		PROE30		PROFIN		PROHC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(61,310)	8,314	32,318	111,499	(56,861)	(69,905)	(148,473)	(204,602)
Realized gain (loss) on investments	335,367	(699,200)	(340,772)	(679,337)	(412,394)	(517,562)	(631,388)	1,317,965
Change in unrealized gain (loss) on investments	(113,560)	(20,811)	388,069	(82,680)	797,916	(159,497)	(272,154)	(883,993)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,497	(711,697)	79,615	(650,518)	328,661	(746,964)	(1,052,015)	229,370

Equity transactions:
Purchase payments received from contract owners (note 3)	255,077	662,580	87,194	1,037,294	292,124	951,105	598,464	3,942,230
Transfers between funds	2,861,632	(738,002)	(1,163,347)	1,120,619	(2,975,569)	7,990,136	(2,784,780)	(5,436,447)
Redemptions (note 3)	(1,003,334)	(604,482)	(240,657)	(542,931)	(354,278)	(256,635)	(560,541)	(1,040,632)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,062)	(1,187)	(3,823)	(1,330)	(2,345)	(1,253)	(6,225)	(5,850)
Adjustments to maintain reserves	(2,141)	(72)	(53)	(39)	(23)	(151)	(122)	(115)

Net equity transactions	2,102,172	(681,163)	(1,320,686)	1,613,613	(3,040,091)	8,683,202	(2,753,204)	(2,540,814)

Net change in contract owners’ equity	2,262,669	(1,392,860)	(1,241,071)	963,095	(2,711,430)	7,936,238	(3,805,219)	(2,311,444)
Contract owners’ equity beginning of period	1,594,714	2,987,574	4,147,047	3,183,952	11,416,836	3,480,598	11,179,218	13,490,662

Contract owners’ equity end of period	$3,857,383	1,594,714	2,905,976	4,147,047	8,705,406	11,416,836	7,373,999	11,179,218

CHANGES IN UNITS:
Beginning units	244,196	373,572	404,677	271,242	801,013	237,817	583,272	727,943
Units purchased	4,978,412	3,186,663	537,736	1,113,407	1,068,773	1,670,389	759,005	1,037,477
Units redeemed	(4,684,249)	(3,316,039)	(675,731)	(979,972)	(1,329,951)	(1,107,193)	(935,302)	(1,182,148)

Ending units	538,359	244,196	266,682	404,677	539,835	801,013	406,975	583,272

	PROIND		PROINT		PRONET		PROJP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(74,851)	(54,573)	(21,349)	(78,439)	(59,042)	(80,635)	(25,696)	(72,774)
Realized gain (loss) on investments	(210,144)	(46,936)	(146,880)	(187,362)	(324,069)	281,155	(592,115)	(177,372)
Change in unrealized gain (loss) on investments	329,336	(318,398)	44,017	(20,539)	(123,595)	109,558	405,376	(281,372)
Reinvested capital gains	-	-	-	-	225,852	324,778	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,341	(419,907)	(124,212)	(286,340)	(280,854)	634,856	(212,435)	(531,518)

Equity transactions:
Purchase payments received from contract owners (note 3)	242,841	743,178	77,662	433,920	282,753	1,017,846	79,209	747,032
Transfers between funds	5,199,249	3,834,891	117,446	603,104	(2,220,102)	3,653,737	(1,030,500)	1,827,924
Redemptions (note 3)	(432,590)	(456,037)	(212,953)	(915,129)	(269,219)	(528,150)	(114,089)	(747,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,092)	(4,676)	(3,974)	(7,847)	(348)	(1,512)	(202)	(1,293)
Adjustments to maintain reserves	(201)	(33)	(1,264)	(64)	(265)	(34)	(36)	(81)

Net equity transactions	5,006,207	4,117,323	(23,083)	113,984	(2,207,181)	4,141,887	(1,065,618)	1,825,688

Net change in contract owners’ equity	5,050,548	3,697,416	(147,295)	(172,356)	(2,488,035)	4,776,743	(1,278,053)	1,294,170
Contract owners’ equity beginning of period	7,233,997	3,536,581	2,065,351	2,237,707	6,726,750	1,950,007	3,026,252	1,732,082

Contract owners’ equity end of period	$12,284,545	7,233,997	1,918,056	2,065,351	4,238,715	6,726,750	1,748,199	3,026,252

CHANGES IN UNITS:
Beginning units	540,448	251,139	193,125	200,598	382,997	131,448	226,725	134,742
Units purchased	2,039,152	1,051,445	617,235	2,170,257	199,402	971,706	255,744	917,077
Units redeemed	(1,786,958)	(762,136)	(625,863)	(2,177,730)	(350,824)	(720,157)	(350,601)	(825,094)

Ending units	792,642	540,448	184,497	193,125	231,575	382,997	131,868	226,725

	PRON		PROOG		PROPHR		PROPM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(121,692)	(133,244)	(44,270)	(122,760)	(23,056)	(54,752)	(85,449)	(30,681)
Realized gain (loss) on investments	(576,043)	(621,985)	(2,602,837)	(1,804,692)	(472,605)	(161,982)	1,598,283	(621,091)
Change in unrealized gain (loss) on investments	310,056	(77,091)	4,973,582	(2,491,272)	27,111	(173,602)	(145,184)	(89,451)
Reinvested capital gains	279,579	675,205	-	1,031,923	139,956	161,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,100)	(157,115)	2,326,475	(3,386,801)	(328,594)	(229,166)	1,367,650	(741,223)

Equity transactions:
Purchase payments received from contract owners (note 3)	594,800	1,436,733	1,346,466	1,771,422	336,941	840,349	1,435,233	291,652
Transfers between funds	(3,853,705)	(1,999,946)	525,634	2,501,185	(1,703,228)	(138,140)	(564,613)	384,563
Redemptions (note 3)	(924,362)	(2,044,713)	(1,001,182)	(814,543)	(194,747)	(541,100)	(493,586)	(139,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,763)	(39,895)	(12,039)	(13,166)	(1,403)	(3,029)	(5,047)	(603)
Adjustments to maintain reserves	(2,031)	(64)	576	(81)	146	(72)	69	(67)

Net equity transactions	(4,189,061)	(2,647,885)	859,455	3,444,817	(1,562,291)	158,008	372,056	535,995

Net change in contract owners’ equity	(4,297,161)	(2,805,000)	3,185,930	58,016	(1,890,885)	(71,158)	1,739,706	(205,228)
Contract owners’ equity beginning of period	14,937,745	17,742,745	10,717,212	10,659,196	4,203,402	4,274,560	1,738,321	1,943,549

Contract owners’ equity end of period	$10,640,584	14,937,745	13,903,142	10,717,212	2,312,517	4,203,402	3,478,027	1,738,321

CHANGES IN UNITS:
Beginning units	747,756	940,882	1,185,343	886,429	235,796	246,310	828,838	608,583
Units purchased	3,403,934	6,539,276	1,661,708	1,057,728	265,573	851,825	6,922,799	3,202,484
Units redeemed	(3,638,048)	(6,732,402)	(1,588,216)	(758,814)	(363,943)	(862,339)	(6,675,630)	(2,982,229)

Ending units	513,642	747,756	1,258,835	1,185,343	137,426	235,796	1,076,007	828,838

	PRORE		PRORRO		PROSCN		PROSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(19,792)	(50,174)	(11,916)	(11,234)	(24,722)	(19,078)	(6,166)	(11,302)
Realized gain (loss) on investments	18,350	146,075	4,186	(45,299)	291,273	(127,533)	(92,555)	14,290
Change in unrealized gain (loss) on investments	(108,856)	(141,496)	(15,936)	19,801	70,903	(151,468)	(4,332)	6,210
Reinvested capital gains	-	-	-	-	-	36,484	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,298)	(45,595)	(23,666)	(36,732)	337,454	(261,595)	(103,053)	9,198

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,317	1,272,461	4,729	26,952	209,942	120,382	2,953	598,948
Transfers between funds	(4,628,786)	1,500,167	2,866,091	(33,985)	1,595,001	(3,767,350)	41,453	246,537
Redemptions (note 3)	(1,191,431)	(1,108,884)	(317,452)	(82,883)	(95,625)	(110,772)	(58,695)	(676,980)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,927)	(35,939)	(5,023)	(1,590)	(8)	(42)	(93)	(1,035)
Adjustments to maintain reserves	38	(143)	(873)	(57)	(53)	(34)	1,323	(39)

Net equity transactions	(4,848,789)	1,627,662	2,547,472	(91,563)	1,709,257	(3,757,816)	(13,059)	167,431

Net change in contract owners’ equity	(4,959,087)	1,582,067	2,523,806	(128,295)	2,046,711	(4,019,411)	(116,112)	176,629
Contract owners’ equity beginning of period	8,205,536	6,623,469	485,909	614,204	1,368,093	5,387,504	222,881	46,252

Contract owners’ equity end of period	$3,246,449	8,205,536	3,009,715	485,909	3,414,804	1,368,093	106,769	222,881

CHANGES IN UNITS:
Beginning units	641,284	510,356	128,910	157,991	98,642	371,556	28,179	6,375
Units purchased	1,656,555	1,435,776	4,621,364	5,911,996	614,557	543,753	1,178,384	2,154,406
Units redeemed	(2,054,850)	(1,304,848)	(3,900,461)	(5,941,077)	(517,157)	(816,667)	(1,190,531)	(2,132,602)

Ending units	242,989	641,284	849,813	128,910	196,042	98,642	16,032	28,179

	PROSIN		PROSN		PROTEC		PROTEL
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,189)	(6,893)	(11,557)	(9,570)	(89,427)	(81,996)	259	87,861
Realized gain (loss) on investments	(41,106)	(64,502)	(165,185)	(351,663)	12,862	(203,909)	200,138	(79,670)
Change in unrealized gain (loss) on investments	(16,301)	(652)	(12,051)	(2,407)	183,614	(150,914)	44,602	24,480
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,596)	(72,047)	(188,793)	(363,640)	107,049	(436,819)	244,999	32,671

Equity transactions:
Purchase payments received from contract owners (note 3)	(4,180)	755,430	2,883	21,913	455,747	1,336,365	101,363	448,215
Transfers between funds	334,241	(119,297)	749,458	180,836	(3,556,807)	1,492,984	847,897	(591,616)
Redemptions (note 3)	(53,739)	(738,239)	(13,060)	(61,911)	(421,048)	(301,955)	(205,134)	(91,092)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(6)	-	(62)	(3,580)	(4,262)	(4,629)	(284)
Adjustments to maintain reserves	9,862	(4,995)	(29)	(19)	(481)	(130)	(94)	(45)

Net equity transactions	286,179	(107,107)	739,252	140,757	(3,526,169)	2,523,002	739,403	(234,822)

Net change in contract owners’ equity	220,583	(179,154)	550,459	(222,883)	(3,419,120)	2,086,183	984,402	(202,151)
Contract owners’ equity beginning of period	263,074	442,228	158,731	381,614	7,978,790	5,892,607	368,536	570,687

Contract owners’ equity end of period	$483,657	263,074	709,190	158,731	4,559,670	7,978,790	1,352,938	368,536

CHANGES IN UNITS:
Beginning units	52,420	85,409	54,422	114,259	550,302	410,320	30,985	47,871
Units purchased	1,259,284	1,122,455	5,482,547	7,594,783	679,875	1,319,606	1,184,455	919,100
Units redeemed	(1,208,785)	(1,155,444)	(5,256,941)	(7,654,620)	(945,451)	(1,179,624)	(1,120,708)	(935,986)

Ending units	102,919	52,420	280,028	54,422	284,726	550,302	94,732	30,985

	PROGVP		PROUN		PROUTL		RVMFU
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(64,835)	(58,619)	(47,164)	(100,843)	(36,742)	(3,596)	121,182	21,367
Realized gain (loss) on investments	(600,081)	(254,963)	(30,764)	(809)	915,735	(619,653)	(688,451)	200,377
Change in unrealized gain (loss) on investments	34,006	(32,250)	96,709	(11,353)	(46,001)	(143,451)	(481,516)	(764,571)
Reinvested capital gains	-	-	325,440	928,260	167,181	13,477	-	124,819

Net increase (decrease) in contract owners’ equity resulting from operations	(630,910)	(345,832)	344,221	815,255	1,000,173	(753,223)	(1,048,785)	(418,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,109,999	737,589	207,151	198,746	855,796	1,092,392	2,650,523	1,783,334
Transfers between funds	(1,746,960)	1,767,146	2,076,357	(3,680,234)	622,214	(2,656,677)	(2,089,127)	3,165,201
Redemptions (note 3)	(881,316)	(1,078,811)	(514,426)	(764,823)	(425,162)	(380,983)	(716,010)	(529,695)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(40)	-
Contingent deferred sales charges (note 2)	(15,767)	(24,938)	(3,637)	(6,362)	(5,969)	(4,868)	(2,503)	(2,179)
Adjustments to maintain reserves	(476)	(118)	(251)	(118)	254	(74)	(153)	(163)

Net equity transactions	(1,534,520)	1,400,868	1,765,194	(4,252,791)	1,047,133	(1,950,210)	(157,310)	4,416,498

Net change in contract owners’ equity	(2,165,430)	1,055,036	2,109,415	(3,437,536)	2,047,306	(2,703,433)	(1,206,095)	3,998,490
Contract owners’ equity beginning of period	3,594,158	2,539,122	2,850,033	6,287,569	2,667,033	5,370,466	7,358,106	3,359,616

Contract owners’ equity end of period	$1,428,728	3,594,158	4,959,448	2,850,033	4,714,339	2,667,033	6,152,011	7,358,106

CHANGES IN UNITS:
Beginning units	246,664	161,162	73,879	184,912	197,035	364,675	991,335	439,704
Units purchased	2,433,534	2,977,347	792,424	4,683,888	1,992,639	1,101,644	618,257	1,290,597
Units redeemed	(2,580,666)	(2,891,845)	(747,651)	(4,794,921)	(1,882,106)	(1,269,284)	(632,886)	(738,966)

Ending units	99,532	246,664	118,652	73,879	307,568	197,035	976,706	991,335

	RSRF		RVAMR		RBKF		RBMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(119,290)	(117,251)	4,464	(90,442)	(9,290)	(44,048)	(72,743)	(43,071)
Realized gain (loss) on investments	343,268	524,937	(1,408,440)	538,145	187,181	(748,712)	462,562	(605,125)
Change in unrealized gain (loss) on investments	(442,034)	(438,723)	1,848,629	(2,599,487)	515,812	131,232	439,399	118,964
Reinvested capital gains	-	-	204,358	914,167	-	-	91,136	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,056)	(31,037)	649,011	(1,237,617)	693,703	(661,528)	920,354	(529,232)

Equity transactions:
Purchase payments received from contract owners (note 3)	553,038	1,143,846	168,536	1,146,007	291,039	934,415	177,726	253,269
Transfers between funds	(2,661,976)	2,922,967	(11,713,281)	893,678	1,624,439	1,864,268	3,321,468	(886,675)
Redemptions (note 3)	(674,573)	(947,448)	(1,593,844)	(1,868,203)	(330,616)	(975,830)	(697,038)	(340,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,439)	(1,717)	(7,995)	(10,276)	(415)	(694)	(1,943)	(1,793)
Adjustments to maintain reserves	(185)	(102)	(37)	(120)	(132)	(84)	(108)	(94)

Net equity transactions	(2,785,135)	3,117,546	(13,146,621)	161,086	1,584,315	1,822,075	2,800,105	(975,591)

Net change in contract owners’ equity	(3,003,191)	3,086,509	(12,497,610)	(1,076,531)	2,278,018	1,160,547	3,720,459	(1,504,823)
Contract owners’ equity beginning of period	10,894,555	7,808,046	14,467,164	15,543,695	3,087,040	1,926,493	2,097,515	3,602,338

Contract owners’ equity end of period	$7,891,364	10,894,555	1,969,554	14,467,164	5,365,058	3,087,040	5,817,974	2,097,515

CHANGES IN UNITS:
Beginning units	776,095	546,015	1,257,580	1,249,764	404,243	233,270	118,511	167,362
Units purchased	102,643	402,691	176,311	287,241	1,956,395	2,835,255	1,031,113	272,849
Units redeemed	(316,342)	(172,611)	(1,273,345)	(279,425)	(1,803,135)	(2,664,282)	(887,080)	(321,700)

Ending units	562,396	776,095	160,546	1,257,580	557,503	404,243	262,544	118,511

	RVBER		RBF		RVCLR		RVCMD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(66,137)	(82,395)	(135,455)	(285,382)	(133,307)	(99,232)	(22,546)	(31,977)
Realized gain (loss) on investments	(651,088)	184,899	(4,112,330)	943,755	(1,421,684)	(37,572)	(548,353)	(1,402,629)
Change in unrealized gain (loss) on investments	1,108,989	(720,982)	1,271,647	(3,081,102)	1,838,912	(1,314,527)	615,443	563,628
Reinvested capital gains	-	76,743	-	-	847,030	116,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	391,764	(541,735)	(2,976,138)	(2,422,729)	1,130,951	(1,334,469)	44,544	(870,978)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,100	487,417	577,742	2,297,136	285,360	463,047	224,833	263,690
Transfers between funds	(6,996,200)	207,459	(2,777,872)	3,075,703	(17,091,076)	2,521,935	399,076	(49,180)
Redemptions (note 3)	(1,177,459)	(948,827)	(1,456,844)	(2,091,704)	(2,669,372)	(3,283,583)	(222,991)	(275,195)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,896)	(8,742)	(40,518)	(42,526)	(14,205)	(8,007)	(2,501)	(376)
Adjustments to maintain reserves	(63)	(66)	(82)	(288)	(80)	(51)	(120)	(103)

Net equity transactions	(8,136,518)	(262,759)	(3,697,574)	3,238,321	(19,489,373)	(306,659)	398,297	(61,164)

Net change in contract owners’ equity	(7,744,754)	(804,494)	(6,673,712)	815,592	(18,358,422)	(1,641,128)	442,841	(932,142)
Contract owners’ equity beginning of period	9,180,862	9,985,356	14,533,009	13,717,417	20,771,137	22,412,265	1,492,889	2,425,031

Contract owners’ equity end of period	$1,436,108	9,180,862	7,859,297	14,533,009	2,412,715	20,771,137	1,935,730	1,492,889

CHANGES IN UNITS:
Beginning units	853,997	878,354	453,190	458,541	1,986,155	2,024,648	764,311	809,296
Units purchased	196,822	122,577	830,683	1,498,775	849,607	824,153	1,736,997	1,251,843
Units redeemed	(924,250)	(146,934)	(974,257)	(1,504,126)	(2,621,443)	(862,646)	(1,611,798)	(1,296,828)

Ending units	126,569	853,997	309,616	453,190	214,319	1,986,155	889,510	764,311

	RCPF		RVLDD		RELF		RENF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(98,625)	(90,695)	(105,528)	(102,815)	(50,483)	(59,972)	(118,900)	(177,384)
Realized gain (loss) on investments	857,198	(173,256)	891,489	(1,503,879)	361,507	(19,616)	(735,820)	(6,479,528)
Change in unrealized gain (loss) on investments	(898,217)	479,428	180,176	167,326	281,072	(216,804)	5,494,813	1,028,085
Reinvested capital gains	585,411	311,938	-	1,334,318	-	-	-	318,040

Net increase (decrease) in contract owners’ equity resulting from operations	445,767	527,415	966,137	(105,050)	592,096	(296,392)	4,640,093	(5,310,787)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,654,714	911,403	133,148	188,314	53,458	246,231	548,166	1,260,709
Transfers between funds	(7,418,237)	6,692,022	(6,220,356)	6,000,936	861,661	(163,078)	2,459,629	1,041,873
Redemptions (note 3)	(1,810,426)	(851,338)	(632,909)	(681,258)	(463,877)	(463,326)	(1,981,579)	(823,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,293)	(2,583)	(5,165)	(2,443)	(1,609)	(851)	(7,118)	(2,596)
Adjustments to maintain reserves	(229)	(145)	(181)	22	(90)	(96)	(1,672)	(1,120)

Net equity transactions	(7,576,471)	6,749,359	(6,725,463)	5,505,571	449,543	(381,120)	1,017,426	1,475,787

Net change in contract owners’ equity	(7,130,704)	7,276,774	(5,759,326)	5,400,521	1,041,639	(677,512)	5,657,519	(3,835,000)
Contract owners’ equity beginning of period	16,115,663	8,838,889	14,986,879	9,586,358	3,788,042	4,465,554	12,007,992	15,842,992

Contract owners’ equity end of period	$8,984,959	16,115,663	9,227,553	14,986,879	4,829,681	3,788,042	17,665,511	12,007,992

CHANGES IN UNITS:
Beginning units	553,132	317,791	800,214	484,688	335,163	400,386	839,869	759,621
Units purchased	672,699	1,108,407	5,552,885	5,636,609	828,811	1,234,745	2,354,592	1,241,184
Units redeemed	(932,670)	(873,066)	(5,967,048)	(5,321,083)	(811,553)	(1,299,968)	(2,241,873)	(1,160,936)

Ending units	293,161	553,132	386,051	800,214	352,421	335,163	952,588	839,869

	RESF		RLCE		RFSF		RUGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(44,847)	(123,378)	3,342	(2,102)	3,639	(78,063)	(56,482)	(62,204)
Realized gain (loss) on investments	(1,962,105)	(5,043,608)	(89,176)	(160,990)	(114,392)	201,786	1,792,654	(1,669,150)
Change in unrealized gain (loss) on investments	3,563,716	1,116,412	51,047	52,582	821,814	(587,990)	(246,857)	(482,429)
Reinvested capital gains	-	-	-	-	-	-	-	2,456,442

Net increase (decrease) in contract owners’ equity resulting from operations	1,556,764	(4,050,574)	(34,787)	(110,510)	711,061	(464,267)	1,489,315	242,659

Equity transactions:
Purchase payments received from contract owners (note 3)	363,382	638,257	12,915	130,974	149,396	462,132	318,035	2,901,612
Transfers between funds	360,071	903,634	(115,423)	(154,623)	1,471,810	773,749	(2,007,719)	(3,731,345)
Redemptions (note 3)	(768,408)	(721,793)	(70,221)	(191,489)	(773,067)	(929,916)	(1,791,908)	(3,258,869)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,884)	(7,625)	(19)	(198)	(19,617)	(33,779)	(7,794)	(13,797)
Adjustments to maintain reserves	(192)	(141)	(70)	(57)	(214)	(58)	1,084	(2,393)

Net equity transactions	(50,031)	812,332	(172,818)	(215,393)	828,308	272,128	(3,488,302)	(4,104,792)

Net change in contract owners’ equity	1,506,733	(3,238,242)	(207,605)	(325,903)	1,539,369	(192,139)	(1,998,987)	(3,862,133)
Contract owners’ equity beginning of period	7,964,659	11,202,901	1,036,926	1,362,829	7,555,577	7,747,716	8,447,751	12,309,884

Contract owners’ equity end of period	$9,471,392	7,964,659	829,321	1,036,926	9,094,946	7,555,577	6,448,764	8,447,751

CHANGES IN UNITS:
Beginning units	597,799	552,521	108,694	134,608	693,822	671,332	456,187	621,779
Units purchased	1,649,294	1,069,914	752,829	958,308	1,399,193	631,718	5,956,068	8,486,892
Units redeemed	(1,659,499)	(1,024,636)	(769,014)	(984,222)	(1,357,570)	(609,228)	(6,062,895)	(8,652,484)

Ending units	587,594	597,799	92,509	108,694	735,445	693,822	349,360	456,187

	RHCF		RINF		RVIDD		RJNF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(202,498)	(386,702)	(64,740)	(59,479)	(58,140)	(45,989)	(27,527)	(39,858)
Realized gain (loss) on investments	(3,345,576)	249,842	(397,499)	(974,585)	(1,700,957)	(1,137,698)	(28,785)	(138,387)
Change in unrealized gain (loss) on investments	1,017,812	(2,299,673)	(195,724)	375,263	(10,648)	43,916	(11,686)	10,645
Reinvested capital gains	519,189	525,054	390,924	819,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,011,073)	(1,911,479)	(267,039)	161,100	(1,769,745)	(1,139,771)	(67,998)	(167,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	653,069	3,618,456	97,945	258,406	169,484	538,013	89,689	(297,020)
Transfers between funds	(4,733,820)	1,258,183	(396,824)	2,452,016	858,710	1,875,890	(333,827)	217,487
Redemptions (note 3)	(2,198,342)	(2,867,922)	(517,450)	(430,823)	(259,268)	(804,438)	(339,201)	(220,103)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54,950)	(45,916)	(978)	(3,382)	(3,597)	(16,717)	(938)	(1,186)
Adjustments to maintain reserves	(1,806)	(1,952)	(139)	(76)	158	(2,209)	16	14

Net equity transactions	(6,335,849)	1,960,849	(817,446)	2,276,141	765,487	1,590,539	(584,261)	(300,808)

Net change in contract owners’ equity	(8,346,922)	49,370	(1,084,485)	2,437,241	(1,004,258)	450,768	(652,259)	(468,408)
Contract owners’ equity beginning of period	19,363,422	19,314,052	6,020,677	3,583,436	2,112,085	1,661,317	1,920,146	2,388,554

Contract owners’ equity end of period	$11,016,500	19,363,422	4,936,192	6,020,677	1,107,827	2,112,085	1,267,887	1,920,146

CHANGES IN UNITS:
Beginning units	798,201	818,470	214,786	134,520	2,794,435	1,996,596	664,416	798,202
Units purchased	701,925	2,003,159	500,316	718,823	140,942,620	142,758,314	10,845,182	14,006,451
Units redeemed	(989,827)	(2,023,428)	(545,529)	(638,557)	(141,695,359)	(141,960,475)	(11,057,383)	(14,140,237)

Ending units	510,299	798,201	169,573	214,786	2,041,696	2,794,435	452,215	664,416

	RVIMC		RAF		RVISC		RUF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,563)	(12,978)	(9,410)	(11,457)	(91,872)	(24,329)	(37,908)	(42,303)
Realized gain (loss) on investments	(134,722)	(55,419)	(105,278)	(226,320)	(2,176,270)	(21,459)	(303,699)	(356,856)
Change in unrealized gain (loss) on investments	(10,613)	46,282	(5,014)	1,673	(13,615)	14,703	6,968	2,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,898)	(22,115)	(119,702)	(236,104)	(2,281,757)	(31,085)	(334,639)	(396,624)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,871	60,714	54,991	105,132	223,726	852,072	151,024	1,112,657
Transfers between funds	(60,956)	(265,913)	299,302	126,755	9,909,599	2,113,014	(353,292)	(194,341)
Redemptions (note 3)	(24,097)	(57,307)	(83,492)	(87,619)	(478,543)	(932,715)	(230,592)	(295,849)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(86)	(238)	(35)	(1,952)	(1,271)	(1,837)	(117)	(2,345)
Adjustments to maintain reserves	(29)	(43)	(33)	(48)	(39)	(75)	(69)	(86)

Net equity transactions	(70,297)	(262,787)	270,733	142,268	9,653,472	2,030,459	(433,046)	620,036

Net change in contract owners’ equity	(222,195)	(284,902)	151,031	(93,836)	7,371,715	1,999,374	(767,685)	223,412
Contract owners’ equity beginning of period	413,390	698,292	298,344	392,180	3,245,304	1,245,930	2,241,550	2,018,138

Contract owners’ equity end of period	$191,195	413,390	449,375	298,344	10,617,019	3,245,304	1,473,865	2,241,550

CHANGES IN UNITS:
Beginning units	208,444	351,637	318,657	321,838	1,622,820	655,199	1,035,469	878,859
Units purchased	2,087,623	1,466,444	11,152,475	9,495,243	89,545,195	27,715,976	14,778,364	20,209,728
Units redeemed	(2,174,593)	(1,609,637)	(10,935,710)	(9,498,424)	(83,612,862)	(26,748,355)	(15,036,314)	(20,053,118)

Ending units	121,474	208,444	535,422	318,657	7,555,153	1,622,820	777,519	1,035,469

	RLCJ		RLF		RMED		RVARS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,708)	(26,017)	(40,031)	(71,084)	(86,187)	(66,615)	(105,527)	(57,841)
Realized gain (loss) on investments	186,320	(348,044)	(493,454)	(759,865)	(1,067,489)	(226,524)	127,394	245,330
Change in unrealized gain (loss) on investments	(10,282)	319,957	540,228	(125,470)	1,483,295	(452,674)	(177,522)	(170,820)
Reinvested capital gains	-	-	64,843	796,253	269,416	151,693	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,330	(54,104)	71,586	(160,166)	599,035	(594,120)	(155,655)	16,669

Equity transactions:
Purchase payments received from contract owners (note 3)	19,965	308,384	152,534	310,436	2,175,906	1,031,479	620,805	855,674
Transfers between funds	(536,522)	431,084	(2,366,114)	2,274,112	850,347	8,103,094	(889,741)	1,642,054
Redemptions (note 3)	(98,877)	(332,606)	(514,902)	(521,237)	(214,744)	(753,916)	(658,477)	(910,644)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(31)	-
Contingent deferred sales charges (note 2)	-	(228)	(690)	(1,708)	(616)	(200)	(1,410)	(5,695)
Adjustments to maintain reserves	(49)	(43)	(237)	(92)	(278)	18	(158)	(140)

Net equity transactions	(615,483)	406,591	(2,729,409)	2,061,511	2,810,615	8,380,475	(929,012)	1,581,249

Net change in contract owners’ equity	(453,153)	352,487	(2,657,823)	1,901,345	3,409,650	7,786,355	(1,084,667)	1,597,918
Contract owners’ equity beginning of period	1,234,316	881,829	6,843,107	4,941,762	10,875,301	3,088,946	8,312,369	6,714,451

Contract owners’ equity end of period	$781,163	1,234,316	4,185,284	6,843,107	14,284,951	10,875,301	7,227,702	8,312,369

CHANGES IN UNITS:
Beginning units	101,533	79,473	256,578	181,903	336,043	94,489	902,632	732,401
Units purchased	828,541	1,013,849	317,851	689,390	469,738	831,431	271,614	654,514
Units redeemed	(871,033)	(991,789)	(427,554)	(614,715)	(462,143)	(589,877)	(372,634)	(484,283)

Ending units	59,041	101,533	146,875	256,578	343,638	336,043	801,612	902,632

	RVF		ROF		RNF		RPMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(141,682)	(238,457)	(246,330)	(262,302)	(156,169)	(161,447)	(208,571)	367,564
Realized gain (loss) on investments	(1,402,076)	(7,879,779)	(3,424,565)	(870,525)	1,595,324	753,972	5,900,551	(5,847,254)
Change in unrealized gain (loss) on investments	305,287	3,213,855	506,033	26,112	314,850	(268,121)	(429,653)	2,334,619
Reinvested capital gains	1,165,592	3,662,283	2,254,895	1,734,523	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,879)	(1,242,098)	(909,967)	627,808	1,754,005	324,404	5,262,327	(3,145,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,470	640,672	1,038,409	2,494,515	55,781	199,324	932,334	327,889
Transfers between funds	(12,188,291)	(7,339,504)	(6,983,184)	5,606,763	5,393,737	(1,009,384)	(2,261,104)	3,492,947
Redemptions (note 3)	(851,748)	(2,328,867)	(2,124,977)	(2,759,143)	(1,182,812)	(1,575,427)	(1,751,396)	(843,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,408)	(8,558)	(9,857)	(5,556)	(787)	(995)	(4,302)	(8,075)
Adjustments to maintain reserves	53	(288)	(215)	(97)	(148)	(34)	(866)	(425)

Net equity transactions	(12,628,924)	(9,036,545)	(8,079,824)	5,336,482	4,265,771	(2,386,516)	(3,085,334)	2,968,712

Net change in contract owners’ equity	(12,701,803)	(10,278,643)	(8,989,791)	5,964,290	6,019,776	(2,062,112)	2,176,993	(176,359)
Contract owners’ equity beginning of period	20,769,741	31,048,384	24,997,743	19,033,453	10,643,310	12,705,422	7,981,464	8,157,823

Contract owners’ equity end of period	$8,067,938	20,769,741	16,007,952	24,997,743	16,663,086	10,643,310	10,158,457	7,981,464

CHANGES IN UNITS:
Beginning units	611,925	1,027,097	900,604	746,528	566,895	666,929	1,368,428	879,941
Units purchased	2,199,241	3,838,631	3,245,006	6,265,473	4,614,775	9,203,940	6,705,101	4,680,128
Units redeemed	(2,594,832)	(4,253,803)	(3,604,906)	(6,111,397)	(4,384,958)	(9,303,974)	(7,132,808)	(4,191,641)

Ending units	216,334	611,925	540,704	900,604	796,712	566,895	940,721	1,368,428

	RREF		RRF		RMEK		RTF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(28,347)	49,309	(33,751)	(75,517)	(86,649)	(57,041)	(181,390)	(207,270)
Realized gain (loss) on investments	595,258	(290,382)	(330,623)	(127,785)	682,412	(242,980)	1,346,625	(5,869,969)
Change in unrealized gain (loss) on investments	(128,761)	(180,275)	161,695	(340,359)	173,767	(224,265)	762,794	(156,498)
Reinvested capital gains	-	-	147,720	486,407	-	-	1,614,512	5,947,197

Net increase (decrease) in contract owners’ equity resulting from operations	438,150	(421,348)	(54,959)	(57,254)	769,530	(524,286)	3,542,541	(286,540)

Equity transactions:
Purchase payments received from contract owners (note 3)	214,442	2,125,300	41,358	453,180	135,982	290,500	2,464,664	3,564,931
Transfers between funds	(1,592,576)	(2,778,044)	(535,472)	(1,038,297)	1,548,911	(1,816,384)	3,083,807	(10,470,837)
Redemptions (note 3)	(925,661)	(2,654,525)	(386,560)	(666,342)	(1,105,757)	(751,581)	(264,725)	(2,853,960)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,047)	(2,532)	(347)	(1,210)	(3,617)	(10,814)	(1,378)	(3,693)
Adjustments to maintain reserves	(88)	(277)	(38)	(151)	(1,316)	(875)	(115)	(116)

Net equity transactions	(2,305,930)	(3,310,078)	(881,059)	(1,252,820)	574,203	(2,289,154)	5,282,253	(9,763,675)

Net change in contract owners’ equity	(1,867,780)	(3,731,426)	(936,018)	(1,310,074)	1,343,733	(2,813,440)	8,824,794	(10,050,215)
Contract owners’ equity beginning of period	7,117,895	10,849,321	3,084,162	4,394,236	2,761,481	5,574,921	6,625,529	16,675,744

Contract owners’ equity end of period	$5,250,115	7,117,895	2,148,144	3,084,162	4,105,214	2,761,481	15,450,323	6,625,529

CHANGES IN UNITS:
Beginning units	338,751	492,656	124,823	187,893	119,456	237,482	369,480	891,598
Units purchased	1,400,893	1,224,326	221,999	587,315	6,005,283	2,410,724	3,798,296	7,309,583
Units redeemed	(1,516,233)	(1,378,231)	(259,497)	(650,385)	(5,986,084)	(2,528,750)	(3,458,377)	(7,831,701)

Ending units	223,411	338,751	87,325	124,823	138,655	119,456	709,399	369,480

	RVLCG		RVLCV		RVMCG		RVMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(373,383)	(694,171)	(92,970)	(130,630)	(197,966)	(423,565)	(160,773)	(140,378)
Realized gain (loss) on investments	(3,443,298)	(5,186,934)	(253,143)	(8,745,493)	(2,510,862)	(3,434,436)	411,546	(1,766,773)
Change in unrealized gain (loss) on investments	1,028,437	2,504,714	3,021,796	285,334	2,054,316	900,433	2,838,669	(490,062)
Reinvested capital gains	1,157,791	3,476,682	685,466	5,021,998	-	2,044,992	-	1,002,341

Net increase (decrease) in contract owners’ equity resulting from operations	(1,630,453)	100,291	3,361,149	(3,568,791)	(654,512)	(912,576)	3,089,442	(1,394,872)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,451,731	3,580,504	1,403,937	2,169,375	360,150	3,711,648	406,028	1,110,827
Transfers between funds	(16,686,866)	(10,883,970)	7,384,772	(16,232,415)	(7,787,613)	3,415,966	9,193,829	(1,393,363)
Redemptions (note 3)	(3,974,196)	(5,167,775)	(2,371,981)	(2,848,222)	(1,350,500)	(3,753,235)	(1,357,537)	(1,390,094)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(28,216)	(13,778)	(8,371)	(11,621)	(5,362)	(6,873)	(5,350)	(5,410)
Adjustments to maintain reserves	(205)	(195)	(262)	(165)	(236)	(189)	(194)	(65)

Net equity transactions	(19,237,752)	(12,485,214)	6,408,095	(16,923,048)	(8,783,561)	3,367,317	8,236,776	(1,678,105)

Net change in contract owners’ equity	(20,868,205)	(12,384,923)	9,769,244	(20,491,839)	(9,438,073)	2,454,741	11,326,218	(3,072,977)
Contract owners’ equity beginning of period	50,132,537	62,517,460	21,106,001	41,597,840	21,384,407	18,929,666	7,992,316	11,065,293

Contract owners’ equity end of period	$29,264,332	50,132,537	30,875,245	21,106,001	11,946,334	21,384,407	19,318,534	7,992,316

CHANGES IN UNITS:
Beginning units	2,553,715	3,194,594	1,217,367	2,128,730	930,696	827,165	479,147	573,667
Units purchased	2,802,361	3,692,474	2,783,901	2,128,505	2,112,757	3,341,656	2,182,358	1,410,826
Units redeemed	(3,887,358)	(4,333,353)	(2,477,289)	(3,039,868)	(2,533,926)	(3,238,125)	(1,750,448)	(1,505,346)

Ending units	1,468,718	2,553,715	1,523,979	1,217,367	509,527	930,696	911,057	479,147

	RVSCG		RVSCV		RVSDL		RTEC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(146,135)	(314,677)	(148,084)	(136,154)	(22,665)	(41,144)	(120,937)	(135,421)
Realized gain (loss) on investments	(1,723,488)	(760,211)	(276,217)	(1,960,292)	(132,516)	218,661	(137,039)	592,782
Change in unrealized gain (loss) on investments	2,641,442	(1,860,077)	2,680,742	(504,627)	139,304	(175,510)	317,094	(530,910)
Reinvested capital gains	-	2,149,748	-	821,493	82,931	258,211	387,866	43,567

Net increase (decrease) in contract owners’ equity resulting from operations	771,819	(785,217)	2,256,441	(1,779,580)	67,054	260,218	446,984	(29,982)

Equity transactions:
Purchase payments received from contract owners (note 3)	563,723	2,135,962	757,032	758,939	126,679	2,648,446	223,888	702,948
Transfers between funds	(3,497,083)	(520,095)	8,020,387	447,015	1,100,594	(2,229,796)	384,717	(912,027)
Redemptions (note 3)	(1,006,475)	(2,047,660)	(2,628,665)	(772,680)	(294,716)	(3,139,783)	(651,602)	(1,009,842)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,214)	(3,473)	(3,663)	(5,249)	(3,447)	(1,373)	(2,347)	(3,870)
Adjustments to maintain reserves	(166)	(130)	(172)	(131)	(70)	(107)	(161)	(118)

Net equity transactions	(3,944,215)	(435,396)	6,144,919	427,894	929,040	(2,722,613)	(45,505)	(1,222,909)

Net change in contract owners’ equity	(3,172,396)	(1,220,613)	8,401,360	(1,351,686)	996,094	(2,462,395)	401,479	(1,252,891)
Contract owners’ equity beginning of period	13,744,555	14,965,168	7,812,190	9,163,876	1,294,892	3,757,287	8,584,454	9,837,345

Contract owners’ equity end of period	$10,572,159	13,744,555	16,213,550	7,812,190	2,290,986	1,294,892	8,985,933	8,584,454

CHANGES IN UNITS:
Beginning units	705,352	756,633	528,126	517,699	179,801	560,826	457,774	527,975
Units purchased	1,114,206	2,796,724	2,231,435	1,055,644	1,185,028	4,357,533	613,268	694,359
Units redeemed	(1,354,005)	(2,848,005)	(1,923,368)	(1,045,217)	(1,070,274)	(4,738,558)	(630,643)	(764,560)

Ending units	465,553	705,352	836,193	528,126	294,555	179,801	440,399	457,774

	RTEL		RTRF		RUTL		RVWDL
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(12,511)	1,824	(58,785)	(101,683)	(41,865)	73,507	(7,379)	(7,429)
Realized gain (loss) on investments	76,094	(25,088)	(1,750,436)	(133,770)	777,646	(736,383)	(59,642)	(168,674)
Change in unrealized gain (loss) on investments	81,443	(65,080)	819,590	(1,113,144)	162,710	(165,755)	2,825	5,500
Reinvested capital gains	-	-	1,498,624	215,930	82,407	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,026	(88,344)	508,993	(1,132,667)	980,898	(828,631)	(64,196)	(170,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,083	77,542	72,014	370,250	764,774	277,649	189	3,767
Transfers between funds	(129,338)	85,521	1,645,568	(4,387,380)	(2,878,904)	1,209	(251,025)	334,495
Redemptions (note 3)	(76,506)	(168,789)	(488,280)	(742,811)	(1,572,042)	(765,452)	(6,400)	(22,354)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(287)	(256)	(1,231)	(4,055)	(7,693)	(4,612)	(6)	(26)
Adjustments to maintain reserves	(88)	(38)	(162)	(96)	(166)	(137)	(53)	(30)

Net equity transactions	(195,136)	(6,020)	1,227,909	(4,764,092)	(3,694,031)	(491,343)	(257,295)	315,852

Net change in contract owners’ equity	(50,110)	(94,364)	1,736,902	(5,896,759)	(2,713,133)	(1,319,974)	(321,491)	145,249
Contract owners’ equity beginning of period	1,043,908	1,138,272	4,303,854	10,200,613	7,536,635	8,856,609	670,233	524,984

Contract owners’ equity end of period	$993,798	1,043,908	6,040,756	4,303,854	4,823,502	7,536,635	348,742	670,233

CHANGES IN UNITS:
Beginning units	127,757	126,898	174,576	355,267	512,587	551,770	110,043	69,426
Units purchased	790,072	292,627	262,185	270,400	1,831,418	2,415,499	553,395	840,801
Units redeemed	(814,966)	(291,768)	(212,731)	(451,091)	(2,063,176)	(2,454,682)	(601,862)	(800,184)

Ending units	102,863	127,757	224,030	174,576	280,829	512,587	61,576	110,043

	GVFRB		RHYS		TRHS2		VWHAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$519,618	147,888	134,915	(43,590)	(27,839)	(3,631)	(16,546)	(1,275)
Realized gain (loss) on investments	(80,232)	(134,140)	(45,258)	(9,042)	(52,699)	(8,316)	21,856	(1,635)
Change in unrealized gain (loss) on investments	338,728	(224,622)	22,930	244	(180,088)	(97,834)	579,194	(67,587)
Reinvested capital gains	38,060	20,380	-	-	26,957	98,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	816,174	(190,494)	112,587	(52,388)	(233,669)	(11,029)	584,504	(70,497)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,397	2,264,435	105,352	904,244	2,096,861	1,537,689	1,760,340	772,134
Transfers between funds	9,237,640	3,410,683	1,037,176	1,350,645	292,175	25,786	25,988	25,367
Redemptions (note 3)	(1,422,382)	(631,052)	(154,577)	(1,367,547)	(51,293)	(6,699)	(59,284)	(1,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(287)	-	(57)	-
Contingent deferred sales charges (note 2)	(7,244)	(9,079)	(1,925)	(4,749)	(128)	-	(1,139)	-
Adjustments to maintain reserves	(165)	(156)	(540)	1,650	(38)	(10)	(73)	(12)

Net equity transactions	8,114,246	5,034,831	985,486	884,243	2,337,290	1,556,766	1,725,775	796,255

Net change in contract owners’ equity	8,930,420	4,844,337	1,098,073	831,855	2,103,621	1,545,737	2,310,279	725,758
Contract owners’ equity beginning of period	11,554,154	6,709,817	831,855	-	1,545,737	-	725,758	-

Contract owners’ equity end of period	$20,484,574	11,554,154	1,929,928	831,855	3,649,358	1,545,737	3,036,037	725,758

CHANGES IN UNITS:
Beginning units	1,142,012	656,347	85,475	-	168,760	-	104,748	-
Units purchased	2,100,513	1,907,490	1,506,556	2,989,333	363,161	177,845	293,013	114,146
Units redeemed	(1,355,957)	(1,421,825)	(1,411,460)	(2,903,858)	(80,504)	(9,085)	(88,754)	(9,398)

Ending units	1,886,568	1,142,012	180,571	85,475	451,417	168,760	309,007	104,748

	VWHA		WRASP		WRENG		FG2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(54,586)	(61,008)	(168,357)	(272,382)	(4,660)	(75)	-	(152,350)
Realized gain (loss) on investments	(1,154,047)	(592,849)	(3,036,098)	(1,618,437)	18,988	(7)	-	716,442
Change in unrealized gain (loss) on investments	2,683,966	(913,535)	2,378,920	(4,576,040)	154,825	(4,498)	-	(290,705)
Reinvested capital gains	-	-	-	4,127,288	-	-	-	1,170,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,475,333	(1,567,392)	(825,535)	(2,339,571)	169,153	(4,580)	-	1,443,603

Equity transactions:
Purchase payments received from contract owners (note 3)	1,119,129	1,234,398	1,131,933	3,480,110	389,235	72,052	-	772,615
Transfers between funds	388,904	(353,959)	(3,526,978)	(3,588,744)	278,763	3,658	-	(39,052,939)
Redemptions (note 3)	(661,209)	(188,820)	(1,507,943)	(2,624,201)	(11,079)	(74)	-	(1,258,790)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16)	-	(14)	-	-	-
Contingent deferred sales charges (note 2)	(5,101)	(2,152)	(5,434)	(10,469)	(12)	-	-	(42,489)
Adjustments to maintain reserves	(189)	(110)	(195)	(133)	(22)	(1)	-	(26)

Net equity transactions	841,534	689,357	(3,908,633)	(2,743,437)	656,871	75,635	-	(39,581,629)

Net change in contract owners’ equity	2,316,867	(878,035)	(4,734,168)	(5,083,008)	826,024	71,055	-	(38,138,026)
Contract owners’ equity beginning of period	3,183,037	4,061,072	21,053,117	26,136,125	71,055	-	-	38,138,026

Contract owners’ equity end of period	$5,499,904	3,183,037	16,318,949	21,053,117	897,079	71,055	-	-

CHANGES IN UNITS:
Beginning units	717,439	598,836	1,806,564	2,023,234	9,027	-	-	2,163,708
Units purchased	697,584	454,519	215,387	565,556	87,662	9,036	-	128,847
Units redeemed	(537,884)	(335,916)	(561,490)	(782,226)	(10,975)	(9)	-	(2,292,555)

Ending units	877,139	717,439	1,460,461	1,806,564	85,714	9,027	-	-

	GSBLMO		CAF2		ACVIG3		DXVIMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$32,695	15,931	(6,009)	(12,911)	-	13,173	-	76,308
Realized gain (loss) on investments	(61,725)	5,770	(606,536)	52,370	-	(450,064)	-	(73,235)
Change in unrealized gain (loss) on investments	57,474	(73,478)	301,214	(354,156)	-	(814,974)	-	(51,411)
Reinvested capital gains	-	3,293	227,095	300,493	-	939,438	-	10,815

Net increase (decrease) in contract owners’ equity resulting from operations	28,444	(48,484)	(84,236)	(14,204)	-	(312,427)	-	(37,523)

Equity transactions:
Purchase payments received from contract owners (note 3)	363,452	230,037	25,387	584,819	-	930,976	-	50,365
Transfers between funds	(2,125,277)	817,914	(3,160,135)	1,516,925	-	(12,676,448)	-	(669,940)
Redemptions (note 3)	(165,706)	(97,041)	(11,659)	(127,055)	-	(752,817)	-	(12,514)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(33)	(45)	(1)	(2,342)	-	(4,158)	-	-
Adjustments to maintain reserves	(42)	(33)	(26)	(24)	-	(74)	-	(11)

Net equity transactions	(1,927,606)	950,832	(3,146,434)	1,972,323	-	(12,502,521)	-	(632,100)

Net change in contract owners’ equity	(1,899,162)	902,348	(3,230,670)	1,958,119	-	(12,814,948)	-	(669,623)
Contract owners’ equity beginning of period	1,899,162	996,814	3,230,670	1,272,551	-	12,814,948	-	669,623

Contract owners’ equity end of period	$-	1,899,162	-	3,230,670	-	-	-	-

CHANGES IN UNITS:
Beginning units	185,315	95,487	244,341	98,599	-	660,331	-	59,108
Units purchased	133,513	125,523	5,463	380,035	-	96,772	-	54,860
Units redeemed	(318,828)	(35,695)	(249,804)	(234,293)	-	(757,103)	-	(113,968)

Ending units	-	185,315	-	244,341	-	-	-	-

	DXVIC		DXVHY		FC2R		FEI2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(439)	-	8,639	-	(35,908)	-	(56,949)
Realized gain (loss) on investments	-	(1,698)	-	(78,899)	-	2,179,561	-	(205,632)
Change in unrealized gain (loss) on investments	-	860	-	37,587	-	(2,634,566)	-	(685,480)
Reinvested capital gains	-	-	-	-	-	692,726	-	1,178,877

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,277)	-	(32,673)	-	201,813	-	230,816

Equity transactions:
Purchase payments received from contract owners (note 3)	-	32,588	-	197,085	-	1,158	-	746,519
Transfers between funds	-	(51,632)	-	(993,899)	-	(8,311,035)	-	(14,421,416)
Redemptions (note 3)	-	(2,003)	-	(216,903)	-	(223,273)	-	(380,350)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(21)	-	(70)	-	(5,003)
Adjustments to maintain reserves	-	(11)	-	(16)	-	(49)	-	(59)

Net equity transactions	-	(21,058)	-	(1,013,754)	-	(8,533,269)	-	(14,060,309)

Net change in contract owners’ equity	-	(22,335)	-	(1,046,427)	-	(8,331,456)	-	(13,829,493)
Contract owners’ equity beginning of period	-	22,335	-	1,046,427	-	8,331,456	-	13,829,493

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,438	-	99,835	-	336,677	-	785,259
Units purchased	-	5,383	-	275,173	-	11,831	-	91,807
Units redeemed	-	(7,821)	-	(375,008)	-	(348,508)	-	(877,066)

Ending units	-	-	-	-	-	-	-	-

	FHI2R		ACVU3		ACVV3		VWAR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(3,640)	-	(2,936)	-	47,269	-	(9,943)
Realized gain (loss) on investments	-	(50,614)	-	121,927	-	1,643,597	-	(57,537)
Change in unrealized gain (loss) on investments	-	292,465	-	(140,350)	-	(1,989,611)	-	(17,497)
Reinvested capital gains	-	-	-	97,471	-	-	-	69,147

Net increase (decrease) in contract owners’ equity resulting from operations	-	238,211	-	76,112	-	(298,745)	-	(15,830)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	336,809	-	20	-	232,209	-	12,837
Transfers between funds	-	(4,104,058)	-	(1,051,271)	-	(15,551,589)	-	(1,805,204)
Redemptions (note 3)	-	(128,842)	-	(68,676)	-	(900,265)	-	(11,403)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(349)	-	(9)	-	(3,183)	-	-
Adjustments to maintain reserves	-	(37)	-	(32)	-	(98)	-	(17)

Net equity transactions	-	(3,896,477)	-	(1,119,968)	-	(16,222,926)	-	(1,803,787)

Net change in contract owners’ equity	-	(3,658,266)	-	(1,043,856)	-	(16,521,671)	-	(1,819,617)
Contract owners’ equity beginning of period	-	3,658,266	-	1,043,856	-	16,521,671	-	1,819,617

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	333,474	-	57,799	-	767,059	-	188,357
Units purchased	-	329,396	-	2,810	-	100,871	-	3,398
Units redeemed	-	(662,870)	-	(60,609)	-	(867,930)	-	(191,755)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

NVIT Flexible Fixed Income Fund Class P (NVFIP)

NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIONEER FUNDS

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. Exceptions include: MarketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year; marketFLEX Advisor, for which no contingent deferred sales charge is deducted; Nationwide Destination Freedom+, which declines at 1% each year for the first 3 years beginning after the purchase payment has been held in the contact for one year, then 2% and after the purchase payment has been held in the contract for 5 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. For Nationwide Destination Freedom+, the Company deducts a contract maintenance charge of $50 if the Contract Value is less than $50,000 on such Contract Anniversary.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity	Nationwide Destination Freedom+
Variable Account Charges:	-	-	-	-	-
Mortality and Expense Risk Charge	1.25%	1.15%	1.05%	0.25%	0.85%
Administrative Charge	0.05%	0.00%	0.20%	0.20%	0.15%
CDSC Option:	-	-	-	-	-
Four Year CDSC	-	-	0.35%	-	-
No CDSC	-	0.20%	0.40%	-	0.35%
Death Benefit Options:	-	-	-	-	-
Highest Anniversary Death Benefit	-	0.20%	0.30%	-	0.30%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.	-	-	-	-	-
Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders,(iii) highest contract value prior to contract age specifications less surrenders,	-	-	-	-	-
or (iv) the 5% interest anniversary value.	-	-	-	-	-
Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-	-	-	-	-
less surrenders.	-	-	-	-	-
Extra Value Option (EV):	-	-	-	-	-
Fee assessed to assets of the variable account during the first seven contract years in exchange	-	-	-	-	-
for an application of Extra Value Credit based on purchase payments made during the first	-	-	-	-	-
12 months that contract is in force.	-	-	-	-	-
3% Extra Value Credit Option	-	0.45%	0.40%	0.40%	-
4% Extra Value Credit Option	-	-	0.55%	0.55%	-
iFLEX Option	-	-	0.60%	-	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.	-	-	-	-	-
Note: May not be elected if the No CDSC option is elected.	-	-	-	-	-

Maximum Variable Account Charges(1)	1.30%	2.05%	3.10%	1.20%	1.65%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2016.

	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$293,292	$-	$57	$32	$393	$-	$-	$-
0.65%	52,480	-	46	28	257	-	-	-
0.70%	2,064	-	-	-	-	-	-	-
0.80%	131	-	-	-	-	-	-	-
0.85%	107,672	647	-	-	-	98	4,415	213
0.90%	523	-	-	-	-	-	-	-
0.95%	9,223	-	-	-	-	-	-	-
1.00%	576,522	5,089	959	560	1,449	3,605	11,870	2,285
1.05%	70,635	-	-	257	-	-	-	-
1.10%	2,555	-	-	-	-	-	-	-
1.15%	1,447,964	1,774	2,259	-	497	-	-	687
1.20%	247,643	2,615	997	307	1,516	2,393	5,900	2,169
1.25%	2,903,296	-	5,789	1,991	6,853	-	-	-
1.30%	415,544	5,426	345	725	1,955	525	9,717	1,313
1.35%	2,762,258	3,834	3,415	1,415	3,585	313	5,265	687
1.40%	603,936	-	232	-	346	-	-	-
1.45%	676,190	-	1,327	808	4,794	-	-	-
1.55%	2,622,975	691	8,673	3,313	3,510	311	77	-
1.60%	2,623,272	-	5,855	2,018	4,708	-	-	-
1.65%	3,224,504	808	1,549	971	2,687	36	1,352	143
1.80%	1,529,022	-	2,287	747	866	-	-	-
1.85%	438,576	-	1,725	1,215	686	-	-	-
1.90%	1,617,552	-	2,756	845	2,555	-	-	-
1.95%	584,000	-	971	175	2,162	-	-	-
2.00%	177,739	-	7	-	378	-	-	-
2.05%	18,361	-	-	-	-	-	-	-
2.10%	532,919	-	678	14	1,465	-	-	-
2.15%	355,010	-	332	469	1,534	-	-	-
2.20%	95,142	-	92	-	-	-	-	-
2.25%	5,907	-	-	-	-	-	-	-
2.30%	86,560	-	-	-	-	-	-	-
2.35%	75,340	-	150	-	232	-	-	-
2.40%	7,159	-	-	-	19	-	-	-
2.45%	83,161	-	51	125	154	-	-	-
2.50%	99,895	-	-	-	603	-	-	-
2.85%	456	-	-	-	-	-	-	-

Totals	$24,349,478	$20,884	$40,552	$16,015	$43,204	$7,281	$38,596	$7,497

	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CSCRS	DWVSVS

0.45%	$371	$-	$3	$29	$2,507	$295	$304	$-
0.65%	133	-	-	-	483	384	147	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	67	-	-	-
0.85%	201	-	-	-	1,549	-	-	311
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	144	-	-	-
1.00%	5,774	4,808	317	550	7,060	-	237	1,680
1.05%	-	13,475	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	410	-	213	604	23,799	-	609	21
1.20%	3,258	1,501	393	2,347	5,906	-	-	745
1.25%	6,447	-	13	695	59,777	1,257	2,009	-
1.30%	7,861	2,553	16	87	3,426	-	-	2,146
1.35%	9,422	2,110	189	1,137	46,757	1,821	333	505
1.40%	1,256	-	-	1	17,610	-	20	-
1.45%	11,002	-	1,065	19	9,201	34	227	-
1.55%	11,389	-	-	700	55,418	360	743	146
1.60%	3,022	-	21	1,605	32,096	240	523	-
1.65%	17,776	654	109	100	65,374	807	272	91
1.80%	4,215	-	605	229	22,652	440	713	-
1.85%	2,380	-	-	158	11,490	555	67	-
1.90%	4,563	-	-	735	34,011	15	896	-
1.95%	2,689	-	-	119	11,972	1,263	112	-
2.00%	68	-	-	135	9,437	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,771	-	-	1,153	4,522	-	360	-
2.15%	855	-	-	-	1,719	-	30	-
2.20%	-	-	-	-	7,187	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	332	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	160	194	-	-	-
2.50%	592	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$95,455	$25,101	$2,944	$10,563	$434,690	$7,471	$7,602	$5,645

	ETVFR	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2

0.45%	$1,139	$-	$989	$1,279	$488	$482	$225	$168
0.65%	5	-	316	315	-	60	254	436
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,436	95	156	699	68	2,827	1,102	1,097
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	243	-
1.00%	5,304	4,329	4,397	2,941	804	13,064	1,014	1,072
1.05%	-	1,031	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	694	-	4,228	2,993	2,282	11	11,151	825
1.20%	656	1,501	1,225	1,573	1,365	5,090	160	228
1.25%	4,961	-	10,280	13,888	12,419	4,525	6,252	7,605
1.30%	3,046	2,818	4,080	3,400	1,804	7,128	861	801
1.35%	8,340	899	2,685	17,704	6,611	11,021	6,649	4,332
1.40%	130	-	1,264	2,379	300	221	7,510	817
1.45%	2,546	-	2,425	12,363	4,216	1,553	589	5,535
1.55%	3,300	238	5,923	13,969	18,009	4,696	3,607	3,997
1.60%	6,511	-	3,106	26,170	6,962	4,202	2,346	6,725
1.65%	10,795	128	16,025	25,750	4,185	14,458	138	5,322
1.80%	1,883	-	2,290	11,261	2,332	1,229	1,361	7,529
1.85%	2,770	-	1,866	6,863	1,317	1,913	12	2,038
1.90%	2,477	-	1,985	4,790	9,299	10,221	693	1,360
1.95%	605	-	1,720	11,783	2,325	2,564	1,453	2,115
2.00%	431	-	366	1,392	369	-	-	199
2.05%	-	-	-	2,795	-	-	-	-
2.10%	528	-	735	17,623	1,505	475	-	531
2.15%	326	-	48	10,817	1,580	646	181	130
2.20%	13	-	27	1,792	113	-	221	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	5,142	-	-	-	-
2.40%	-	-	-	742	-	-	-	1,141
2.45%	678	-	33	642	-	-	-	215
2.50%	9	-	-	476	-	-	-	613
2.85%	-	-	-	-	-	-	-	-

Totals	$58,583	$11,039	$66,169	$201,541	$78,353	$86,386	$46,022	$54,831

	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2

0.45%	$-	$-	$-	$-	$-	$-	$393	$-
0.65%	-	-	-	-	-	-	50	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	640	-	-	510	286	431	1,644	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	500	493	4,380	6,087	6,394	1,493	7,733	2,033
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	861	1,196	-	2,833	-
1.20%	2,128	100	280	3,193	5,759	2,084	2,436	197
1.25%	-	-	-	-	-	-	9,545	-
1.30%	-	118	3,452	6,536	7,565	3,163	4,174	3,621
1.35%	964	566	851	693	1,694	178	3,900	401
1.40%	-	-	-	-	-	-	223	-
1.45%	-	-	-	-	-	-	4,010	-
1.55%	155	-	2,053	104	67	16	15,320	66
1.60%	-	-	-	-	-	-	7,473	-
1.65%	-	-	475	119	353	107	13,542	-
1.80%	-	-	-	-	-	-	3,744	-
1.85%	-	-	-	-	-	-	2,399	-
1.90%	-	-	-	-	-	-	4,567	-
1.95%	-	-	-	-	-	-	3,381	-
2.00%	-	-	-	-	-	-	35	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	176	-
2.15%	-	-	-	-	-	-	120	-
2.20%	-	-	-	-	-	-	41	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	88	-
2.40%	-	-	-	-	-	-	114	-
2.45%	-	-	-	-	-	-	60	-
2.50%	-	-	-	-	-	-	15	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,387	$1,277	$11,491	$18,103	$23,314	$7,472	$88,016	$6,318

	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC

0.45%	$12	$-	$-	$-	$-	$51	$-	$-
0.65%	-	-	-	-	-	136	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	293	3,507	303	442	660	-	413	2,985
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,347	6,181	1,011	2,443	5,826	555	1,562	9,044
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,104	-	11	-	-	488	-	1,047
1.20%	1,687	797	781	1,485	216	911	1,290	5,655
1.25%	327	-	22	-	-	3,740	-	-
1.30%	2,911	2,471	91	1,976	4,757	249	1,902	9,154
1.35%	1,184	7,913	4	421	388	2,187	754	1,685
1.40%	-	-	-	-	-	5,418	-	-
1.45%	-	-	61	-	-	3,045	-	-
1.55%	1,286	-	105	-	259	2,531	37	278
1.60%	-	-	86	-	-	4,017	-	-
1.65%	688	-	272	23	-	7,415	129	234
1.80%	303	-	-	-	-	2,291	-	-
1.85%	777	-	-	-	-	1,830	-	-
1.90%	-	-	-	-	-	3,825	-	-
1.95%	-	-	63	-	-	902	-	-
2.00%	13	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	816	-	-	-	-	670	-	-
2.15%	95	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	698	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	122	-	-
2.50%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,843	$20,869	$2,810	$6,790	$12,106	$41,081	$6,087	$30,082

	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	NVBX	NVIX	NLFOSP

0.45%	$420	$593	$322	$-	$120	$3,434	$503	$-
0.65%	588	43	-	-	136	174	821	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	1,890	-	2,410	-	32	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,944	2,816	8,080	2	11,764	10,580	9,467	913
1.05%	-	-	10	-	-	-	2,878	-
1.10%	-	-	-	-	-	-	-	-
1.15%	648	2,215	444	1,661	2,241	9,512	3,607	-
1.20%	1,235	580	3,177	35	5,778	3,521	2,433	-
1.25%	7,532	11,073	9,649	4,952	9,142	35,055	5,152	664
1.30%	879	1,817	4,048	-	7,624	8,710	4,269	261
1.35%	1,625	4,851	3,491	1,765	6,689	19,188	3,471	1,025
1.40%	21	432	21	89	174	1,538	369	93
1.45%	6,003	2,778	3,348	452	5,346	5,820	1,854	4,650
1.55%	5,731	5,998	7,768	2,812	23,807	18,784	8,612	1,228
1.60%	1,283	4,923	10,986	2,859	15,329	21,172	2,673	2,778
1.65%	3,125	3,635	20,700	1,833	22,814	26,135	16,092	28,362
1.80%	674	1,969	4,575	2,263	4,310	24,302	3,095	27
1.85%	1,714	1,220	7,362	782	5,600	9,572	478	1,457
1.90%	446	1,318	3,470	2,099	7,418	12,587	756	1,470
1.95%	973	1,380	3,923	183	2,806	3,771	778	79
2.00%	152	165	240	32	203	444	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	106	866	1,182	460	1,787	1,328	3,477	965
2.15%	11	1,926	2,064	-	639	2,428	98	-
2.20%	-	-	-	-	484	-	69	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	183	-	-	956	-	-
2.40%	1,106	438	-	-	467	-	-	-
2.45%	51	34	5	-	182	-	55	-
2.50%	595	387	125	-	660	-	4	-
2.85%	-	-	-	-	-	-	-	-

Totals	$36,862	$51,457	$97,063	$22,279	$137,930	$219,011	$71,043	$43,972

	NVFIP	NVFMGP	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$87	$-	$-	$-	$-	$2,774	$-	$-
0.65%	-	-	-	-	-	949	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	173	3,008	147	516
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	712	712	5,599	5,002	3,077	19,213	4,435	10,140
1.05%	-	-	-	1,800	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	34,793	-	111
1.20%	-	5,853	3,656	1,488	1,960	4,582	459	479
1.25%	550	16,221	-	-	-	45,815	-	-
1.30%	109	540	397	405	2,436	14,076	4,535	6,918
1.35%	26	194	487	-	958	50,456	4,578	4,847
1.40%	-	-	-	-	-	18,120	-	-
1.45%	3,866	4,152	-	-	-	24,721	-	-
1.55%	193	2,149	-	-	-	50,165	38	-
1.60%	343	5,249	-	-	-	29,750	-	-
1.65%	10,100	16,564	74	-	17	84,296	92	30
1.80%	-	-	-	-	-	25,879	-	-
1.85%	283	1,480	-	-	-	18,497	-	-
1.90%	78	2,552	-	-	-	24,720	-	-
1.95%	1,205	1,644	-	-	-	7,262	-	-
2.00%	-	-	-	-	-	5,202	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	8,368	-	-
2.15%	-	-	-	-	-	13,267	-	-
2.20%	-	-	-	-	-	6,345	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	3,809	-	-
2.35%	-	-	-	-	-	1,847	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	4,972	-	-
2.50%	-	-	-	-	-	1,644	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$17,552	$57,310	$10,213	$8,695	$8,621	$504,530	$14,284	$23,041

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2

0.45%	$-	$-	$19	$122	$-	$-	$6	$-
0.65%	-	-	-	413	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,092	768	149	-	365	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	138	-	-	-	-	-
1.00%	12,974	8,855	1,156	-	1,353	344	69	515
1.05%	-	-	14,286	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	11,052	1,862	-	-	1	-
1.20%	2,624	1,695	310	-	-	462	-	33
1.25%	-	-	3,941	7,131	-	-	4	-
1.30%	6,888	6,685	704	-	211	138	109	700
1.35%	3,943	4,030	7,445	3,800	127	481	236	366
1.40%	-	-	2,779	244	-	-	-	-
1.45%	-	-	-	1,128	-	-	49	-
1.55%	260	47	5,606	6,335	-	-	26	-
1.60%	-	-	133	6,060	-	-	-	-
1.65%	-	4,917	3,071	11,126	-	62	404	-
1.80%	-	-	189	2,391	-	-	260	-
1.85%	-	-	-	832	-	-	-	-
1.90%	-	-	132	4,829	-	-	-	-
1.95%	-	-	-	778	-	-	78	-
2.00%	-	-	-	52	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	1,778	-	-	-	-
2.15%	-	-	-	447	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	71	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$28,781	$26,997	$51,110	$49,399	$2,056	$1,487	$1,242	$1,614

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.45%	$301	$837	$21	$260	$1,271	$393	$63	$-
0.65%	-	837	-	249	465	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	339	347	557	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	727	-
1.00%	329	4,448	77	1,816	1,695	2,768	1,162	2,659
1.05%	-	-	-	-	10,667	-	-	206
1.10%	-	-	-	-	-	-	-	-
1.15%	633	14,011	7,693	8,204	16,519	10,938	314	-
1.20%	-	383	-	-	-	36	165	4,115
1.25%	15,777	45,293	20,526	13,937	38,199	17,824	8,694	-
1.30%	22	655	809	1,881	1,453	204	315	1,805
1.35%	13,562	8,265	732	12,638	53,570	44,264	11,134	291
1.40%	451	4,847	706	1,729	6,655	5,917	2,887	-
1.45%	429	7,109	10,760	3,288	14,771	6,805	1,466	-
1.55%	56,169	17,634	20,544	7,612	26,381	1,323	1,275	-
1.60%	19,053	36,645	45,429	12,963	86,568	38,330	17,115	-
1.65%	11,069	20,583	43,589	49,295	182,324	64,056	61,616	1,148
1.80%	1,456	10,015	12,959	2,738	17,899	9,309	5,115	-
1.85%	378	7,800	22,292	5,784	7,275	455	294	-
1.90%	5,086	11,122	15,967	86,028	15,012	2,358	4,528	-
1.95%	410	6,626	13,673	15,911	17,261	134	4,044	-
2.00%	-	62	4,950	913	6,559	788	347	-
2.05%	-	-	-	-	-	-	-	-
2.10%	318	608	1,342	146	2,934	-	396	-
2.15%	-	346	4,772	4,509	2,314	714	1,650	-
2.20%	-	2,148	-	281	2,758	866	328	-
2.25%	-	-	-	269	-	-	-	-
2.30%	-	50	-	98	581	-	6,569	-
2.35%	-	334	-	-	-	-	-	-
2.40%	-	-	-	-	188	-	-	-
2.45%	-	-	-	-	-	1,600	-	-
2.50%	-	147	536	-	2,278	843	294	-
2.85%	-	-	-	-	-	-	456	-

Totals	$125,443	$201,144	$227,724	$231,106	$515,597	$209,925	$130,954	$10,224

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2

0.45%	$1,081	$1,153	$-	$2,531	$-	$223	$1,126	$86
0.65%	387	-	-	379	-	99	249	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	31	-	-	37	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	289	-	-	-	-
1.00%	1,617	313	431	574	1,999	444	5,856	1,992
1.05%	8	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,597	1,903	-	17,296	-	9,082	1,872	1,064
1.20%	-	-	-	-	1,386	-	466	-
1.25%	17,864	6,422	-	27,869	-	7,412	4,960	6,691
1.30%	1,111	-	1,552	-	2,910	112	1,189	529
1.35%	6,084	1,828	-	20,978	988	19,963	13,622	1,944
1.40%	924	726	-	6,176	-	1,198	1,858	99
1.45%	1,983	648	-	4,081	-	759	1,248	2,996
1.55%	12,089	3,068	-	22,644	-	2,261	2,481	6,968
1.60%	38,719	5,847	-	21,332	-	20,589	3,899	8,849
1.65%	42,486	3,100	164	49,176	-	1,706	18,343	20,866
1.80%	7,280	2,789	-	20,120	-	5,528	325	2,095
1.85%	4,612	197	-	5,976	-	142	-	103
1.90%	13,437	3,191	-	6,576	-	4,706	3,183	2,135
1.95%	4,159	968	-	5,678	-	539	1,007	657
2.00%	622	66	-	3,234	-	-	1,158	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,826	6,827	-	3,920	-	1,559	274	1,149
2.15%	2,076	-	-	1,113	-	-	337	-
2.20%	513	14	-	250	-	-	-	1,485
2.25%	291	-	-	-	-	-	-	161
2.30%	-	94	-	-	-	-	649	2,965
2.35%	380	-	-	655	-	-	-	-
2.40%	54	-	-	-	-	-	-	-
2.45%	71	255	-	1,744	-	8	-	-
2.50%	7	26	-	228	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$165,309	$39,435	$2,147	$222,856	$7,283	$76,330	$64,102	$62,834

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2

0.45%	$212	$3,327	$13	$1,454	$990	$-	$345	$531
0.65%	332	599	-	-	255	-	107	131
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	15,079	-	-	1,267	-	44	64
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	2,510	38,744	15,452	9,865	13,414	-	142	495
1.05%	-	10,682	-	-	34	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	18,037	38,162	20,715	4,731	3,717	-	2,414	4,073
1.20%	13	34,714	4,370	6,251	2,720	-	-	29
1.25%	4,116	13,864	4,837	16,621	11,747	-	7,566	3,482
1.30%	12,244	13,258	10,900	4,144	9,795	784	18	154
1.35%	32,200	74,055	35,458	51,438	6,360	-	4,228	4,336
1.40%	2,352	18,828	8,123	17,311	302	-	691	264
1.45%	1,084	16,715	3,083	158	3,347	-	395	943
1.55%	16,247	52,298	20,342	10,107	7,030	-	8,525	9,891
1.60%	16,148	22,595	15,514	12,096	16,198	-	5,758	13,246
1.65%	60,018	83,066	12,573	42,725	14,773	-	3,717	6,075
1.80%	2,161	8,240	3,366	173	9,834	-	3,236	4,411
1.85%	4,687	27,040	3,059	1,672	1,597	-	386	812
1.90%	5,071	13,696	3,931	17,472	7,171	-	10,864	5,353
1.95%	3,860	6,865	4,120	7,232	3,124	-	1,598	1,292
2.00%	587	2,953	-	39	285	-	74	413
2.05%	-	-	-	-	-	-	-	-
2.10%	398	1,703	-	1,127	4,287	-	996	2,683
2.15%	2,395	-	199	193	1,207	-	404	564
2.20%	-	1,626	-	27	46	-	68	173
2.25%	-	-	-	344	-	-	-	-
2.30%	968	51	-	118	-	-	-	-
2.35%	552	6	-	68	126	-	-	-
2.40%	-	-	-	-	-	-	54	124
2.45%	1,047	180	2,219	107	57	-	762	856
2.50%	1,552	1,626	279	303	212	-	4	5
2.85%	-	-	-	-	-	-	-	-

Totals	$188,791	$499,972	$168,553	$205,776	$119,895	$784	$52,396	$60,400

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.45%	$859	$726	$-	$450	$800	$224	$-	$862
0.65%	133	23	-	188	149	53	-	145
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	37	469	-	101	447	-	426	183
0.90%	-	-	-	-	-	-	-	-
0.95%	-	91	-	-	-	-	-	43
1.00%	1,313	775	-	1,151	2,401	-	1,591	40
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,057	4,497	137	3,265	3,703	1,020	502	2,350
1.20%	587	111	-	187	3,934	-	139	103
1.25%	6,212	11,281	-	10,318	21,307	4,924	-	9,214
1.30%	293	363	-	836	1,864	-	1,128	-
1.35%	2,551	5,219	535	6,793	12,844	2,432	105	4,533
1.40%	872	1,418	662	379	658	932	-	2,626
1.45%	1,090	2,499	-	2,796	3,282	80	-	376
1.55%	10,604	13,278	31	8,090	11,435	4,863	-	7,401
1.60%	4,574	3,778	124	4,376	10,835	3,893	-	7,311
1.65%	10,048	13,019	-	17,834	18,477	4,093	8	9,296
1.80%	16,782	17,984	-	8,478	7,057	7,814	-	5,605
1.85%	818	1,012	-	96	1,892	198	-	1,016
1.90%	2,978	7,275	-	7,022	8,758	4,313	-	6,695
1.95%	4,785	6,892	-	1,368	3,189	30	-	328
2.00%	1,793	1,550	-	490	1,192	997	-	325
2.05%	-	-	-	-	-	-	-	-
2.10%	5,381	4,397	-	6,181	7,683	1,282	-	6,414
2.15%	973	2,988	-	669	1,100	423	-	1,562
2.20%	141	87	-	-	86	12	-	653
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	112	984	-	-	-
2.35%	278	126	-	489	740	142	-	64
2.40%	-	-	-	89	-	-	-	134
2.45%	613	106	-	158	1,593	57	-	342
2.50%	3,384	4	-	2,192	23	2,234	-	111
2.85%	-	-	-	-	-	-	-	-

Totals	$83,156	$99,968	$1,489	$84,108	$126,433	$40,016	$3,899	$67,732

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2

0.45%	$-	$223	$-	$964	$736	$140	$-	$-
0.65%	-	8	-	136	971	13	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	72	-	444	890	992	873	93	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	872	-	497	1,885	5,616	2,451	883	1,389
1.05%	-	-	-	38	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	893	6,887	-	1,233	18,137	2,497	1,146	-
1.20%	483	-	598	280	1,039	3,056	205	102
1.25%	-	3,865	-	7,580	13,500	2,092	-	-
1.30%	435	-	1,211	3,070	3,809	3,123	1,481	1,071
1.35%	303	11,275	16	1,640	10,749	3,467	42	83
1.40%	-	2,902	-	1,092	151	257	-	-
1.45%	-	617	-	9,073	4,861	873	-	-
1.55%	-	6,767	-	8,252	34,548	4,043	-	40
1.60%	-	3,261	-	4,612	7,121	910	-	-
1.65%	131	2,159	-	10,131	10,859	1,707	-	-
1.80%	-	1,324	-	3,049	4,090	820	-	-
1.85%	-	208	-	1,213	21,936	43	-	-
1.90%	-	2,177	-	6,110	4,533	2,698	-	-
1.95%	-	231	-	4,242	2,613	160	-	-
2.00%	-	-	-	349	342	33	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	200	-	4,160	898	526	-	-
2.15%	-	-	-	1,745	1,514	-	-	-
2.20%	-	-	-	1,064	590	-	-	-
2.25%	-	-	-	288	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	267	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	33	290	193	-	-
2.50%	-	-	-	21	15	2,365	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,189	$42,104	$2,766	$73,417	$149,910	$32,340	$3,850	$2,685

	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.45%	$336	$72,497	$930	$119	$725	$-	$-	$-
0.65%	322	8,684	-	78	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	68	15,921	167	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	76	-	-	-	-	-	-
1.00%	1,296	20,164	1,420	395	877	419	461	5,006
1.05%	-	10,049	-	-	-	-	-	-
1.10%	-	227	-	-	-	-	-	-
1.15%	643	225,546	226	369	281	-	-	20
1.20%	594	5,244	-	123	-	11	-	533
1.25%	5,532	319,140	28,306	4,877	238	436	6,797	1,382
1.30%	197	4,659	455	220	-	-	109	217
1.35%	3,126	459,519	34	-	200	553	11,715	-
1.40%	828	116,082	583	276	-	-	447	-
1.45%	1,472	64,545	-	93	1,728	141	-	-
1.55%	3,980	275,402	1,379	850	1,772	10,661	1,325	3,140
1.60%	1,021	339,799	21,735	1,106	220	889	2,202	188
1.65%	7,534	303,481	14,454	13,018	16,075	2,756	4,531	2,016
1.80%	1,697	273,773	336	156	584	414	-	331
1.85%	1,110	28,260	-	-	2,465	107	791	-
1.90%	3,243	152,275	9,216	2,171	291	853	-	93
1.95%	1,348	45,094	159	650	-	18	-	2,119
2.00%	-	17,418	-	-	-	80	-	32
2.05%	-	345	-	-	-	-	-	-
2.10%	980	70,724	-	-	781	372	121	71
2.15%	61	28,676	3,116	-	-	3,055	-	-
2.20%	15	10,885	-	-	484	-	-	-
2.25%	-	484	-	-	-	-	-	-
2.30%	-	28,903	-	577	-	-	-	-
2.35%	-	3,604	-	-	-	31	-	-
2.40%	-	18	-	-	-	-	-	-
2.45%	458	11,364	-	-	-	-	-	-
2.50%	338	8,736	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$36,199	$2,921,594	$82,516	$25,078	$26,721	$20,796	$28,499	$15,148

	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVMH2	NOVPI2	NOTBBA

0.45%	$1,342	$3,067	$-	$-	$-	$410	$297	$3,171
0.65%	215	1,351	-	-	12	-	60	11
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,034	6,040	1,092	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	9,340	48,166	2,223	2,230	-	-	-	-
1.05%	582	2,849	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,819	13,890	-	-	1,258	476	1,106	15,625
1.20%	2,611	20,732	13	-	-	-	-	-
1.25%	6,064	94,332	-	332	3,300	3,638	14,777	84,266
1.30%	6,839	42,503	1,167	409	-	-	-	-
1.35%	3,616	55,707	1,237	164	2,434	460	726	22,840
1.40%	52	1,218	-	88	-	-	-	35
1.45%	1,805	19,869	-	87	903	3,867	4,015	19,163
1.55%	4,280	46,865	91	1,341	6,779	5,829	11,196	19,736
1.60%	10,300	27,223	-	-	402	9,392	24,983	19,137
1.65%	9,166	52,517	-	1,238	1,221	47,229	35,262	174,226
1.80%	3,308	35,960	-	-	1,523	2,144	4,066	25,964
1.85%	1,156	23,713	-	-	186	3,216	3,873	9,381
1.90%	6,308	47,557	-	-	3,713	16,435	15,527	4,674
1.95%	2,649	11,248	-	117	1,903	2,089	6,775	2,968
2.00%	21	2,504	-	-	-	176	353	1,737
2.05%	-	159	-	-	-	-	-	-
2.10%	3,510	18,930	-	474	2,578	981	1,864	3,683
2.15%	3,122	3,124	-	-	-	609	1,455	-
2.20%	-	268	-	-	-	24	-	5,405
2.25%	-	-	-	-	-	-	-	-
2.30%	-	5,383	-	-	-	-	-	-
2.35%	109	1,702	-	-	-	37	38	32
2.40%	-	-	-	-	-	-	864	-
2.45%	-	389	-	-	522	-	102	33
2.50%	-	716	-	-	-	68	70	13
2.85%	-	-	-	-	-	-	-	-

Totals	$79,248	$587,982	$5,823	$6,480	$26,734	$97,080	$127,409	$412,100

	PMUBA	PMVSTA	ALVBWB	ACVIG	ACVIP2	ACVU1	ACVV	DVMCSS

0.45%	$227	$-	$3	$762	$874	$-	$1,263	$375
0.65%	22	-	325	228	627	-	362	162
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	153	-	198	1,005	-	336	2,270
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	180	-
1.00%	512	3,585	-	-	2,233	-	162	2,603
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	143	-	1,070	7,603	4,011	8,786	13,009	406
1.20%	22	438	-	-	2,013	-	-	631
1.25%	7,277	-	5,818	18,736	23,486	-	27,913	4,613
1.30%	269	1,957	-	-	1,229	-	-	4,008
1.35%	938	1,678	5,008	17,538	4,237	2,240	40,805	5,932
1.40%	153	-	1,155	5,919	2,683	482	10,976	1,571
1.45%	3,757	-	-	2,439	6,804	-	6,263	417
1.55%	12,578	-	205	14,536	21,149	184	29,424	5,239
1.60%	4,934	-	1,491	22,788	21,081	283	14,022	4,231
1.65%	3,818	-	1,211	21,777	20,867	-	7,745	4,322
1.80%	1,005	-	448	7,445	8,540	-	4,151	4,857
1.85%	3,923	-	-	1,912	7,373	-	4,447	846
1.90%	3,730	-	9	25,602	11,035	-	22,466	5,471
1.95%	1,487	-	726	6,288	9,141	-	4,447	1,952
2.00%	213	-	-	466	475	-	353	321
2.05%	-	-	-	-	-	-	3,503	-
2.10%	559	-	-	2,135	1,359	-	6,949	136
2.15%	205	-	656	4,096	5,991	-	7,206	3,541
2.20%	1,375	-	-	1,935	152	-	1,066	81
2.25%	-	-	-	-	-	-	1,043	-
2.30%	-	-	1,219	-	-	-	-	-
2.35%	-	-	-	674	448	-	7,199	130
2.40%	-	-	-	-	-	-	113	-
2.45%	236	-	-	165	1,503	-	2,089	79
2.50%	-	-	-	566	187	-	2,954	3,323
2.85%	-	-	-	-	-	-	-	-

Totals	$47,436	$7,811	$19,344	$163,808	$158,503	$11,975	$220,446	$57,517

	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2

0.45%	$-	$-	$350	$1	$2,851	$51	$4,501	$6,507
0.65%	-	-	571	-	127	-	901	1,034
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	880	442	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	95	-	-	-	-	232	-
1.00%	-	-	-	9,258	-	572	6,914	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	19,838	476	507	18,149	149	17,072	3,265
1.20%	-	-	-	5,445	-	364	2,083	109
1.25%	-	-	823	675	17,265	792	36,428	8,594
1.30%	68	-	-	2,448	-	246	4,356	-
1.35%	-	35,926	927	1,613	32,116	1,107	24,804	2,268
1.40%	-	16,481	52	-	5,764	1	5,924	183
1.45%	-	-	430	287	4,373	9	9,872	9,163
1.55%	-	8,465	542	152	17,381	1,938	40,054	3,682
1.60%	-	3,347	1,193	12	20,714	151	33,129	6,192
1.65%	-	-	1,787	134	15,905	1,152	68,618	11,184
1.80%	-	-	2,594	41	19,883	374	36,655	1,068
1.85%	-	-	-	13	3,055	309	4,201	813
1.90%	-	-	703	160	6,846	9	21,071	8,421
1.95%	-	-	415	-	4,577	2	8,906	4,056
2.00%	-	-	112	-	150	140	5,685	323
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	277	746	597	8,012	2,398
2.15%	-	-	1,674	-	7,203	170	8,890	154
2.20%	-	-	-	27	1,802	-	1,713	13
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	1,797	-	-	-	3,033	-
2.35%	-	-	-	-	606	-	3,402	-
2.40%	-	-	-	-	101	-	178	-
2.45%	-	-	231	-	3,323	-	5,829	975
2.50%	-	-	-	-	1,845	-	2,449	1,133
2.85%	-	-	-	-	-	-	-	-

Totals	$68	$84,152	$14,677	$21,050	$184,782	$9,013	$365,354	$71,535

	FIGBP2	GVGMNS	GVHQFA	GVSIA	SBVI	SBVSG2	LPWHY2	OVIGS

0.45%	$307	$-	$5	$8	$-	$-	$279	$-
0.65%	-	-	-	-	-	-	131	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	293	-	57	-	-	-	713	413
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	298	331	1,208	397	-	1,006	3,181	2,423
1.05%	-	-	-	-	-	-	8	-
1.10%	-	-	-	-	-	-	-	-
1.15%	9,006	-	137	20	-	-	170	922
1.20%	24	-	37	1,037	-	407	1,343	1,081
1.25%	15,453	787	3,863	1,631	-	-	4,526	-
1.30%	457	-	2,378	221	23,963	2,601	1,501	3,120
1.35%	12,335	70	3,691	2,364	-	248	2,000	136
1.40%	17	-	33	-	-	-	-	-
1.45%	12,997	2,854	1,485	5,431	-	-	3,060	-
1.55%	5,277	1,238	3,609	250	-	-	3,467	-
1.60%	1,723	873	330	1,024	-	-	2,429	-
1.65%	3,875	432	1,522	552	-	49	6,712	644
1.80%	739	221	146	153	-	-	3,483	-
1.85%	408	1,103	1,252	787	-	-	4,390	-
1.90%	593	357	10	4,397	-	-	3,380	-
1.95%	5	158	1,589	285	-	-	643	-
2.00%	738	-	199	-	-	-	179	-
2.05%	-	-	1,276	-	-	-	-	-
2.10%	455	68	71	30	-	-	2,287	-
2.15%	54	53	71	-	-	-	2,606	-
2.20%	-	-	7	-	-	-	-	-
2.25%	-	-	379	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	2,653	-	-	-	77	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	654	-	-	-	-	-	-
2.50%	-	-	1,067	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$65,054	$9,199	$27,075	$18,587	$23,963	$4,311	$46,565	$8,739

	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.45%	$612	$-	$869	$1,024	$1,258	$2,432	$193	$1,433
0.65%	516	-	213	299	93	1,615	137	525
0.70%	-	-	-	-	-	-	51	65
0.80%	-	-	-	-	-	-	-	-
0.85%	219	1,372	-	159	20	2,615	7	423
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	30	-	-	-	-	187
1.00%	2,783	3,634	1,329	1,769	104	8,528	344	857
1.05%	-	-	-	5	-	-	-	18
1.10%	-	-	-	-	-	-	-	-
1.15%	3,128	41	4,386	1,147	10,417	10,519	382	4,178
1.20%	808	4,223	15	109	-	1,049	587	133
1.25%	12,892	-	5,060	2,285	39,989	38,465	2,924	9,057
1.30%	1,051	4,156	35	221	-	7,889	426	292
1.35%	1,979	1,753	20,240	3,465	18,603	26,866	721	3,698
1.40%	693	-	652	140	2,731	4,787	-	428
1.45%	1,799	-	4,984	317	21,742	8,137	1,621	892
1.55%	4,247	-	21,985	11,613	98,407	57,077	6,144	5,803
1.60%	3,855	-	2,478	3,803	22,812	36,347	4,122	4,550
1.65%	9,862	379	23,736	2,622	18,825	56,462	2,191	5,051
1.80%	4,565	-	3,428	1,102	9,792	14,827	5,679	2,217
1.85%	486	-	1,003	324	9,290	6,705	588	325
1.90%	2,557	-	21,815	2,827	22,972	29,395	2,013	5,557
1.95%	319	-	22,016	655	6,844	14,508	865	4,096
2.00%	19	-	327	256	1,062	1,428	168	46
2.05%	1	-	-	-	6,427	-	-	-
2.10%	2,115	-	1,103	3,406	3,422	2,302	244	1,069
2.15%	1,734	-	2,931	50	2,369	2,236	-	107
2.20%	-	-	-	-	2,886	1,499	-	-
2.25%	-	-	-	-	1,912	-	-	-
2.30%	58	-	-	-	-	-	-	-
2.35%	49	-	257	-	16,630	182	125	-
2.40%	-	-	-	-	-	-	-	-
2.45%	899	-	238	-	39	2,351	35	-
2.50%	1,313	-	1,200	583	5,378	669	29	-
2.85%	-	-	-	-	-	-	-	-

Totals	$58,559	$15,558	$140,330	$38,181	$324,024	$338,890	$29,596	$51,007

	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB	AVIE2	PROUSN	PROAHY

0.45%	$625	$13,298	$13	$-	$-	$-	$121	$50,172
0.65%	209	872	-	-	-	-	4	5,167
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	26	70	-	-	437	91	-	153
0.90%	-	-	-	-	-	-	-	-
0.95%	194	318	41	131	-	-	-	-
1.00%	-	107	-	-	2,874	614	-	795
1.05%	6	-	-	-	-	-	-	87
1.10%	-	-	-	-	-	-	-	-
1.15%	2,105	28,865	1,356	226	2,098	672	870	28,380
1.20%	-	-	-	-	1,255	99	-	113
1.25%	15,808	50,175	1,247	858	-	-	528	124,275
1.30%	-	-	-	-	5,140	307	-	-
1.35%	3,232	94,197	1,434	1,158	102	-	1,520	75,925
1.40%	1,808	9,337	352	432	-	-	123	3,922
1.45%	4,063	3,682	-	-	-	-	-	9,467
1.55%	9,668	57,431	980	1,812	260	-	1,390	65,328
1.60%	22,347	49,031	693	146	-	-	3,921	46,381
1.65%	15,647	73,853	4	157	-	-	183	122,291
1.80%	3,471	9,333	212	340	-	-	256	95,359
1.85%	4,190	2,103	-	-	-	-	64	3,771
1.90%	6,229	20,563	115	-	-	-	1,250	25,718
1.95%	4,642	4,633	35	-	-	-	97	5,961
2.00%	332	75	-	-	-	-	447	1,108
2.05%	-	-	-	-	-	-	-	3
2.10%	1,555	1,456	41	59	-	-	495	5,936
2.15%	1,401	3,638	-	-	-	-	1,965	2,115
2.20%	13	83	-	-	-	-	10	71
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	303	315	-	-	-	-	29	758
2.40%	-	-	-	-	-	-	-	6
2.45%	541	-	-	-	-	-	13	192
2.50%	182	687	-	-	-	-	-	255
2.85%	-	-	-	-	-	-	-	-

Totals	$98,597	$424,122	$6,523	$5,319	$12,166	$1,783	$13,286	$673,709

	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS

0.45%	$100	$34	$280	$1,288	$322	$5,961	$508	$322
0.65%	41	-	260	266	135	253	-	27
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	21	-	-	206	-	858	670
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	48	-	-	-	29	1,235	609
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	380	806	384	788	2,116	6,058	2,645	2,522
1.20%	-	5	5	-	-	-	30	-
1.25%	3,841	2,059	10,103	2,901	12,514	22,330	8,378	13,017
1.30%	-	-	-	-	-	-	-	-
1.35%	644	1,215	2,273	1,219	4,982	4,042	5,562	4,997
1.40%	42	15	39	18	960	62	698	842
1.45%	1,643	837	797	1,058	4,349	1,796	2,238	2,157
1.55%	2,758	3,165	2,145	2,065	12,794	6,005	8,625	6,642
1.60%	4,036	1,724	21,941	1,411	13,556	31,641	22,930	9,306
1.65%	898	1,067	14,872	1,101	4,281	19,378	10,980	10,939
1.80%	6,862	1,247	4,444	995	3,624	12,819	7,135	2,927
1.85%	339	219	1,009	219	795	3,777	2,291	1,306
1.90%	2,319	1,995	3,515	2,879	11,781	6,332	2,711	3,237
1.95%	254	2,044	778	523	5,517	5,164	870	565
2.00%	13	288	878	23	548	611	2,078	518
2.05%	-	-	-	-	-	-	-	1
2.10%	346	2,723	54	419	2,168	11,142	1,506	3,394
2.15%	2	949	7,273	39	6,369	437	1,858	957
2.20%	-	14	-	58	36	73	-	44
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	60	-	561	3,574	-
2.35%	72	5	138	9	18	3,624	2,524	203
2.40%	-	-	-	-	-	-	-	-
2.45%	-	27	465	-	58	1,149	2,911	-
2.50%	-	-	-	-	933	5,956	918	124
2.85%	-	-	-	-	-	-	-	-

Totals	$24,590	$20,507	$71,653	$17,339	$88,062	$149,200	$93,063	$65,326

	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP

0.45%	$1,958	$11	$193	$310	$714	$515	$314	$20
0.65%	402	-	67	220	11	113	-	116
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	49	-	-	329	21	-	8	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	45	637	56	14	48	-
1.05%	6	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,948	2,689	1,093	2,917	3,627	808	2,283	228
1.20%	78	-	-	80	5	-	5	-
1.25%	8,522	3,044	15,209	20,473	13,671	7,300	10,986	5,811
1.30%	-	-	-	-	-	-	-	-
1.35%	3,368	2,501	1,015	7,966	6,829	966	2,448	615
1.40%	360	876	87	759	1,126	480	851	204
1.45%	1,321	3,861	1,117	4,015	1,974	1,064	3,127	2,340
1.55%	4,790	6,095	6,127	25,743	4,941	3,044	6,542	4,650
1.60%	17,754	7,726	21,225	21,028	23,277	1,646	9,366	4,816
1.65%	5,406	3,331	11,723	19,482	14,895	1,483	15,680	2,170
1.80%	5,720	10,363	7,011	10,819	6,475	420	1,034	1,027
1.85%	1,275	1,062	960	3,349	1,246	128	379	469
1.90%	5,160	4,173	2,642	11,337	5,491	2,416	3,295	485
1.95%	2,483	1,264	666	5,325	1,219	595	834	1,636
2.00%	475	174	751	1,566	446	90	542	-
2.05%	59	-	-	-	-	9	-	-
2.10%	7,020	1,595	3,071	4,913	995	94	366	805
2.15%	666	2,146	561	5,889	336	164	68	149
2.20%	-	-	83	54	39	-	-	66
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	251	2,234	-	-	-
2.35%	225	136	214	361	320	-	23	89
2.40%	13	-	-	38	-	-	-	-
2.45%	45	19	224	474	-	-	723	-
2.50%	-	-	239	138	-	-	120	-
2.85%	-	-	-	-	-	-	-	-

Totals	$72,103	$51,066	$74,323	$148,473	$89,948	$21,349	$59,042	$25,696

	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM

0.45%	$2,421	$309	$131	$779	$1,360	$154	$136	$220
0.65%	1,194	142	-	815	-	14	1	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	294	-	-	13
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	629	-	10	-
1.05%	3	-	-	-	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,290	1,977	921	2,791	2,118	903	684	1,481
1.20%	-	-	-	73	24	-	-	-
1.25%	34,305	24,020	7,522	8,820	16,692	814	7,826	283
1.30%	-	-	-	-	-	-	-	-
1.35%	5,891	6,254	3,030	7,074	3,747	1,774	2,662	907
1.40%	5,267	598	145	768	392	100	113	143
1.45%	3,935	3,535	1,385	873	1,449	106	1,709	8
1.55%	9,199	18,498	8,046	9,576	11,232	193	2,316	871
1.60%	21,328	51,003	4,993	4,797	22,486	1,418	7,528	666
1.65%	8,367	19,965	2,259	8,111	21,475	537	1,238	405
1.80%	8,102	12,836	1,228	12,694	5,702	1,685	294	65
1.85%	1,811	192	228	1,000	1,877	35	263	21
1.90%	6,789	27,860	2,239	3,548	10,896	564	785	273
1.95%	666	1,820	461	2,752	3,858	385	395	186
2.00%	796	1,107	305	2,004	693	22	-	102
2.05%	-	659	-	1,084	-	-	-	24
2.10%	1,627	2,765	3,220	7,190	1,698	2,568	1,262	70
2.15%	4,844	41,332	8,579	6,490	541	475	333	213
2.20%	244	-	3	21	21	41	-	28
2.25%	-	196	-	322	-	-	-	-
2.30%	461	68	-	141	-	-	-	40
2.35%	1,021	2,079	32	2,288	431	72	-	52
2.40%	-	-	-	-	35	-	-	39
2.45%	1,131	909	254	93	133	55	-	36
2.50%	-	565	1,070	1,345	14	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$121,692	$218,689	$46,051	$85,449	$107,797	$11,916	$27,555	$6,166

	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU

0.45%	$71	$448	$306	$40	$388	$879	$241	$479
0.65%	25	11	73	116	27	51	205	300
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6	-	285	-	344	-	561	1,070
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	35	-	1,528	-	184	5,813
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	74
1.15%	2,392	87	933	836	1,774	3,192	2,463	2,973
1.20%	-	-	102	-	-	-	25	2,610
1.25%	897	799	10,524	4,399	3,796	13,535	18,287	6,050
1.30%	-	-	-	-	-	-	-	3,913
1.35%	160	975	2,391	6,476	7,844	3,756	7,263	9,052
1.40%	241	291	210	449	457	220	630	742
1.45%	-	119	1,871	726	324	374	3,596	3,279
1.55%	594	202	7,601	4,056	3,721	2,208	10,308	12,231
1.60%	747	330	21,066	7,589	9,982	13,403	23,723	7,567
1.65%	812	1,032	13,448	10,744	3,274	2,295	22,980	12,049
1.80%	26	6,373	12,070	614	16,653	230	12,954	3,440
1.85%	117	106	1,265	936	1	199	3,651	2,853
1.90%	834	452	3,381	1,048	4,211	981	4,887	10,405
1.95%	743	86	2,595	965	58	2,290	1,689	1,552
2.00%	67	73	393	174	442	394	2,140	353
2.05%	10	-	-	-	-	-	734	-
2.10%	75	91	1,898	172	2,816	-	2,423	541
2.15%	315	34	8,155	146	7,126	1,682	3,762	187
2.20%	-	19	-	-	-	241	-	38
2.25%	-	-	-	-	-	-	218	-
2.30%	40	20	188	91	-	34	-	-
2.35%	-	9	482	56	4	1	1,849	112
2.40%	17	-	-	-	-	-	-	-
2.45%	-	-	155	76	65	1,062	301	-
2.50%	-	-	-	-	-	137	1,215	-
2.85%	-	-	-	-	-	-	-	-

Totals	$8,189	$11,557	$89,427	$39,709	$64,835	$47,164	$126,289	$87,683

	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$371	$1,804	$375	$786	$509	$943	$1,703	$257
0.65%	304	215	50	147	68	96	213	94
0.70%	-	-	-	150	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	49	573	-	-	159	-	255	-
0.90%	-	-	-	15	-	95	-	-
0.95%	-	-	-	423	-	-	-	-
1.00%	508	851	-	33	264	23	480	53
1.05%	-	-	4	1	-	1	-	-
1.10%	150	-	-	-	-	-	-	-
1.15%	14,894	24,317	2,448	10,462	14,248	8,745	34,138	2,381
1.20%	313	55	-	104	-	122	-	-
1.25%	13,649	12,534	5,509	9,882	11,863	24,590	10,878	3,020
1.30%	264	-	-	-	-	-	-	-
1.35%	20,644	15,905	4,752	15,869	10,445	17,721	10,669	5,244
1.40%	4,127	1,449	1,739	5,412	667	6,050	802	404
1.45%	4,866	156	1,118	1,190	285	4,815	104	510
1.55%	30,829	41,967	4,784	4,545	38,995	17,344	123,421	3,380
1.60%	8,338	3,696	2,318	5,450	3,660	16,075	8,901	1,067
1.65%	7,179	12,323	939	5,477	4,991	8,482	8,280	1,198
1.80%	1,653	1,922	1,777	4,201	1,508	5,166	2,974	626
1.85%	939	-	61	94	-	1,306	94	62
1.90%	5,507	5,677	10,434	5,706	4,406	6,306	6,827	1,089
1.95%	1,481	5,028	205	707	2,316	2,347	10,333	424
2.00%	1,087	5,336	131	130	5,143	813	3,857	672
2.05%	-	-	-	-	-	-	-	-
2.10%	866	2,152	2,351	1,053	1,170	4,542	1,356	1,628
2.15%	255	1,606	267	507	589	6,344	1,602	420
2.20%	191	433	-	255	34	1,668	5,228	2
2.25%	-	-	-	-	-	-	-	-
2.30%	-	752	-	-	2,957	-	-	-
2.35%	202	-	57	10	-	97	539	2
2.40%	-	-	-	-	-	169	-	-
2.45%	24	1,478	26	133	579	740	599	-
2.50%	600	3,285	136	1	2,307	855	7,043	13
2.85%	-	-	-	-	-	-	-	-

Totals	$119,290	$143,514	$39,481	$72,743	$107,163	$135,455	$240,296	$22,546

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$788	$279	$575	$424	$139	$7	$240	$7,566
0.65%	229	8	67	20	178	-	11	1,626
0.70%	169	-	134	156	-	-	128	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	27	-	102	-	-	-	140
0.90%	61	-	49	13	-	-	-	-
0.95%	536	-	417	286	-	-	389	-
1.00%	9	-	17	-	-	-	-	44
1.05%	-	-	4	-	-	-	1	50
1.10%	-	-	-	-	-	-	-	42
1.15%	19,640	18,045	6,086	8,485	3,512	3,205	8,270	23,256
1.20%	-	108	44	11	64	-	142	-
1.25%	20,691	9,356	5,559	17,772	11,137	237	13,764	11,583
1.30%	-	-	-	-	-	-	-	-
1.35%	35,465	16,996	12,598	19,535	13,086	3,791	19,279	27,379
1.40%	12,813	3,376	6,551	8,413	2,500	1,283	3,681	5,535
1.45%	2,198	465	1,169	5,056	1,939	-	2,161	1,607
1.55%	20,603	15,302	2,829	23,645	12,193	1,217	9,775	9,355
1.60%	13,612	2,701	7,391	55,841	41,857	1,816	7,099	29,185
1.65%	20,146	1,069	1,536	19,250	7,578	241	5,765	17,414
1.80%	5,917	28,405	1,016	23,325	7,969	-	5,212	24,069
1.85%	3,714	868	330	1,444	662	14	599	705
1.90%	16,791	2,415	1,586	30,915	21,784	152	5,786	4,273
1.95%	2,942	855	882	16,931	1,734	60	642	11,465
2.00%	974	238	20	803	29	37	849	3,338
2.05%	15	2	-	2	1	-	5	45
2.10%	676	2,346	1,285	2,538	699	-	1,556	4,725
2.15%	1,147	1,297	-	9,733	509	35	1,056	761
2.20%	344	361	224	403	-	-	768	118
2.25%	-	-	-	-	-	-	-	-
2.30%	2,496	-	-	184	-	-	-	-
2.35%	359	289	71	241	-	-	-	43
2.40%	43	-	-	-	-	-	-	29
2.45%	194	289	40	35	29	-	50	144
2.50%	3	431	3	-	14	-	969	-
2.85%	-	-	-	-	-	-	-	-

Totals	$182,575	$105,528	$50,483	$245,563	$127,613	$12,095	$88,197	$184,497

	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF

0.45%	$1,109	$479	$373	$701	$5	$445	$251	$145
0.65%	41	61	7	476	10	21	48	42
0.70%	148	188	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	113	-	-	40	-	4	26	2
0.90%	70	-	-	-	-	-	-	-
0.95%	283	440	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	3	-	26	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	13,479	7,506	2,868	4,697	1,358	980	2,921	4,425
1.20%	105	99	-	-	-	-	76	-
1.25%	33,474	3,865	2,011	2,319	443	271	1,632	6,326
1.30%	-	-	-	-	-	-	-	-
1.35%	28,894	13,053	4,605	3,103	664	954	2,914	6,139
1.40%	12,556	8,385	2,026	276	53	93	865	862
1.45%	9,304	832	482	56	499	79	1,612	170
1.55%	25,264	7,426	2,932	1,836	2,001	1,623	4,501	3,352
1.60%	20,870	5,444	2,467	3,165	27	968	268	3,335
1.65%	10,354	1,969	1,126	3,440	567	981	671	5,874
1.80%	8,852	5,313	32,157	545	369	529	35,912	2,883
1.85%	1,178	224	270	144	6	13	157	846
1.90%	21,809	5,517	2,948	884	262	1,477	1,623	1,361
1.95%	2,188	1,960	233	4,601	186	135	420	1,512
2.00%	824	88	1,367	890	27	48	132	195
2.05%	-	-	-	7	-	14	20	-
2.10%	6,161	833	1,955	3	-	93	26,662	241
2.15%	3,292	453	198	-	86	652	108	84
2.20%	234	346	8	275	-	-	6,647	-
2.25%	-	-	-	-	-	-	-	-
2.30%	384	70	47	33	-	13	80	111
2.35%	799	179	24	-	-	-	-	-
2.40%	114	-	-	10	-	16	44	3
2.45%	510	3	36	-	-	-	-	-
2.50%	89	4	-	-	-	-	4,282	-
2.85%	-	-	-	-	-	-	-	-

Totals	$202,498	$64,740	$58,140	$27,527	$6,563	$9,410	$91,872	$37,908

	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$206	$186	$83	$778	$5,082	$8,048	$2,574	$2,005
0.65%	1	22	8	517	247	601	209	538
0.70%	-	209	-	-	-	-	-	74
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	54	37	242	59	38
0.90%	-	-	-	-	-	-	-	6
0.95%	-	528	-	-	-	-	-	492
1.00%	-	4	-	739	-	73	-	-
1.05%	-	1	-	-	1	23	-	-
1.10%	-	-	-	283	-	603	717	-
1.15%	2,418	8,917	5,311	9,506	15,080	19,219	45,413	19,358
1.20%	-	151	-	160	5	26	-	42
1.25%	291	3,197	51,817	19,982	44,334	23,440	4,955	21,013
1.30%	-	-	-	978	-	-	-	-
1.35%	3,926	16,721	6,287	14,951	12,152	28,302	46,634	40,510
1.40%	1,086	8,617	1,856	492	3,663	2,566	7,484	25,796
1.45%	274	1,525	59	8,756	343	2,857	283	4,168
1.55%	2,410	8,445	3,310	18,594	13,419	32,224	14,675	19,097
1.60%	2,099	1,513	3,606	9,917	15,569	42,373	2,958	17,332
1.65%	13	3,797	1,084	14,572	4,970	27,593	4,169	16,431
1.80%	159	621	2,518	2,651	5,696	16,089	2,684	11,319
1.85%	261	37	262	1,008	1,433	1,424	649	1,200
1.90%	242	4,947	1,937	3,398	13,871	15,485	3,226	8,164
1.95%	46	120	1,801	2,098	771	4,679	3,251	8,714
2.00%	8	-	834	756	522	5,266	1,216	2,184
2.05%	-	-	-	-	248	113	10	143
2.10%	-	491	1,706	1,336	2,422	9,294	13,280	6,245
2.15%	265	619	1,802	79	1,620	4,714	113	2,072
2.20%	-	406	906	145	44	674	1,218	678
2.25%	-	-	-	-	-	-	-	-
2.30%	-	612	-	254	-	3	121	29
2.35%	-	-	-	5	14	399	-	330
2.40%	-	-	-	-	19	-	4	43
2.45%	3	11	763	-	64	-	58	76
2.50%	-	5	237	1,175	56	-	209	474
2.85%	-	-	-	-	-	-	-	-

Totals	$13,708	$61,702	$86,187	$113,184	$141,682	$246,330	$156,169	$208,571

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$826	$65	$490	$671	$3,616	$3,442	$546	$2,557
0.65%	121	8	41	216	565	612	193	639
0.70%	135	179	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4	-	22	14	7	8	41	-
0.90%	-	-	-	-	-	-	-	-
0.95%	521	376	-	-	90	84	80	75
1.00%	6	-	-	-	-	-	-	-
1.05%	-	-	-	-	32	44	1	13
1.10%	73	-	386	-	-	-	-	-
1.15%	13,248	5,572	8,039	15,130	21,498	17,609	18,151	12,737
1.20%	-	-	62	-	-	98	-	-
1.25%	9,663	2,694	3,379	94,763	52,558	48,852	27,542	26,249
1.30%	-	-	-	-	-	-	-	-
1.35%	21,539	9,335	7,246	14,944	60,682	27,061	29,729	25,907
1.40%	8,064	4,292	762	1,760	14,056	8,118	4,292	3,479
1.45%	1,922	1,389	82	436	14,524	12,078	3,186	3,708
1.55%	12,187	4,885	3,113	4,439	35,397	32,172	19,243	19,860
1.60%	5,635	1,322	4,457	23,796	58,765	96,383	17,895	20,621
1.65%	6,956	513	2,395	4,556	23,083	16,182	22,423	16,579
1.80%	3,939	377	24,613	3,441	14,235	22,195	8,242	18,885
1.85%	1,266	-	345	105	2,544	4,554	649	1,099
1.90%	5,647	2,042	979	11,937	48,275	50,358	27,701	34,213
1.95%	3,370	160	2,232	233	7,526	4,765	4,066	6,655
2.00%	862	-	1,306	589	4,434	1,958	906	322
2.05%	4	-	140	93	79	126	21	53
2.10%	3,160	101	17,965	1,196	6,227	8,781	8,339	8,807
2.15%	867	150	517	1,107	1,128	2,264	264	896
2.20%	276	288	4,832	341	63	5	56	115
2.25%	-	-	-	-	-	-	-	-
2.30%	476	-	-	-	3,022	223	3,677	2,332
2.35%	134	-	311	34	-	848	98	113
2.40%	-	-	16	23	15	16	-	-
2.45%	-	-	58	1,107	714	3,485	625	3,217
2.50%	20	3	2,861	459	248	1,461	-	21
2.85%	-	-	-	-	-	-	-	-

Totals	$100,921	$33,751	$86,649	$181,390	$373,383	$363,782	$197,966	$209,152

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,259	$1,989	$316	$692	$185	$146	$989	$26
0.65%	224	617	52	92	126	102	515	20
0.70%	-	-	-	141	-	137	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	42	-	76	-	-	-	105	2
0.90%	-	-	-	50	34	55	75	-
0.95%	63	-	31	396	-	411	-	-
1.00%	-	4	-	-	-	-	13	-
1.05%	3	9	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,675	5,339	2,760	10,333	3,390	9,470	11,175	4,621
1.20%	-	100	-	56	-	81	76	-
1.25%	24,613	27,358	1,553	10,220	2,150	4,435	16,469	435
1.30%	-	-	-	-	-	-	-	-
1.35%	26,049	10,941	3,516	20,884	2,712	14,195	20,172	502
1.40%	1,923	2,472	561	8,049	964	5,466	8,228	153
1.45%	4,318	2,613	450	2,988	473	930	1,650	936
1.55%	14,220	12,373	1,879	14,625	1,053	4,110	7,090	176
1.60%	10,199	12,590	2,088	7,728	1,404	2,621	10,653	98
1.65%	11,562	33,628	1,059	3,950	695	3,747	7,118	8
1.80%	9,972	12,724	1,015	4,914	853	2,332	9,375	22
1.85%	511	1,231	113	1,597	16	108	2,210	7
1.90%	23,774	8,308	702	21,939	356	6,670	10,152	155
1.95%	3,487	6,068	4,034	1,945	45	208	4,625	61
2.00%	1,201	118	1,259	626	13	390	1,664	83
2.05%	29	48	15	9	-	-	28	1
2.10%	5,354	7,853	958	1,579	777	1,997	1,165	59
2.15%	1,208	567	153	6,575	403	12	1,175	3
2.20%	-	-	-	233	-	614	735	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	63	-	-	524	2,192	4
2.35%	96	-	-	105	-	21	428	-
2.40%	-	-	12	-	17	-	-	4
2.45%	353	1,134	-	1,208	581	-	441	3
2.50%	-	-	-	3	-	3	389	-
2.85%	-	-	-	-	-	-	-	-

Totals	$146,135	$148,084	$22,665	$120,937	$16,247	$58,785	$118,907	$7,379

	GVFRB	RHYS	TRHS2	VWHAS	VWHA	WRASP	WRENG	GSBLMO

0.45%	$280	$713	$-	$-	$337	$510	$-	$12
0.65%	143	-	-	-	1	153	-	2
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	64	-	-
0.85%	-	-	131	1,790	-	678	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	143	-	-
1.00%	-	-	9,316	6,822	-	3,208	2,664	415
1.05%	-	-	-	857	-	-	574	-
1.10%	-	-	-	-	-	-	-	-
1.15%	5,360	846	174	-	1,060	13,629	-	704
1.20%	-	54	7,206	3,482	-	987	810	-
1.25%	22,592	3,334	-	-	8,039	38,990	-	1,179
1.30%	-	-	8,603	4,486	-	1,561	891	574
1.35%	38,539	3,509	1,880	2,254	3,671	33,699	138	1,100
1.40%	1,562	77	-	-	575	17,267	-	32
1.45%	9,429	65	-	-	3,135	13,356	-	1,679
1.55%	34,461	2,042	32	222	8,587	34,853	155	5,548
1.60%	19,897	1,057	-	-	10,365	33,968	-	423
1.65%	9,491	857	497	860	11,039	34,403	108	1,053
1.80%	24,678	2,112	-	-	4,077	6,832	-	319
1.85%	6,445	123	-	-	4,298	7,442	-	236
1.90%	10,040	9,678	-	-	7,696	12,877	-	2,556
1.95%	4,456	165	-	-	3,705	4,044	-	42
2.00%	12,101	7	-	-	299	7,283	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	6,328	225	-	-	2,400	3,086	-	451
2.15%	1,250	-	-	-	611	3,113	-	-
2.20%	1,613	-	-	-	-	3,126	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	15	-	-	-	35	341	-	38
2.40%	470	-	-	-	-	-	-	-
2.45%	1,158	12	-	-	102	324	-	-
2.50%	-	-	-	-	62	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$210,308	$24,876	$27,839	$20,773	$70,094	$275,937	$5,340	$16,363

CAF2

0.45%	$50
0.65%	3
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	938
1.20%	-
1.25%	1,177
1.30%	-
1.35%	348
1.40%	113
1.45%	287
1.55%	689
1.60%	438
1.65%	727
1.80%	342
1.85%	25
1.90%	1,230
1.95%	88
2.00%	54
2.05%	1
2.10%	114
2.15%	522
2.20%	-
2.25%	-
2.30%	120
2.35%	67
2.40%	-
2.45%	106
2.50%	1,156
2.85%	-

Totals	$8,595

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $4,727,648 and $29,462,526, respectively, and total transfers from the Account to the fixed account were $4,746,229 and $29,582,514, respectively.

Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $627,671 and $1,270,117 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $232,170 and $433,647 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,817,101 and $1,599,625 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,791,532,650	$-	$-	$1,791,532,650

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	$3,907,470	$655,588
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,894,179	1,205,769
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	334,190	202,407
Global Small Capitalization Fund - Class 4 (AMVGS4)	1,493,171	756,616
Insurance Series(R) - International Fund: Class 4 (AMVI4)	1,156,645	193,803
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	5,947,692	886,160
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	1,214,633	174,140
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	5,672,896	1,734,098
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	9,315,240	3,623,263
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	649,482	75,403
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	2,738,598	214,778
Global Allocation V.I. Fund - Class III (MLVGA3)	3,651,610	6,585,892
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	261,408	180,338
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	905,843	685,246
VIP Small Cap Value Series: Service Class (DWVSVS)	834,203	109,741
Floating-Rate Income Fund (ETVFR)	10,636,457	4,487,284
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,352,827	54,017
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	12,186,712	5,317,762
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,408,417	4,592,486
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	2,271,698	1,532,203
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,051,327	1,969,841
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	671,781	993,483
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	3,089,159	1,178,644
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	677,648	9,077
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	356,106	1,220
Balanced Portfolio: Service Shares (JABS)	1,944,947	50,967
Enterprise Portfolio: Service Shares (JAMGS)	1,901,871	402,974
Flexible Bond Portfolio: Service Shares (JAFBS)	2,716,135	226,916
Global Technology Portfolio: Service Shares (JAGTS)	1,248,528	89,566
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	6,349,266	1,980,985
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	467,676	50,255
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	2,880,273	873,917
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	3,497,185	415,513
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)	765,314	9,971
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	966,861	121,524
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	1,268,279	44,054
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,214,322	807,505
Utilities Series - Service Class (MVUSC)	812,049	107,681
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	4,398,766	368,858
The Merger Fund VL (MGRFV)	1,575,297	826,364
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	3,503,188	1,316,522
Emerging Markets Debt Portfolio - Class II (MSEMB)	3,780,181	1,805,885
MSVGT2 (MSVGT2)	547,292	623,438
Global Real Estate Portfolio - Class II (VKVGR2)	5,045,935	1,664,159
NVIT Bond Index Fund Class I (NVBX)	33,569,587	29,522,886
NVIT International Index Fund Class I (NVIX)	7,236,472	1,504,414
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	457,475	108,957
NVIT Flexible Fixed Income Fund Class P (NVFIP)	487,286	247,023
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	2,449,277	134,407
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	475,417	338,459
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	495,352	13,086
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,467,988	102,545
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	18,642,553	7,591,837
American Funds NVIT Bond Fund - Class II (GVABD2)	2,404,167	47,999
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,757,925	122,893
American Funds NVIT Growth Fund - Class II (GVAGR2)	4,355,421	538,919
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	3,373,866	437,372
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,054,524	4,777,923
NVIT Emerging Markets Fund - Class I (GEM)	1,865,353	2,125,770
NVIT Emerging Markets Fund - Class II (GEM2)	149,998	94,445
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	339,811	9,260
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	349,887	157,555
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	169,813	13,736
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,149,838	3,637,518
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	4,791,196	3,790,228
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	2,993,300	2,240,039
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	6,380,530	5,165,393
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	13,011,773	15,071,283
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	5,794,649	10,333,838
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	3,939,935	3,519,351
NVIT Core Bond Fund - Class II (NVCBD2)	1,845,226	23,618
NVIT Core Plus Bond Fund - Class II (NVLCP2)	16,967,571	16,725,337
NVIT Nationwide Fund - Class I (TRF)	2,775,972	5,059,908
NVIT Nationwide Fund - Class II (TRF2)	390,728	1,930
NVIT Government Bond Fund - Class I (GBF)	24,869,313	24,991,817
NVIT Government Bond Fund - Class II (GBF2)	720,638	107,666
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,505,946	1,788,347
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,631,578	916,153
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,321,536	1,605,051
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	11,536,509	8,533,201
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,267,469	14,133,319
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,711,491	1,280,870
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,177,667	2,341,991
NVIT Mid Cap Index Fund - Class I (MCIF)	17,395,898	6,235,194
NVIT Money Market Fund - Class I (SAM)	5	811
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,307,746	1,534,877
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,037,180	1,595,213
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,013,478	1,553,829
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	9,956,828	2,193,569
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	10,571	146,215
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	3,026,104	5,236,129
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	10,050,619	5,761,677
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,226,080	1,377,729
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	243,345	64,428
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,474,501	4,679,417
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	470,877	93,933
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,954,098	758,336
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	228,381	71,311
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,338,060	4,678,491
NVIT Short Term Bond Fund - Class II (NVSTB2)	11,892,379	6,228,358
NVIT Large Cap Growth Fund - Class II (NVOLG2)	4,184,677	489,950
Templeton NVIT International Value Fund - Class III (NVTIV3)	220,986	59,429
Invesco NVIT Comstock Value Fund - Class II (EIF2)	265,664	174,476
NVIT Real Estate Fund - Class II (NVRE2)	2,302,193	2,070,875
NVIT Money Market Fund - Class II (NVMM2)	743,212,191	812,964,010
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,024,036	1,281,580
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	351,364	225,469
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	477,240	415,295
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	186,693	410,332
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	1,469,334	243,553
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	345,242	143,047
NVIT Small Cap Index Fund Class II (NVSIX2)	11,650,984	3,016,927
NVIT S&P 500 Index Fund Class I (GVEX1)	92,016,689	44,859,026
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	452,249	6,845
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	256,092	66,259
7Twelve Balanced Portfolio (NO7TB)	321,623	289,301
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,422,626	1,663,903
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	425,228	1,640,536
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	20,109,118	13,984,630
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	1,082,893	2,073,221
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	1,420,940	386,967
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	352,796	889,954
VP Income & Growth Fund - Class I (ACVIG)	5,471,688	4,683,288
VP Inflation Protection Fund - Class II (ACVIP2)	6,302,113	5,529,488
VP Ultra(R) Fund - Class I (ACVU1)	369,039	503,456
VP Value Fund - Class I (ACVV)	14,734,842	8,344,665
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,271,897	586,452
Quality Bond Fund II - Primary Shares (FQB)	187	76
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,028,903	1,603,101
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	143,709	1,051,477
VIP Balanced Portfolio - Service Class 2 (FB2)	4,685,016	914,007
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	6,752,331	5,572,972
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	3,345,642	77,710
VIP Growth Portfolio - Service Class 2 (FG2)	24,095,523	28,965,244
VIP High Income Portfolio - Service Class 2 (FHI2)	11,909,976	7,238,567
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	12,925,547	10,587,712
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	186,557	35,055
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	2,791,828	2,520,265
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	584,601	228,739
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	58,482	436,659
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	650,258	61,937
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	2,824,145	1,616,753
International Growth Fund/VA - Service Shares (OVIGS)	886,234	151,517
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	1,672,307	2,913,791
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,818,359	210,695
All Asset Portfolio - Advisor Class (PMVAAD)	7,627,743	5,320,957
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,716,045	4,132,580
Low Duration Portfolio - Advisor Class (PMVLAD)	16,914,533	22,845,142
Total Return Portfolio - Advisor Class (PMVTRD)	23,429,240	21,447,226
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,975,843	848,817
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,042,242	4,302,275
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	1,727,012	2,782,916
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	76,778,478	62,144,708
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	465,715	546,976
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	17,391	81,401
VT Equity Income Fund: Class IB (PVEIB)	1,128,592	40,667
VI International Growth Fund - Series II Shares (AVIE2)	203,369	2,213
VP UltraShort NASDAQ-100 (PROUSN)	30,357,586	29,974,116
VP Access High Yield Fund (PROAHY)	184,549,205	159,729,457
VP Asia 30 (PROA30)	4,310,945	5,182,930
VP Banks (PROBNK)	8,694,469	7,102,578
VP Basic Materials (PROBM)	16,384,506	11,329,907
VP Bear (PROBR)	29,177,090	28,841,525
VP Biotechnology (PROBIO)	9,344,612	10,753,627
VP Bull (PROBL)	128,780,823	141,210,004
VP Consumer Goods (PROCG)	7,653,037	11,450,718
VP Consumer Services (PROCS)	6,884,294	6,044,270
VP Emerging Markets (PROEM)	24,738,828	22,695,824
VP Europe 30 (PROE30)	4,684,908	5,973,224
VP Financials (PROFIN)	13,561,127	16,658,055
VP Health Care (PROHC)	12,099,555	15,001,109
VP Industrials (PROIND)	27,934,217	23,002,660
VP International (PROINT)	5,262,074	5,305,242
VP Internet (PRONET)	2,948,076	4,988,183
VP Japan (PROJP)	2,646,800	3,738,077
VP NASDAQ-100 (PRON)	54,473,061	58,502,205
VP Oil & Gas (PROOG)	12,777,573	11,962,964
VP Pharmaceuticals (PROPHR)	4,481,506	5,927,041
VP Precious Metals (PROPM)	19,030,118	18,743,579
VP Real Estate (PRORE)	18,673,179	23,541,799
VP Rising Rates Opportunity (PRORRO)	14,650,770	12,114,342
VP Semiconductor (PROSCN)	8,246,714	6,562,126
VP Short Emerging Markets (PROSEM)	7,568,581	7,589,130
VP Short International (PROSIN)	5,675,641	5,407,513
VP Short NASDAQ-100 (PROSN)	14,709,115	13,981,392
VP Technology (PROTEC)	9,084,006	12,699,121
VP Telecommunications (PROTEL)	14,159,021	13,419,265
VP U.S. Government Plus (PROGVP)	31,690,325	33,289,204
VP UltraNASDAQ-100 (PROUN)	30,013,927	27,970,206
VP Utilities (PROUTL)	25,658,414	24,481,094
Global Managed Futures Strategy (RVMFU)	3,129,187	3,165,162
Variable Fund - Long Short Equity Fund (RSRF)	964,113	3,868,354
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)	1,367,026	14,304,789
Variable Trust - Banking Fund (RBKF)	12,571,806	10,996,649
Variable Trust - Basic Materials Fund (RBMF)	17,214,666	14,396,060
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)	1,557,521	9,760,112
Variable Trust - Biotechnology Fund (RBF)	16,471,483	20,304,430
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)	7,092,058	25,867,628
Variable Trust - Commodities Strategy Fund (RVCMD)	3,185,755	2,809,885
Variable Trust - Consumer Products Fund (RCPF)	15,459,389	22,548,846
Variable Trust - Dow 2x Strategy Fund (RVLDD)	84,177,903	91,008,712
Variable Trust - Electronics Fund (RELF)	8,057,913	7,658,764
Variable Trust - Energy Fund (RENF)	29,528,521	28,628,320
Variable Trust - Energy Services Fund (RESF)	16,727,045	16,821,731
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	6,010,331	6,179,737
Variable Trust - Financial Services Fund (RFSF)	14,515,893	13,683,731
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	94,277,002	97,822,873
Variable Trust - Health Care Fund (RHCF)	11,477,589	17,494,943
Variable Trust - Internet Fund (RINF)	12,494,804	12,985,927
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	78,587,167	77,879,978
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	24,280,826	24,892,631
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	3,704,097	3,780,928
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	13,419,964	13,158,608
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	148,619,074	139,057,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	23,256,126	23,727,011
Variable Trust - Japan 2x Strategy Fund (RLCJ)	8,395,685	9,024,827
Variable Trust - Leisure Fund (RLF)	7,788,727	10,493,086
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	16,508,273	13,514,151
Variable Fund - Multi-Hedge Strategies (RVARS)	1,700,319	2,734,699
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	54,769,460	66,374,526
Variable Trust - NASDAQ-100(R) Fund (ROF)	58,132,467	64,203,510
Variable Trust - Nova Fund (RNF)	74,943,235	70,833,485
Variable Trust - Precious Metals Fund (RPMF)	42,579,317	45,872,353
Variable Trust - Real Estate Fund (RREF)	23,030,809	25,364,999
Variable Trust - Retailing Fund (RRF)	4,905,524	5,672,574
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	128,163,878	127,675,005
Variable Trust - S&P 500 2x Strategy Fund (RTF)	55,820,609	49,105,119
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	42,138,048	60,591,188
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	40,549,729	33,548,876
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	38,129,939	47,111,231
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	31,292,430	23,216,233
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	16,132,612	20,222,797
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	28,488,561	22,491,554
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	7,123,816	6,134,441
Variable Trust - Technology Fund (RTEC)	9,807,687	9,586,102
Variable Trust - Telecommunications Fund (RTEL)	6,520,674	6,728,233
Variable Trust - Transportation Fund (RTRF)	6,889,668	4,221,758
Variable Trust - Utilities Fund (RUTL)	21,902,373	25,555,696
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	2,081,256	2,345,877
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	20,375,767	11,703,677
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	11,943,542	10,822,600
Health Sciences Portfolio - II (TRHS2)	2,532,709	196,263
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	1,930,854	221,553
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	3,143,579	2,356,442
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,197,908	5,274,705
Variable Insurance Portfolios - Energy (WRENG)	755,001	102,768
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)	1,166,337	3,061,267
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)	290,080	3,215,444

	$3,776,342,424	$3,633,810,033

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2016	0.85%	to	1.65%	373,806	$10.73	to	$10.61	$3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416			10.37	159,842	0.00%			3.65%	****
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
Global Small Capitalization Fund - Class 4 (AMVGS4)
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) - International Fund: Class 4 (AMVI4)
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
2012	0.45%	to	2.45%	1,703,212	11.22	to	10.63	18,765,559	1.30%	9.47%	to	7.27%
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
2012	0.45%	to	2.35%	76,969	10.09	to	9.59	757,682	0.00%	-2.54%	to	-4.40%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Floating-Rate Income Fund (ETVFR)
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2016	0.85%	to	1.65%	148,880	$10.91	to	$10.78	$1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
2012	0.45%	to	2.45%	288,602	11.79	to	11.17	3,369,370	2.27%	14.81%	to	12.50%
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%	****
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2016	0.85%	to	1.35%	361,756	$10.15	to	$10.07	$3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
2012	0.45%	to	2.10%	65,019	10.36	to	10.07	665,915	1.72%	8.77%	to	6.96%
Utilities Series - Service Class (MVUSC)
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%			0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
2012	0.45%	to	2.45%	116,382	12.17	to	11.77	1,399,443	2.00%	17.34%	to	14.98%
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%
2012	0.45%	to	2.10%	23,083	10.12	to	9.84	229,892	1.84%	13.18%	to	11.30%
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
2012	0.45%	to	2.45%	147,631	10.79	to	10.43	1,569,234	0.46%	29.36%	to	26.75%
NVIT Bond Index Fund Class I (NVBX)
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2016	1.00%	to	2.10%	298,392	$10.25	to	$9.95	$3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2016	1.00%	to	1.95%	132,510	9.97	to	9.71	1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
2012	0.45%	to	2.45%	463,618	10.81	to	10.45	4,926,147	1.34%	15.19%	to	12.88%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.45%	to	2.10%	535,941	$16.47	to	$14.74	$8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
2012	1.15%	to	1.90%	17,631	11.43	to	11.20	198,613	1.07%	14.81%	to	13.94%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
2012	0.45%	to	2.15%	217,237	11.44	to	10.92	2,507,709	1.54%	10.56%	to	8.67%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
2012	1.15%	to	2.20%	225,897	11.37	to	11.05	2,548,266	1.34%	12.33%	to	11.14%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
2012	0.45%	to	2.30%	685,218	11.18	to	10.63	7,479,943	1.84%	7.01%	to	5.02%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
2012	0.45%	to	2.50%	311,040	11.51	to	10.89	3,517,624	1.20%	11.86%	to	9.55%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%
2012	0.45%	to	2.10%	133,371	11.60	to	11.10	1,511,711	1.14%	14.07%	to	12.17%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
2012	0.45%	to	2.85%	222,877	11.39	to	10.67	2,488,745	1.89%	9.55%	to	6.90%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
2012	0.45%	to	2.45%	635,977	11.01	to	10.64	6,868,065	2.23%	6.63%	to	4.49%
NVIT Nationwide Fund - Class I (TRF)
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class II (TRF2)
2016	1.00%	to	1.65%	44,266	$10.51	to	$10.41	$464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2016			1.30%	6,519			9.17	59,747	0.01%			-1.29%
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
2012			1.30%	8,730			9.66	84,301	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
2012	0.45%	to	2.45%	146,827	11.61	to	10.99	1,708,592	0.37%	15.00%	to	12.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.45%	to	2.50%	456,845	$18.46	to	$16.07	$7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
2012	0.45%	to	2.20%	103,904	12.07	to	11.51	1,216,799	0.30%	15.62%	to	13.58%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
2012	0.45%	to	2.15%	85,985	11.30	to	10.80	950,777	1.62%	17.06%	to	15.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
2012	1.15%	to	1.60%	18,910	16.60	to	16.33	311,905	0.00%	13.58%	to	13.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%
2012	0.45%	to	2.35%	142,567	12.26	to	11.65	1,701,976	0.00%	14.13%	to	11.94%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
2012	0.45%	to	2.10%	117,223	12.22	to	11.69	1,397,941	1.58%	15.82%	to	13.90%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.45%	to	2.50%	1,490,755	$10.41	to	$9.26	$14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
2012	0.45%	to	2.45%	648,630	10.32	to	9.98	6,575,235	1.70%	3.06%	to	0.98%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
2012	0.45%	to	2.55%	20,569,054	9.86	to	9.24	196,942,746	0.00%	-0.45%	to	-2.56%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013	1.35%	to	1.30%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013	1.35%	to	1.30%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013	1.35%	to	1.30%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.45%	to	2.50%	7,162,296	$11.34	to	$10.84	$79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
2012	0.45%	to	1.90%	130,290	9.68	to	9.60	1,251,899	0.00%	-3.24%	to	-4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
2012	0.45%	to	2.35%	2,580,347	10.26	to	10.16	26,301,442	0.00%	2.65%	to	1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%			-0.72%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
2012	0.45%	to	2.15%	277,177	10.31	to	10.02	2,797,736	1.06%	12.86%	to	10.93%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
2012	0.45%	to	2.50%	854,035	11.44	to	11.05	9,618,190	2.50%	6.90%	to	4.69%
VP Ultra(R) Fund - Class I (ACVU1)
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2016	0.45%	to	2.50%	476,403	$12.19	to	$11.53	$5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2016			1.30%	300			17.57	5,271	3.54%			2.48%
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
2012			1.30%	302			17.05	5,148	4.02%			8.29%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%
2012	0.45%	to	2.10%	135,649	10.22	to	9.94	1,370,416	1.63%	11.73%	to	9.87%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2016			1.30%	111,959			15.09	1,689,874	1.36%			11.54%
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%
2012			1.30%	196,403			9.80	1,924,572	2.18%			14.99%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2016	0.45%	to	2.35%	363,716	$10.61	to	$9.88	$3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
International Growth Fund/VA - Service Shares (OVIGS)
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
2012	0.45%	to	2.45%	1,116,827	10.96	to	10.60	12,010,027	5.62%	14.29%	to	11.99%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
2012	0.45%	to	2.50%	194,743	12.39	to	11.72	2,366,621	5.86%	4.76%	to	2.59%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%
2012	0.45%	to	2.50%	1,391,273	10.40	to	10.05	14,200,810	1.77%	5.27%	to	3.10%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
2012	0.45%	to	2.50%	3,032,974	10.97	to	10.59	32,658,037	2.46%	9.01%	to	6.76%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
2012	0.45%	to	2.40%	198,165	11.87	to	11.26	2,296,512	2.48%	4.65%	to	2.60%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
2012	0.45%	to	2.50%	1,109,109	13.21	to	12.50	14,300,058	4.82%	17.24%	to	14.82%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
2012	0.45%	to	2.45%	421,386	12.46	to	11.80	5,124,656	1.59%	6.38%	to	4.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2016	0.45%	to	2.50%	2,423,168	$14.71	to	$12.81	$33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
2012	0.45%	to	2.45%	4,473,575	12.44	to	11.79	54,386,699	5.59%	13.68%	to	11.39%
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
2012	0.45%	to	2.10%	173,846	9.52	to	9.11	1,615,679	0.23%	11.16%	to	9.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%
2012	1.15%	to	2.45%	193,894	12.00	to	11.58	2,340,894	5.23%	14.36%	to	12.85%
VT Equity Income Fund: Class IB (PVEIB)
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
VI International Growth Fund - Series II Shares (AVIE2)
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
VP UltraShort NASDAQ-100 (PROUSN)
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
2012	1.15%	to	2.45%	280,253	3.64	to	3.51	1,000,554	0.00%	-35.97%	to	-36.82%
VP Access High Yield Fund (PROAHY)
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
2012	0.45%	to	2.45%	5,021,067	12.72	to	12.06	62,207,797	4.74%	13.61%	to	11.32%
VP Asia 30 (PROA30)
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
2012	0.65%	to	2.15%	276,877	9.29	to	8.92	2,518,717	0.00%	14.73%	to	12.99%
VP Banks (PROBNK)
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
2012	1.15%	to	2.15%	155,165	9.85	to	9.68	1,516,565	0.00%	31.87%	to	30.53%
VP Basic Materials (PROBM)
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
2012	1.15%	to	2.15%	208,000	8.29	to	8.15	1,709,693	0.20%	7.24%	to	6.15%
VP Bear (PROBR)
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
2012	0.45%	to	2.35%	149,740	6.80	to	6.46	992,882	0.00%	-16.97%	to	-18.56%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Biotechnology (PROBIO)
2016	0.45%	to	2.50%	199,002	$24.69	to	$21.94	$4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
2012	0.45%	to	2.15%	473,197	13.18	to	12.80	6,141,389	0.00%	40.07%	to	37.68%
VP Bull (PROBL)
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
2012	0.45%	to	2.45%	1,418,158	11.77	to	11.15	16,287,866	0.00%	13.38%	to	11.09%
VP Consumer Goods (PROCG)
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%
2012	0.45%	to	2.45%	68,405	10.97	to	10.61	737,174	1.31%	10.36%	to	8.14%
VP Consumer Services (PROCS)
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
2012	0.85%	to	2.40%	94,015	11.70	to	11.40	1,087,057	0.00%	21.06%	to	19.16%
VP Emerging Markets (PROEM)
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
2012	0.45%	to	2.45%	576,322	9.39	to	8.90	5,280,262	0.99%	6.09%	to	3.95%
VP Europe 30 (PROE30)
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
2012	0.45%	to	2.35%	185,175	11.22	to	10.66	2,032,880	1.09%	16.07%	to	13.85%
VP Financials (PROFIN)
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
2012	1.15%	to	2.45%	64,514	10.21	to	9.99	652,782	0.22%	23.29%	to	21.67%
VP Health Care (PROHC)
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
2012	1.15%	to	2.50%	113,070	11.15	to	10.90	1,251,835	0.33%	16.05%	to	14.46%
VP Industrials (PROIND)
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
2012	0.45%	to	2.45%	196,512	10.12	to	9.79	1,948,860	0.33%	15.28%	to	12.96%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International (PROINT)
2016	0.45%	to	2.15%	184,497	$11.08	to	$9.88	$1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
2012	0.45%	to	2.45%	320,958	10.75	to	10.19	3,347,319	0.00%	15.41%	to	13.09%
VP Internet (PRONET)
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
2012	1.15%	to	2.15%	51,684	10.02	to	9.85	514,948	0.00%	18.38%	to	17.18%
VP Japan (PROJP)
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
2012	0.45%	to	2.15%	152,930	8.91	to	8.51	1,317,530	0.00%	22.40%	to	20.30%
VP NASDAQ-100 (PRON)
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%
2012	0.45%	to	2.45%	385,195	12.66	to	12.00	4,763,244	0.00%	15.71%	to	13.38%
VP Oil & Gas (PROOG)
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
2012	0.45%	to	2.45%	311,471	11.61	to	11.00	3,516,237	0.09%	2.43%	to	0.37%
VP Pharmaceuticals (PROPHR)
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
2012	0.45%	to	2.45%	94,784	11.64	to	11.25	1,085,763	0.92%	11.35%	to	9.11%
VP Precious Metals (PROPM)
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
2012	0.45%	to	2.45%	410,943	7.09	to	6.85	2,862,803	0.00%	-14.93%	to	-16.65%
VP Real Estate (PRORE)
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
2012	0.45%	to	2.50%	307,573	10.88	to	10.51	3,286,004	2.70%	16.64%	to	14.24%
VP Rising Rates Opportunity (PRORRO)
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
2012	0.45%	to	2.45%	174,521	5.10	to	4.84	864,364	0.00%	-7.35%	to	-9.22%
VP Semiconductor (PROSCN)
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
2012	0.45%	to	1.65%	13,309	8.45	to	8.28	110,521	0.32%	-4.60%	to	-5.75%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Short Emerging Markets (PROSEM)
2016	1.15%	to	2.30%	16,032	$6.78	to	$6.27	$106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
2012	1.15%	to	2.30%	63,269	7.84	to	7.60	491,393	0.00%	-14.05%	to	-15.05%
VP Short International (PROSIN)
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
2012	1.15%	to	2.30%	58,276	6.79	to	6.58	390,351	0.00%	-21.08%	to	-22.00%
VP Short NASDAQ-100 (PROSN)
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%
2012	1.15%	to	2.30%	81,510	6.17	to	5.98	494,350	0.00%	-19.73%	to	-20.67%
VP Technology (PROTEC)
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
2012	0.45%	to	2.30%	190,108	10.24	to	9.93	1,912,005	0.00%	9.81%	to	7.77%
VP Telecommunications (PROTEL)
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
2012	1.15%	to	2.15%	363,734	10.97	to	10.79	3,982,906	0.12%	15.17%	to	14.01%
VP U.S. Government Plus (PROGVP)
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
2012	0.45%	to	2.15%	211,249	15.22	to	14.53	3,136,876	0.00%	0.52%	to	-1.20%
VP UltraNASDAQ-100 (PROUN)
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
2012	0.45%	to	2.45%	92,860	14.99	to	14.20	1,354,071	0.00%	33.15%	to	30.47%
VP Utilities (PROUTL)
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
2012	0.45%	to	2.50%	163,570	10.84	to	10.47	1,734,505	1.99%	-0.31%	to	-2.37%
Global Managed Futures Strategy (RVMFU)
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
2012	0.45%	to	2.55%	506,656	7.18	to	6.58	3,479,836	0.00%	-11.60%	to	-13.48%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Fund - Long Short Equity Fund (RSRF)
2016	0.45%	to	2.50%	562,396	$10.70	to	$9.96	$7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
2012	0.45%	to	2.55%	594,453	8.85	to	8.92	7,197,791	0.00%	3.96%	to	1.76%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
2012	0.45%	to	2.50%	1,064,254	9.94	to	9.42	10,631,772	0.00%	13.19%	to	10.86%
Variable Trust - Banking Fund (RBKF)
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
2012	0.45%	to	2.50%	584,843	5.06	to	4.15	3,684,231	0.24%	23.66%	to	21.11%
Variable Trust - Basic Materials Fund (RBMF)
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%
2012	0.45%	to	2.50%	317,742	10.82	to	12.72	7,003,662	0.00%	10.22%	to	7.95%
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
2012	0.45%	to	2.50%	803,979	10.20	to	9.07	7,703,594	1.12%	11.91%	to	9.60%
Variable Trust - Biotechnology Fund (RBF)
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
2012	0.45%	to	2.50%	442,089	18.17	to	14.01	6,648,173	0.00%	35.37%	to	32.58%
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
2012	0.45%	to	2.50%	1,398,310	10.57	to	9.60	14,164,565	1.63%	10.29%	to	8.01%
Variable Trust - Commodities Strategy Fund (RVCMD)
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
2012	0.45%	to	2.55%	929,892	6.59	to	5.46	4,541,338	0.00%	-1.85%	to	-3.93%
Variable Trust - Consumer Products Fund (RCPF)
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%			25.05%
2012	0.45%	to	2.50%	382,444	14.01	to	14.31	7,652,079	1.19%	8.56%	to	6.31%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
2012	0.45%	to	2.50%	633,796	7.86	to	9.23	6,909,061	0.00%	16.62%	to	14.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Electronics Fund (RELF)
2016	0.45%	to	2.45%	352,421	$14.62	to	$11.44	$4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
2012	1.15%	to	2.50%	298,819	7.01	to	5.93	2,056,409	0.00%	-0.16%	to	-1.48%
Variable Trust - Energy Fund (RENF)
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
2012	0.45%	to	2.50%	384,516	9.52	to	10.36	8,364,527	0.00%	1.94%	to	-0.16%
Variable Trust - Energy Services Fund (RESF)
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
2012	0.45%	to	2.45%	241,614	8.33	to	9.57	5,828,967	0.00%	-0.05%	to	-2.06%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
2012	0.45%	to	2.15%	724,600	5.74	to	10.88	6,751,752	1.30%	21.11%	to	19.04%
Variable Trust - Financial Services Fund (RFSF)
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
2012	0.45%	to	2.50%	545,150	6.48	to	5.69	4,530,810	0.20%	22.13%	to	19.61%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%
2012	0.45%	to	2.55%	587,510	17.09	to	14.39	10,996,570	0.78%	2.54%	to	0.37%
Variable Trust - Health Care Fund (RHCF)
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
2012	0.45%	to	2.50%	528,331	12.21	to	11.14	7,252,714	0.00%	16.64%	to	14.23%
Variable Trust - Internet Fund (RINF)
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
2012	0.45%	to	2.50%	185,142	11.70	to	11.49	3,319,461	0.00%	18.79%	to	16.34%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
2012	1.15%	to	2.50%	1,663,040	2.03	to	2.25	3,259,130	0.00%	-23.35%	to	-24.40%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2016	0.45%	to	2.45%	452,215	$3.47	to	$3.06	$1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
2012	0.45%	to	2.50%	869,975	4.25	to	4.06	3,218,671	0.00%	-6.62%	to	-8.55%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
2012	1.15%	to	2.15%	163,777	3.39	to	3.11	532,489	0.00%	-19.30%	to	-20.12%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
2012	0.45%	to	2.15%	1,229,953	4.70	to	2.47	2,556,769	0.00%	-19.01%	to	-20.40%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
2012	0.45%	to	2.50%	353,496	4.55	to	3.86	1,111,165	0.00%	-18.52%	to	-20.21%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
2012	0.45%	to	2.50%	1,072,355	6.24	to	5.10	4,048,971	0.00%	-17.35%	to	-19.06%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%
2012	1.15%	to	2.00%	246,456	8.86	to	8.04	2,124,721	0.00%	18.72%	to	17.70%
Variable Trust - Leisure Fund (RLF)
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
2012	0.45%	to	2.50%	283,744	11.01	to	10.70	5,168,194	0.00%	20.77%	to	18.28%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
2012	0.45%	to	2.50%	321,813	10.24	to	9.74	6,437,591	0.00%	23.77%	to	21.21%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
2012	0.45%	to	2.55%	901,230	8.69	to	8.03	7,991,268	0.68%	1.76%	to	-0.39%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
2012	0.45%	to	2.50%	458,586	11.63	to	11.97	5,970,633	0.00%	33.52%	to	30.77%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - NASDAQ-100(R) Fund (ROF)
2016	0.45%	to	2.35%	540,704	$23.10	to	$28.11	$16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
2012	0.45%	to	2.55%	436,120	12.97	to	12.84	7,425,414	0.00%	16.24%	to	13.79%
Variable Trust - Nova Fund (RNF)
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
2012	0.45%	to	2.55%	841,905	8.55	to	8.63	9,379,489	0.00%	21.69%	to	19.12%
Variable Trust - Precious Metals Fund (RPMF)
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
2012	0.45%	to	2.50%	885,640	10.48	to	10.24	19,661,667	0.00%	-4.53%	to	-6.50%
Variable Trust - Real Estate Fund (RREF)
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
2012	0.45%	to	2.50%	680,026	10.17	to	9.06	12,388,116	1.15%	17.81%	to	15.38%
Variable Trust - Retailing Fund (RRF)
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
2012	1.15%	to	2.50%	162,131	18.29	to	11.66	2,891,298	0.00%	15.43%	to	13.85%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%
2012	0.45%	to	2.50%	279,441	8.96	to	8.09	4,500,142	0.00%	21.55%	to	19.04%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
2012	0.45%	to	2.50%	582,339	6.93	to	7.21	5,226,163	0.00%	28.80%	to	26.15%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
2012	0.45%	to	2.50%	1,437,364	12.31	to	11.26	18,360,948	0.00%	12.80%	to	10.47%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
2012	0.45%	to	2.50%	1,057,510	10.02	to	9.94	13,120,094	0.39%	21.68%	to	19.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2016	0.45%	to	2.45%	509,527	$20.60	to	$17.19	$11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
2012	0.45%	to	2.50%	995,696	15.28	to	13.78	18,018,082	0.00%	15.53%	to	13.15%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
2012	0.45%	to	2.30%	483,777	10.42	to	12.98	6,630,169	0.00%	16.46%	to	14.29%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
2012	0.45%	to	2.45%	870,994	11.96	to	10.97	12,741,235	0.00%	10.11%	to	7.89%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
2012	0.45%	to	2.50%	498,760	10.27	to	9.15	6,290,002	0.00%	19.84%	to	17.36%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
2012	1.00%	to	2.30%	567,154	6.61	to	5.28	3,204,951	0.00%	-7.22%	to	-8.44%
Variable Trust - Technology Fund (RTEC)
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%
2012	0.45%	to	2.50%	354,947	9.47	to	9.09	4,670,093	0.00%	11.48%	to	9.18%
Variable Trust - Telecommunications Fund (RTEL)
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
2012	0.45%	to	2.10%	119,021	6.73	to	10.79	923,565	1.56%	4.39%	to	2.65%
Variable Trust - Transportation Fund (RTRF)
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
2012	0.45%	to	2.50%	266,492	9.59	to	8.86	4,292,283	0.00%	17.05%	to	14.64%
Variable Trust - Utilities Fund (RUTL)
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
2012	0.45%	to	2.50%	479,076	10.58	to	11.22	5,772,558	2.30%	0.66%	to	-1.42%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
2012	0.45%	to	2.50%	77,859	9.27	to	9.80	803,071	0.00%	0.33%	to	-1.74%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2016	0.45%	to	2.45%	1,886,568	$11.29	to	$10.48	$20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
2012	0.45%	to	2.50%	276,250	7.96	to	7.69	2,159,544	0.73%	2.92%	to	0.79%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%
2012	0.45%	to	2.45%	2,119,340	11.51	to	10.90	23,773,000	1.06%	18.64%	to	16.25%
Variable Insurance Portfolios - Energy (WRENG)
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
2012	0.45%	to	2.50%	3,380,507	10.55	to	10.41	35,460,908	2.03%	5.51%	to	4.06%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
2012	1.15%	to	2.00%	408,007	17.77	to	16.24	7,084,390	1.04%	14.81%	to	14.03%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
2012	0.45%	to	2.45%	380,812	12.11	to	9.92	5,004,941	3.16%	16.53%	to	14.18%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45%	to	2.30%	51,471	11.18	to	0.00	557,054	1.09%	12.13%	to	0.00%
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45%	to	2.25%	274,533	10.80	to	10.29	2,899,591	1.83%	7.22%	to	5.28%
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45%	to	2.30%	381,412	10.81	to	10.28	4,020,875	1.52%	9.53%	to	7.49%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
2012	0.45%	to	2.45%	434,393	12.73	to	10.62	5,233,229	0.41%	13.89%	to	11.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	$13.39	to	$14.62	$4,810,959	5.64%	6.46%	to	4.64%
2012	0.45%	to	2.45%	435,367	12.58	to	13.40	6,431,471	1.48%	14.19%	to	11.89%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
2012	0.45%	to	1.95%	243,175	10.64	to	10.53	2,585,872	9.19%	6.41%	to	5.34%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45%	to	2.50%	1,212,032	8.86	to	8.38	10,441,756	0.00%	1.65%	to	-0.45%
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45%	to	2.50%	1,578,196	9.19	to	8.69	14,127,817	0.00%	3.37%	to	1.23%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
2012	0.45%	to	2.20%	190,632	10.22	to	9.75	1,930,557	0.63%	16.71%	to	14.65%
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
2012	0.45%	to	2.30%	83,029	11.94	to	13.14	1,043,764	1.90%	13.81%	to	11.69%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
2012	0.45%	to	2.45%	1,281,066	11.19	to	11.96	18,225,025	1.99%	2.58%	to	0.51%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
2012	0.45%	to	1.80%	323,301	11.78	to	13.21	4,419,224	1.58%	15.40%	to	13.83%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
2012	0.45%	to	2.00%	88,965	11.45	to	10.98	994,694	2.07%	8.99%	to	7.28%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
2012	1.15%	to	2.50%	51,664	11.42	to	11.01	585,042	1.44%	11.01%	to	9.49%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
2012	0.45%	to	2.30%	1,240,205	11.04	to	11.60	15,505,928	1.72%	4.68%	to	2.73%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
2012	0.45%	to	2.50%	1,698,729	11.53	to	10.84	22,732,682	1.53%	10.34%	to	8.07%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
2012	0.45%	to	1.80%	441,954	11.70	to	13.25	6,069,951	1.53%	13.23%	to	11.71%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
2012	0.45%	to	2.50%	1,136,193	11.37	to	11.05	14,897,003	1.67%	7.48%	to	5.26%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
2012	0.45%	to	2.00%	96,323	10.35	to	13.16	1,004,054	0.17%	16.42%	to	14.56%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
2012	0.45%	to	2.10%	47,661	12.53	to	13.44	527,377	0.00%	12.87%	to	10.99%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
2012	0.45%	to	2.00%	65,799	12.22	to	14.90	968,868	0.99%	20.04%	to	18.27%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	16.81	to	25.48	3,283,214	0.15%	40.32%	to	37.99%
2012	0.45%	to	2.20%	156,996	11.98	to	18.28	2,626,810	0.17%	14.96%	to	12.93%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	$13.65	to	$12.91	$3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
2012	0.45%	to	2.45%	296,635	12.22	to	9.98	3,949,391	2.03%	14.23%	to	11.93%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
2012	1.15%	to	1.80%	27,728	12.35	to	11.51	336,263	0.00%	12.63%	to	11.93%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
2012	0.45%	to	2.45%	392,383	12.02	to	10.65	5,793,902	1.93%	14.06%	to	11.76%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%
2012	1.15%	to	2.15%	287,520	9.63	to	9.47	2,760,934	0.00%	0.16%	to	-0.85%

2016	Reserves for annuity contracts in payout phase:								$69,540
2016	Contract owners’ equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								$70,623
2015	Contract owners’ equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								$89,289
2014	Contract owners’ equity:								$1,524,687,920
2013	Reserves for annuity contracts in payout phase:								$113,380
2013	Contract owners’ equity:								$1,358,664,885
2012	Reserves for annuity contracts in payout phase:								$110,587
2012	Contract owners’ equity:								$1,146,493,847
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2016.
Statement of Operations for the year ended December 31, 2016.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2016 and 2015.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014.
Consolidated Balance Sheets as of December 31, 2016 and 2015.
Consolidated Statements of Equity as of December 31, 2016, 2015 and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004, under document "amcentfpa99h2.htm".
(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(4)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(5)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000, as "drewfusfpa99h3.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(7)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(9)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002, under document "trowefpa99h15.htm".
(12)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(15)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(16)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002, under document "lordabbettfpa.htm".

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".
(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 24, 2012 with post-effective amendment number 8 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(29)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(30)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
The following Fund Participation Agreement was previously filed on April 14, 2016 with post-effective amendment number 1 of registration statement (333-201820) under Exhibit 24(b), and is hereby incorporated by reference.

(31)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC, dated May 1, 2016, under document "mainstayfpa.htm".
The following Fund Participation Agreement was previously filed on April 13, 2017 with pre-effective amendment number 39 of registration statement (333-103095) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015, under document "columbiafpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2017, was 544 and 1,038 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact